UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Floating Rate High Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	5.96%	3.91%	4.04%
Class T (incl. 2.75% sales charge)	5.87%	3.89%	3.97%
Class B (incl. contingent deferred sales charge) A	4.80%	3.68%	3.91%
Class C (incl. contingent deferred sales charge) B	7.05%	3.73%	3.62%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 3.5%, 1.5%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Floating Rate High Income Fund - Class A on October 31, 2000, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P/Loan Syndications and Trading Association Leveraged Performing Loan Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: An expanding U.S. economy, declining default rates and favorable supply/demand dynamics - including a contracting pool of outstanding loans and strong investor cash flows - buoyed the leveraged-loan market for the 12 months ending October 31, 2010. The S&P®/LSTA Leveraged Performing Loan Index gained 11.40% for the period. From a technical perspective, a supply/demand imbalance led to stronger prices. Asset flows into leveraged-loan funds were robust, repayments continued throughout the period and new issuance, while picking up year over year, was outstripped by demand from both retail and crossover investors such as hedge funds and others seeking relative value. The performing loan market ended October 2010 with $452 billion outstanding, up about 2% from year-end 2009, but down 17% since the end of 2008. Business fundamentals provided a tail wind in the first quarter of 2010, but dissipated in the second quarter in advance of the Federal Reserve Board's widely anticipated announcement of a second round of monetary easing. Additionally, the default rate on leveraged loans continued to decline from its peak of 10.8% in November 2009 to 2.3% by period end - a 23-month low - as plentiful liquidity allowed issuers to push out maturities, secure covenant relief and raise additional capital.

Comments from Christine McConnell, Portfolio Manager of Fidelity AdvisorSM Floating Rate High Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 8.96%, 8.87%, 8.30% and 8.05%, respectively (excluding sales charges), lagging the S&P/LSTA index. The fund's conservative bias toward larger-cap, higher-credit-quality issues hurt, as smaller-cap, lower-quality issues outperformed during the period. On an industry basis, the biggest drags on performance came from metals/mining, industrial equipment, leisure and chemicals/plastics. Notable individual detractors were cable and entertainment giant Cablevision Systems and out-of-benchmark positions in Freeport-McMoRan Copper & Gold and German health care holding company Fresenius Medical Care. Also detracting was not owning a number of smaller-cap, lower-quality benchmark components that outperformed, including chemical producer Hexion, which merged with Momentive Performance Materials Holdings in October. Our cash position also hurt. Contributors included an underweighting in the business equipment/services and publishing industries, as well as good security selection in the latter, with holdings in yellow pages publisher R.H. Donnelley faring well. Investments in a variety of telecom and media companies boosted performance, led by mobile broadband builder/operator Clearwire and radio/billboard giant Clear Channel Communications. Some of these names were sold from the fund prior to period end.

Comments from Christine McConnell, Portfolio Manager of Fidelity AdvisorSM Floating Rate High Income Fund: For the year ending October 31, 2010, the fund's Institutional Class shares returned 9.27%, lagging the S&P/LSTA index. The fund's conservative bias toward larger-cap, higher-credit-quality issues hurt, as smaller-cap, lower-quality issues outperformed during the period. On an industry basis, the biggest drags on performance came from metals/mining, industrial equipment, leisure and chemicals/plastics. Notable individual detractors were cable and entertainment giant Cablevision Systems and out-of-benchmark positions in Freeport-McMoRan Copper & Gold and German health care holding company Fresenius Medical Care. Also detracting was not owning a number of smaller-cap, lower-quality benchmark components that outperformed, including chemical producer Hexion, which merged with Momentive Performance Materials Holdings in October. Our cash position also hurt. Contributors included an underweighting in the business equipment/services and publishing industries, as well as good security selection in the latter, with holdings in yellow pages publisher R.H. Donnelley faring well. Investments in a variety of telecom and media companies boosted performance, led by mobile broadband builder/operator Clearwire and radio/billboard giant Clear Channel Communications. Some of these names were sold from the fund prior to period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,026.30	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Class T	1.01%
Actual		$ 1,000.00	$ 1,025.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Class B	1.54%
Actual		$ 1,000.00	$ 1,022.60	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class C	1.75%
Actual		$ 1,000.00	$ 1,021.50	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Fidelity Floating Rate High Income Fund	.72%
Actual		$ 1,000.00	$ 1,026.80	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,026.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	2.9
Community Health Systems, Inc.	2.8	2.7
Charter Communications Operating LLC	2.5	2.7
Univision Communications, Inc.	1.6	1.7
Reynolds Consumer Products Holdings, Inc.	1.6	0.3
	11.8
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.8	12.5
Telecommunications	9.1	9.4
Electric Utilities	8.4	8.1
Technology	6.0	5.9
Automotive	5.8	6.2
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
BBB 5.6%	BBB 5.9%
BB 34.3%	BB 37.3%
B 26.7%	B 29.0%
CCC,CC,C 2.8%	CCC,CC,C 3.7%
D† 0.0%	D 0.1%
Not Rated 22.0%	Not Rated 14.6%
Equities 0.8%	Equities 0.8%
Short-Term Investments and Net Other Assets 7.8%	Short-Term Investments and Net Other Assets 8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010*		As of April 30, 2010**
	Floating Rate Loans 75.8%		Floating Rate Loans 72.9%
	Convertible Bonds † 0.0%		Convertible Bonds 0.0%
	Nonconvertible Bonds 15.5%		Nonconvertible Bonds 17.6%
	Foreign Government & Government Agency Obligations 0.1%		Foreign Government & Government Agency Obligations 0.1%
	Common Stocks 0.8%		Common Stocks 0.8%
	Short-Term Investments and Net Other Assets 7.8%		Short-Term Investments and Net Other Assets 8.6%
* Foreign investments	7.6%	** Foreign investments	6.3%

† Amount represents less than 0.1%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Floating Rate Loans (h) - 75.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
AX Acquisition Corp. Tranche B1, term loan 3.625% 8/15/14 (f)	$ 5,876	$ 5,784
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (f)	2,617	2,649
Sequa Corp. term loan 3.5406% 12/3/14 (f)	35,990	34,146
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5391% 9/30/16 (f)	16,398	16,316
TransDigm, Inc. term loan 2.2691% 6/23/13 (f)	14,340	14,143
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.51% 9/29/13 (f)	4,062	4,042
		77,080
Air Transportation - 1.1%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2842% 4/30/12 (f)	14,939	14,752
term loan 8.75% 9/27/13 (f)	3,777	3,815
Tranche 2LN, term loan 3.5391% 4/30/14 (f)	13,915	13,497
Northwest Airlines Corp. Tranche B, term loan 3.79% 12/22/13 (f)	3,742	3,517
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	13,878	13,184
US Airways Group, Inc. term loan 2.7884% 3/23/14 (f)	25,712	23,141
		71,906
Automotive - 3.5%
Dana Holding Corp. term loan 4.5865% 1/31/15 (f)	23,755	23,755
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (f)	36,899	32,471
Tranche C, term loan 2.1975% 12/27/15 (f)	18,826	16,426
Ford Motor Co. term loan 3.0375% 12/15/13 (f)	86,192	84,899
Tenneco, Inc.:
Credit-Linked Deposit 5.2569% 3/16/14 (f)	15,750	15,868
Tranche B, term loan 5.0394% 6/3/16 (f)	11,970	12,060
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.21% 4/30/14 (f)	43,500	42,086
TRW Automotive, Inc. Tranche A 2LN, term loan 4.0835% 5/30/15 (f)	5,101	5,159
		232,724
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 3.6%
Citadel Broadcasting Corp. term loan 11% 6/3/15 (f)	$ 2,579	$ 2,718
Clear Channel Capital I LLC Tranche B, term loan 3.9053% 1/29/16 (f)	31,498	25,001
Clear Channel Communications, Inc. Tranche A, term loan 3.6563% 7/30/14 (f)	3,000	2,460
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (f)	1,732	1,714
Gray Television, Inc. Tranche B, term loan 3.76% 12/31/14 (f)	2,468	2,394
Nexstar Broadcasting, Inc. term loan 5.0038% 9/30/16 (f)	8,394	8,352
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (f)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 5.5% 10/23/15 (f)	5,909	5,998
Univision Communications, Inc.:
term loan 4.5063% 3/31/17 (f)	65,801	62,511
Tranche 1LN, term loan 2.5063% 9/29/14 (f)	39,201	37,240
VNU, Inc.:
term loan 2.2563% 8/9/13 (f)	6,995	6,907
Tranche B, term loan 4.0063% 5/1/16 (f)	22,897	22,697
Tranche C, term loan 4.0063% 5/1/16 (f)	57,079	56,151
		240,029
Building Materials - 0.4%
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/27/16 (f)	22,000	22,248
Tranche 2LN, term loan 9% 10/27/17 (f)	3,540	3,620
		25,868
Cable TV - 4.6%
CCO Holdings, LLC Tranche 3LN, term loan 2.7553% 9/6/14 (f)	3,000	2,835
Cequel Communications LLC Tranche 1LN, term loan 2.2569% 11/5/13 (f)	20,619	20,388
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	6,970	7,161
Tranche B 1LN, term loan 2.26% 3/6/14 (f)	99,561	97,819
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CSC Holdings, Inc.:
Tranche B, term loan 2.0063% 3/31/13 (f)	$ 16,968	$ 16,905
Tranche B2, term loan 3.5063% 3/29/16 (f)	6,969	6,934
Tranche B3, term loan 3.2563% 3/29/16 (f)	64,682	63,796
Insight Midwest Holdings LLC Tranche B, term loan 2.0207% 4/6/14 (f)	12,641	12,199
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	18,953	18,716
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	2,970	2,940
Tranche E, term loan 4.5% 10/23/17 (f)	5,985	5,835
San Juan Cable, Inc. Tranche 1LN, term loan 2.05% 10/31/12 (f)	4,634	4,541
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (f)	11,716	11,760
UPC Broadband Holding BV:
Tranche T, term loan 4.2507% 12/31/16 (f)	17,000	16,575
Tranche X, term loan 4.2507% 12/31/17 (f)	13,008	12,650
Wide Open West Finance LLC Tranche A, term loan 6.7563% 6/28/14 (f)	5,000	4,875
		305,929
Capital Goods - 2.9%
Ashtead Group PLC term loan 2.0625% 8/31/11 (f)	2,658	2,645
Baldor Electric Co. term loan 5.25% 1/31/14 (f)	5,064	5,115
Bucyrus International, Inc.:
Tranche B, term loan 3.26% 5/4/14 (f)	11,968	12,088
Tranche C, term loan 4.5% 2/19/16 (f)	20,897	21,001
Dresser, Inc.:
Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (f)	15,000	14,925
Tranche B 1LN, term loan 2.6119% 5/4/14 (f)	37,082	36,896
Flowserve Corp. term loan 1.8125% 8/10/12 (f)	32,662	32,581
Polypore, Inc. Tranche B, term loan 2.26% 7/3/14 (f)	1,842	1,815
Rexnord Corp.:
Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,326	3,210
Tranche B, term loan 2.8125% 7/19/13 (f)	6,325	6,167
Sensata Technologies BV term loan 2.0381% 4/27/13 (f)	9,935	9,674
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 2.2717% 12/17/10 (f)	$ 1,134	$ 1,131
SRAM LLC term loan 5.0098% 4/30/15 (f)	1,759	1,759
Tomkins PLC:
Tranche A, term loan 6.5% 9/21/15 (f)	6,000	6,023
Tranche B, term loan 6.75% 9/21/16 (f)	38,000	38,523
		193,553
Chemicals - 4.7%
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7563% 4/2/13 (f)	5,526	5,416
Tranche C, term loan 3.29% 10/31/16 (f)	35,265	35,399
CF Industries Holdings, Inc. Tranche B1, term loan 4.5% 4/5/15 (f)	30,075	30,376
Charter Communications Operating LLC Tranche C, term loan 3.54% 9/6/16 (f)	58,747	57,719
Chemtura Corp. term loan:
5.5% 8/27/16 (f)	17,000	17,128
6% 2/1/11 (f)	17,370	17,479
Gentek Holding LLC Tranche B, term loan 6.75% 10/6/15 (f)	6,000	6,038
Huntsman International LLC Tranche B, term loan 1.7835% 4/19/14 (f)	24,097	23,554
INEOS US Finance:
Tranche B 2LN, term loan 9.501% 12/16/13 (f)	6,450	6,604
Tranche B, term loan 9.501% 12/16/13 (f)	1,456	1,490
Tranche C 2LN, term loan 10.001% 12/16/14 (f)	6,568	6,724
Tranche C, term loan 10.001% 12/16/14 (f)	1,544	1,581
Lyondell Chemical Co. term loan 5.5% 4/8/16 (f)	25,775	26,020
MacDermid, Inc. Tranche B, term loan 2.2553% 4/12/14 (f)	1,956	1,858
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 2.5394% 5/15/14 (f)	2,000	1,930
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (f)	19,986	19,636
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (f)	15,505	15,679
Tranche C, term loan 2.5079% 5/13/16 (f)	1,985	1,970
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 4/25/17 (f)	6,000	6,015
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (f)	7,475	7,494
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (f)	$ 14,259	$ 14,349
Tronox, Inc. Tranche B, term loan 7% 12/31/10 (f)	7,000	7,026
		311,485
Consumer Products - 1.9%
Herbalife International, Inc. term loan 1.76% 7/21/13 (f)	1,662	1,637
Jarden Corp.:
Tranche B 5LN, term loan 3.5394% 1/26/15 (f)	3,065	3,084
Tranche B4, term loan 3.5394% 1/26/15 (f)	5,830	5,859
Revlon Consumer Products Corp. term loan 6% 3/11/15 (f)	9,950	9,950
Reynolds Consumer Products Holdings, Inc.:
term loan:
6.25% 5/5/16 (f)	38,555	38,748
6.75% 5/5/16 (f)	16,801	16,927
term loan:
6.25% 8/6/15 (f)(e)	9,000	9,011
6.5% 5/5/16 (f)(e)	39,205	39,548
Spectrum Brands, Inc. term loan 8% 6/16/16 (f)	3,000	3,056
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (f)	1,867	1,815
		129,635
Containers - 1.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	23,654	23,654
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,453
Berry Plastics Holding Corp. Tranche C, term loan 2.3763% 4/3/15 (f)	7,911	7,475
BWAY Holding Co. Tranche B, term loan 5.5767% 6/16/17 (f)	1,995	2,012
Crown Holdings, Inc.:
term loan B 2.01% 11/15/12 (f)	6,386	6,378
Tranche B, term loan 2.01% 11/15/12 (f)	5,325	5,318
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (f)	1,990	2,007
Graham Packaging Holdings Co. term loan 6% 9/23/16 (f)	16,000	16,190
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7563% 6/14/13 (f)	25,849	25,785
		98,272
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 2.3%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (f)	$ 17,813	$ 18,125
Fifth Third Processing Solutions:
Tranche 1LN, term loan 10/29/16	19,280	19,087
Tranche 2LN, term loan 8.25% 10/29/17 (f)	3,905	3,866
Interactive Data Corp. term loan 6.75% 1/29/17 (f)	19,963	20,288
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	12,923	13,214
Tranche 2LN, term loan 7% 3/17/16 (f)	9,077	9,259
MSCI, Inc. term loan 4.75% 6/1/16 (f)	23,940	24,090
Nuveen Investments, Inc. term loan 3.2889% 11/13/14 (f)	15,044	14,085
RBS WorldPay Tranche B, term loan 10/18/17	10,000	10,088
TransUnion LLC term loan 6.75% 6/15/17 (f)	18,608	18,841
		150,943
Diversified Media - 0.6%
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (f)	2,985	2,955
Autotrader.com, Inc.:
Tranche A 2LN, term loan 4.76% 6/14/16 (f)	1,500	1,508
Tranche B, term loan 6% 6/14/16 (f)	5,000	5,006
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (f)	24,989	25,083
LBI Media, Inc. term loan 1.7553% 3/31/12 (f)	2,197	2,065
Thomson Media, Inc. Tranche B1, term loan 7% 11/8/11 (f)	905	860
		37,477
Electric Utilities - 7.0%
AES Corp. term loan 2.8588% 8/10/11 (f)	16,732	16,690
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (f)	4,636	4,479
term loan 3.2894% 3/30/14 (f)	51,927	50,175
BRSP LLC term loan 7.5% 6/24/14 (f)	13,089	13,154
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	16,271	16,108
Calpine New Development Holdings LLC term loan 7% 6/8/17 (f)	36,908	37,553
Coleto Creek WLE LP:
LOC 3.0394% 6/28/13 (f)	966	904
term loan 3.0318% 6/28/13 (f)	5,773	5,398
Covanta Energy Corp.:
term loan 1.8567% 2/9/14 (f)	5,817	5,700
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.: - continued
Credit-Linked Deposit 1.79% 2/9/14 (f)	$ 2,967	$ 2,908
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.01% 4/2/13 (f)	45,554	44,928
Tranche B, term loan 4.01% 4/2/13 (f)	3,856	3,803
GenOn Energy, Inc. Tranche B, term loan 9/20/17	28,000	27,860
MACH Gen LLC Credit-Linked Deposit 2.2894% 2/22/13 (f)	182	170
Mirant North America LLC term loan 2.0053% 1/3/13 (f)	19,418	19,321
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (f)	87	85
Tranche 2LN, term loan 5.0625% 5/1/14 (f)	6,000	5,400
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	4,725	4,607
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.76% 5/8/15 (f)	585	558
Tranche DD, term loan 3.76% 5/8/15 (f)	2,339	2,233
NRG Energy, Inc.:
term loan:
1.7812% 2/1/13 (f)	14,634	14,396
3.5394% 8/1/15 (f)	29,714	29,677
Credit-Linked Deposit:
3.2894% 2/1/13 (f)	2,220	2,154
3.5394% 8/1/15 (f)	29,097	28,770
NSG Holdings LLC:
Credit-Linked Deposit 1.7922% 6/15/14 (f)	247	236
Tranche B, term loan 1.7922% 6/15/14 (f)	1,147	1,093
Reliant Energy, Inc. Credit-Linked Deposit 2.0063% 6/30/14 (f)	11,150	11,066
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2894% 12/15/11 (f)	359	344
Credit-Linked Deposit 2.2894% 12/15/13 (f)	1,144	1,098
Tranche 1LN, term loan 2.2894% 12/15/13 (f)	2,788	2,677
Tranche 2LN, term loan 4.5394% 12/15/14 (f)	18,242	16,692
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (f)	32,343	25,147
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.: - continued
Tranche B2, term loan 3.9226% 10/10/14 (f)	$ 30,379	$ 23,657
Tranche B3, term loan 3.7563% 10/10/14 (f)	58,455	45,522
		464,563
Energy - 0.3%
Alon USA, Inc. term loan 2.591% 8/4/13 (f)	1,862	1,359
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	2,963	3,029
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (f)	1,286	1,289
Sheridan Production Partners LP term loan 7.5% 4/20/17 (f)	8,970	8,948
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (f)	2,763	2,611
		17,236
Entertainment/Film - 0.2%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (f)	1,990	1,960
MGM Holdings II, Inc. Tranche B1, term loan 20.5% 4/8/12 (c)(f)	3,954	1,819
Regal Cinemas Corp. term loan 3.7894% 11/19/16 (f)	6,965	6,991
		10,770
Environmental - 0.1%
EnergySolutions, Inc. term loan 6.25% 8/13/16 (f)	9,975	10,075
Synagro Technologies, Inc. Tranche 1LN, term loan 2.26% 3/30/14 (f)	455	394
		10,469
Food and Drug Retail - 0.5%
GNC Corp. term loan 2.5286% 9/16/13 (f)	2,830	2,774
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (f)	5,991	5,961
Tranche ABL, term loan 2.01% 6/4/14 (f)	15,227	13,742
SUPERVALU, Inc.:
Tranche B, term loan 1.5381% 6/2/12 (f)	9,678	9,436
Tranche B2, term loan 3.0381% 10/5/15 (f)	3,180	3,096
		35,009
Food/Beverage/Tobacco - 2.0%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (f)	7,955	8,025
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Constellation Brands, Inc.:
Tranche B, term loan 1.8125% 6/5/13 (f)	$ 23,647	$ 23,529
Tranche B, term loan 3.0625% 6/5/15 (f)	11,666	11,695
Dean Foods Co. Tranche B, term loan:
3.29% 4/2/16 (f)	16,315	16,315
3.54% 4/2/17 (f)	7,980	7,900
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0603% 3/2/17 (f)	1,967	1,981
Tranche C 1LN, term loan 5.0406% 3/2/17 (f)	4,885	4,921
Michael Foods, Inc. Tranche B, term loan 6.25% 6/29/16 (f)	17,307	17,609
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (f)	28,825	29,257
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (f)	9,975	10,112
		131,344
Gaming - 2.1%
Ameristar Casinos, Inc. term loan 3.5391% 11/10/12 (f)	4,786	4,786
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (f)	1,210	1,189
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2884% 1/28/15 (f)	6,688	5,885
Tranche B2, term loan 3.2884% 1/28/15 (f)	8,890	7,846
Tranche B3, term loan 3.2884% 1/28/15 (f)	8,780	7,727
Tranche B4, term loan 9.5% 10/31/16 (f)	1,985	2,064
Las Vegas Sands LLC:
term loan 2.03% 5/23/14 (f)	2,167	2,048
Tranche B, term loan 2.03% 5/23/14 (f)	10,724	10,135
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (f)	21,079	21,026
Penn National Gaming, Inc. Tranche B, term loan 2.0339% 10/3/12 (f)	20,901	20,770
Venetian Macau Ltd.:
Tranche B, term loan 4.78% 5/26/13 (f)	21,102	21,050
Tranche DD, term loan 4.78% 5/26/12 (f)	15,124	15,086
Venetian Macau US Finance, Inc. Tranche B, term loan 4.78% 5/25/13 (f)	17,106	17,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.135% 8/15/13 (f)	2,313	2,243
		138,918
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.2%
Bausch & Lomb, Inc. term loan:
3.5053% 4/26/15 (f)	$ 5,411	$ 5,276
3.5268% 4/26/15 (f)	23,172	22,593
Biomet, Inc. term loan 3.2816% 3/25/15 (f)	19,840	19,617
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (f)	2,963	2,981
Community Health Systems, Inc.:
Tranche B, term loan 2.5494% 7/25/14 (f)	183,569	180,334
Tranche DD, term loan 2.5494% 7/25/14 (f)	9,417	9,252
Concentra Operating Corp. Tranche B 1LN, term loan 2.54% 6/25/14 (f)	944	923
DaVita, Inc. Tranche B, term loan 4.5% 10/20/16 (f)	65,495	66,068
Emdeon Business Services term loan 4.5% 11/16/13 (f)	4,000	4,010
Emergency Medical Services Corp. term loan 3.2563% 4/8/15 (f)	4,938	4,938
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (f)	28,061	28,342
Tranche B, term loan 1.659% 3/31/13 (f)	34,277	34,020
Tranche C 2LN, term loan 4.5% 9/10/14 (f)	17,178	17,350
Grifols SA Tranche B, term loan 10/1/16	42,000	42,420
HCA, Inc.:
Tranche B, term loan 2.5394% 11/17/13 (f)	168,607	165,656
Tranche B2, term loan 3.5394% 3/31/17 (f)	55,286	54,529
Health Management Associates, Inc. Tranche B, term loan 2.0394% 2/28/14 (f)	8,952	8,762
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (f)	2,000	2,003
IASIS Healthcare Corp.:
term loan 2.2553% 3/15/14 (f)	4,413	4,314
Credit-Linked Deposit 2.2563% 3/15/14 (f)	417	408
Tranche DD, term loan 2.2553% 3/15/14 (f)	1,530	1,495
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2699% 6/26/14 (f)	15,890	15,260
Tranche 2LN, term loan 4.5053% 6/26/15 (f)	4,500	4,388
LifePoint Hospitals, Inc. Tranche B, term loan 3.07% 4/15/15 (f)	12,000	12,030
Manor Care, Inc. term loan 2.7553% 12/21/14 (f)	11,348	11,121
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (f)	20,055	20,105
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (f)	2,751	2,703
Psychiatric Solutions, Inc. term loan 2.0315% 7/1/12 (f)	21,085	21,033
PTS Acquisition Corp. term loan 2.5053% 4/10/14 (f)	1,780	1,673
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (f)	$ 9,950	$ 9,639
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (f)	5,000	4,938
Team Health, Inc. term loan 2.3262% 11/22/12 (f)	8,093	7,932
Universal Health Services, Inc.:
term loan 5.5% 7/28/16 (f)	19,000	19,143
Tranche A, term loan 3.5034% 8/15/15 (f)	3,750	3,745
Valeant Pharmaceuticals International:
term loan 0.75% 9/27/16 (f)(e)	4,506	4,557
Tranche B, term loan 5.5% 9/27/16 (f)	18,024	18,227
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	18,433	18,525
VWR Funding, Inc. term loan 2.7553% 6/29/14 (f)	16,876	16,243
Warner Chilcott Corp.:
Tranche A, term loan 6% 10/30/14 (f)	1,141	1,146
Tranche B, term loan 6.25% 4/30/15 (f)	8,983	9,051
Tranche B3-B4, term loan 6.5% 2/20/16 (f)	4,000	4,000
		880,750
Homebuilding/Real Estate - 1.0%
CB Richard Ellis Group, Inc. Tranche B, term loan 5.75% 12/20/13 (f)	2,512	2,509
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.5% 6/24/13 (f)	4,262	4,257
Tranche A1, term loan 5.75% 12/20/13 (f)	1,704	1,702
Tranche B1, term loan 6.25% 12/20/15 (f)	8,583	8,572
Tranche B1-A, term loan 6.25% 12/20/15 (f)	11,037	11,037
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,980	3,980
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	2,702	2,472
Tranche 2LN, term loan 13.5% 10/15/17	6,000	6,480
Tranche B, term loan 3.2569% 10/10/13 (f)	18,829	17,229
Tranche DD, term loan 3.263% 10/10/13 (f)	12,354	11,242
		69,480
Insurance - 0.0%
USI Holdings Corp. Tranche B, term loan 2.76% 5/4/14 (f)	3,000	2,828
Leisure - 1.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (f)	4,988	4,738
Cedar Fair LP Tranche B, term loan 5.5% 12/15/16 (f)	13,965	14,174
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Leisure - continued
Six Flags, Inc. Tranche B, term loan 6% 6/30/16 (f)	$ 9,675	$ 9,651
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 6/1/16 (f)	14,895	15,081
Town Sports International LLC term loan 2.125% 2/27/14 (f)	2,873	2,665
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (f)	28,725	28,904
		75,213
Metals/Mining - 0.6%
Compass Minerals:
Tranche B, term loan 1.7806% 12/22/12 (f)	1,543	1,535
Tranche C, term loan 3.0329% 1/15/16 (f)	7,214	7,232
Fairmount Minerals Ltd. Tranche B, term loan 6.25% 8/5/16 (f)	7,000	7,079
Novelis Corp. term loan 2.26% 7/6/14 (f)	18,281	18,052
Oxbow Carbon LLC Tranche B, term loan 2.2894% 5/8/14 (f)	1,489	1,459
Walter Energy, Inc. term loan 2.5085% 10/3/12 (f)	4,851	4,766
		40,123
Paper - 1.7%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2918% 12/20/12 (f)	49,019	48,897
Tranche B, term loan 2.2883% 12/20/12 (f)	12,497	12,465
Tranche C, term loan 3.5413% 12/23/14 (f)	3,990	4,005
Graphic Packaging International, Inc. Tranche B, term loan 2.2936% 5/16/14 (f)	6,999	6,876
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (f)	43,890	44,219
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (c)(f)	1,995	52
		116,514
Publishing/Printing - 1.2%
Cenveo Corp.:
Tranche C, term loan 4.7616% 6/21/13 (f)	1,313	1,297
Tranche DD, term loan 4.7616% 6/21/13 (f)	56	55
Dex Media East LLC term loan 2.7946% 10/24/14 (f)	11,663	9,447
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (f)	2,435	2,252
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7563% 6/12/14 (f)	12,889	12,052
Newsday LLC term loan 10.5% 8/1/13	3,000	3,210
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (f)	$ 13,965	$ 13,895
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (f)	37,583	34,295
Visant Corp. Tranche B, term loan 7% 12/22/16 (f)	5,000	5,044
		81,547
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0471% 4/28/13 (f)	15,298	14,992
Tranche C, term loan 1.7807% 4/28/13 (f)	2,903	2,830
		17,822
Restaurants - 1.0%
Buffets, Inc. Tranche 1LN, term loan 12% 4/22/15 (f)	3,972	3,694
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (f)	46,000	46,345
DineEquity, Inc. term loan 6% 10/19/17 (f)	8,000	8,080
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (f)	336	317
term loan 2.625% 6/14/14 (f)	4,076	3,837
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	3,990	4,020
		66,293
Services - 1.8%
Altegrity, Inc. Tranche D, term loan 7.75% 2/21/15 (f)	1,995	2,027
ARAMARK Corp.:
Credit-Linked Deposit 2.1313% 1/26/14 (f)	1,386	1,352
term loan 2.1644% 1/26/14 (f)	16,100	15,698
Credit-Linked Deposit 3.5063% 7/26/16 (f)	2,098	2,087
Tranche B, term loan 3.5394% 7/26/16 (f)	31,896	31,736
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	7,148	7,130
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (f)	2,532	2,380
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	6,000	6,068
Hertz Corp.:
Credit-Linked Deposit 2.0891% 12/21/12 (f)	308	305
Tranche B, term loan 2.01% 12/21/12 (f)	1,662	1,646
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (f)	9,675	9,675
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (f)	$ 6,580	$ 6,629
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (f)	29,953	28,455
Tranche DD, term loan 2.76% 7/24/14 (f)	2,590	2,460
The Geo Group, Inc. Tranche B, term loan 4.75% 8/4/16 (f)	6,500	6,533
		124,181
Shipping - 0.0%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (f)	1,980	2,007
Tranche 2LN, term loan 10.5% 10/8/16 (f)	1,000	993
		3,000
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (f)	15,414	14,894
Tranche B2, term loan 4.8843% 7/31/16 (f)	9,285	9,215
Sally Holdings LLC Tranche B, term loan 2.51% 11/16/13 (f)	7,751	7,703
Toys 'R' US, Inc. term loan 6% 9/1/16 (f)	19,000	19,120
		50,932
Super Retail - 0.5%
Bass Pro Group LLC Tranche B, term loan 5.0547% 4/12/15 (f)	5,970	5,970
Dollar General Corp. Tranche B1, term loan 3.02% 7/6/14 (f)	14,244	14,031
Harbor Freight Tools USA, Inc. term loan 5.0157% 2/24/16 (f)	1,939	1,942
IMS Health, Inc. term loan 5.25% 2/26/16 (f)	3,961	3,996
PETCO Animal Supplies, Inc. term loan 2.5267% 10/26/13 (f)	7,608	7,494
		33,433
Technology - 5.3%
Avaya, Inc. term loan 3.0575% 10/24/14 (f)	18,787	17,096
CommScope, Inc. Tranche B, term loan 2.789% 12/27/14 (f)	7,702	7,683
Dealer Computer Services, Inc. term loan 5.25% 4/21/17 (f)	18,077	18,145
Fidelity National Information Services, Inc.: Tranche A 2LN, term loan 2.8215% 7/18/14(f)	4,866	4,866
Tranche B, term loan 5.25% 7/18/16(f)	45,000	45,619
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
First Data Corp.:
Tranche B1, term loan 3.0062% 9/24/14 (f)	$ 12,674	$ 11,406
Tranche B2, term loan 3.0062% 9/24/14 (f)	34,906	31,372
Tranche B3, term loan 3.0062% 9/24/14 (f)	14,058	12,635
Flextronics International Ltd.:
Tranche B A2, term loan 2.5053% 10/1/14 (f)	1,378	1,350
Tranche B A3, term loan 2.5063% 10/1/14 (f)	1,607	1,575
Tranche B-B, term loan 2.5063% 10/1/12 (f)	11,752	11,605
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (f)	66,575	62,913
Intersil Corp. term loan 4.75% 4/27/16 (f)	6,798	6,832
Itron, Inc. term loan 3.76% 4/18/14 (f)	4,239	4,249
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (f)	861	835
Tranche 2LN, term loan 6.04% 6/11/15 (f)	5,750	5,463
Microsemi Corp. Tranche B, term loan 5% 10/27/17 (f)	10,720	10,814
Open Text Corp. term loan 2.5053% 10/2/13 (f)	5,650	5,593
RedPrairie Corp. term loan 6% 3/24/16 (f)	1,990	1,973
Spansion, Inc. term loan 7.5% 2/9/15 (f)	7,960	8,060
Springboard Finance LLC term loan 7% 2/23/15 (f)	9,750	9,799
SunGard Data Systems, Inc.:
term loan:
2.0063% 2/28/14 (f)	37,423	36,347
4.0336% 2/28/16 (f)	17,917	17,738
Tranche C, term loan 6.75% 2/28/14 (f)	4,915	4,964
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (f)	10,885	10,953
Verifone, Inc. Tranche B, term loan 3.01% 10/31/13 (f)	3,983	3,943
		353,828
Telecommunications - 5.9%
Asurion Corp.:
Tranche 1LN, term loan 3.2766% 7/3/14 (f)	14,900	13,894
Tranche 2LN, term loan 6.7563% 7/3/15 (f)	18,000	16,785
Tranche B 2LN, term loan 6.75% 3/31/15 (f)	18,000	17,685
Crown Castle International Corp. Tranche B, term loan 1.7553% 3/6/14 (f)	9,351	9,281
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (f)	6,501	6,411
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)	2,994	1,946
Hawaiian Telcom Communications, Inc. Tranche 1LN, term loan 9% 5/26/15 (f)	905	905
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (f)	$ 59,000	$ 56,050
Intelsat Ltd. Tranche B, term loan 2.79% 7/3/13 (f)	30,450	29,841
Knology Holding, Inc. Tranche B, term loan 5.5% 10/15/16 (f)	14,000	14,053
Level 3 Financing, Inc. term loan:
2.5391% 3/13/14 (f)	29,000	27,008
11.5% 3/13/14 (f)	3,000	3,240
MetroPCS Wireless, Inc. Tranche B, term loan:
2.5625% 11/3/13 (f)	11,006	10,910
3.8125% 11/3/16 (f)	14,612	14,649
NTELOS, Inc. Tranche B, term loan 5.75% 8/7/15 (f)	2,992	3,007
PanAmSat Corp.:
Tranche B2 A, term loan 2.79% 1/3/14 (f)	23,532	22,944
Tranche B2 B, term loan 2.79% 1/3/14 (f)	23,525	22,937
Tranche B2 C, term loan 2.79% 1/3/14 (f)	23,525	22,937
Telesat Holding, Inc.:
Tranche A, term loan 3.26% 10/31/14 (f)	10,957	10,793
Tranche DD, term loan 3.26% 10/31/14 (f)	941	927
Time Warner Telecom, Inc. Tranche B, term loan 2.01% 1/7/13 (f)	4,832	4,784
TowerCo Finance LLC term loan 6% 11/24/14 (f)	7,373	7,447
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	40,000	39,781
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.7231% 5/26/13 (f)	7,125	7,090
Tranche C 1LN, term loan 4.7231% 5/26/14 (f)	7,125	7,090
Windstream Corp.:
Tranche B1, term loan 1.79% 7/17/13 (f)	6,063	5,987
Tranche B2, term loan 3.04% 12/17/15 (f)	16,850	16,892
		395,274
Textiles & Apparel - 0.7%
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (f)	4,570	4,370
Hanesbrands, Inc. term loan 5.25% 12/10/15 (f)	6,449	6,513
Levi Strauss & Co. term loan 2.5063% 4/4/14 (f)	3,000	2,820
Phillips-Van Heusen Corp. Tranche B, term loan 4.75% 5/6/16 (f)	30,731	31,000
		44,703
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (f)	$ 22,826	$ 22,541
TOTAL FLOATING RATE LOANS (Cost $4,949,498)		5,061,672
Corporate Bonds - 15.5%

Convertible Bonds - 0.0%
Metals/Mining - 0.0%
Massey Energy Co. 3.25% 8/1/15	970	926
Nonconvertible Bonds - 15.5%
Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,120
ManTech International Corp. 7.25% 4/15/18	4,000	4,240
		6,360
Air Transportation - 0.3%
Continental Airlines, Inc. 3.4206% 6/2/13 (f)	949	882
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,210
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,998
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,045
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	5,187
		20,322
Automotive - 2.3%
Accuride Corp. 9.5% 8/1/18 (d)	1,105	1,202
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,085
10.625% 3/15/18	2,880	3,254
Ford Motor Credit Co. LLC:
3.0391% 1/13/12 (f)	17,000	17,043
5.5422% 6/15/11 (f)	31,000	31,679
General Motors Acceptance Corp.:
2.4969% 12/1/14 (f)	40,000	35,200
6.875% 9/15/11	34,000	35,020
7.25% 3/2/11	6,000	6,075
GMAC LLC 6% 12/15/11	2,000	2,040
Navistar International Corp. 8.25% 11/1/21	4,285	4,681
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,270
Tenneco, Inc. 8.625% 11/15/14	6,000	6,180
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (d)	$ 4,000	$ 4,270
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,140
8.875% 12/1/17 (d)	2,060	2,271
		155,410
Banks and Thrifts - 0.3%
GMAC LLC:
2.4969% 12/1/14 (f)	2,000	1,770
6% 4/1/11	3,000	3,004
6% 12/15/11	2,000	2,050
6.875% 9/15/11	9,000	9,270
		16,094
Broadcasting - 0.1%
Univision Communications, Inc. 7.875% 11/1/20 (d)	6,230	6,510
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,139
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	4,440	4,706
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,270
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,614
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,520
		36,110
Capital Goods - 0.0%
Esco Corp. 4.1672% 12/15/13 (d)(f)	2,000	1,860
Chemicals - 0.6%
Ferro Corp. 7.875% 8/15/18	2,210	2,337
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,320
Lyondell Chemical Co. 11% 5/1/18	3,000	3,360
NOVA Chemicals Corp. 3.7476% 11/15/13 (f)	30,595	30,060
		40,077
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15	880	991
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,080
		3,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	$ 2,045	$ 2,163
Berry Plastics Corp.:
5.0391% 2/15/15 (f)	26,000	24,960
8.25% 11/15/15	10,000	10,538
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,326
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,370
Solo Cup Co. 10.5% 11/1/13	2,850	2,978
		52,335
Diversified Financial Services - 0.1%
International Lease Finance Corp. 6.5% 9/1/14 (d)	3,000	3,233
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (d)	4,000	4,040
SLM Corp. 0.5884% 1/27/14 (f)	2,000	1,776
		9,049
Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,220
Series B, 9.25% 12/15/17	12,485	13,640
Lamar Media Corp. 7.875% 4/15/18	2,000	2,145
		34,005
Electric Utilities - 1.4%
AES Corp. 7.75% 3/1/14	3,000	3,263
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,340
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,200
CMS Energy Corp.:
1.2391% 1/15/13 (f)	8,000	7,760
6.3% 2/1/12	3,000	3,135
Energy Future Holdings Corp. 10% 1/15/20 (d)	34,320	35,779
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	174
Mirant North America LLC 7.375% 12/31/13	8,997	9,233
NRG Energy, Inc. 7.375% 2/1/16	7,000	7,280
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,196
		92,360
Energy - 0.5%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	6,000	5,520
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,858
Chesapeake Energy Corp. 7.625% 7/15/13	3,000	3,266
Continental Resources, Inc. 7.125% 4/1/21 (d)	4,000	4,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20	$ 3,000	$ 3,266
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,240
OPTI Canada, Inc. 9% 12/15/12 (d)	3,750	3,811
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,180
Western Refining, Inc. 10.75% 6/15/14 (d)(f)	2,000	2,040
		32,481
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,139
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	4,815	5,284
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,178
		7,462
Healthcare - 0.6%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)	2,930	3,106
DaVita, Inc. 6.375% 11/1/18	3,000	3,068
Elan Finance PLC/Elan Finance Corp. 4.4219% 12/1/13 (f)	2,000	1,995
Hanger Orthopedic Group, Inc. 7.125% 11/15/18 (d)	3,000	3,015
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,160
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (d)	2,055	2,127
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,710
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,000
		39,181
Homebuilding/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (d)	3,000	3,030
Metals/Mining - 1.7%
Arch Coal, Inc. 8.75% 8/1/16	2,000	2,240
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,536
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,348
FMG Finance Property Ltd. 4.2969% 9/1/11 (d)(f)	58,000	59,305
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	15,705	16,098
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,644
Teck Resources Ltd. 9.75% 5/15/14	6,615	8,237
		113,408
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - 0.2%
ABI Escrow Corp. 10.25% 10/15/18 (d)	$ 4,000	$ 4,280
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,285
Cascades, Inc. 7.75% 12/15/17	3,000	3,180
Domtar Corp. 7.875% 10/15/11	2,000	2,115
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (f)	3,000	2,715
		15,575
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(f)	21,245	21,245
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,000	4,150
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,845	1,974
Services - 0.2%
ARAMARK Corp. 3.9656% 2/1/15 (f)	2,000	1,865
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.8763% 5/15/14 (f)	13,000	12,383
		14,248
Shipping - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,733
9.5% 12/15/14	3,000	3,113
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,075
		14,921
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,138
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,730
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,829
		6,559
Technology - 0.7%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (d)	2,000	2,120
8.125% 12/15/17	4,000	4,330
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp. 8.875% 8/15/20 (d)	$ 3,000	$ 3,158
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,377
10.125% 3/15/18 (d)	6,000	6,615
NXP BV/NXP Funding LLC 3.0391% 10/15/13 (f)	20,474	19,399
Seagate Technology International 10% 5/1/14 (d)	2,275	2,764
		44,763
Telecommunications - 3.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	20,000	22,200
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,851
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,242
8.5% 4/15/20	4,000	4,620
GeoEye, Inc. 9.625% 10/1/15	2,505	2,793
Intelsat Ltd. 11.25% 6/15/16	4,000	4,350
iPCS, Inc.:
2.5906% 5/1/13 (f)	40,670	39,247
3.7156% 5/1/14 pay-in-kind (f)	32,611	31,470
Level 3 Financing, Inc. 4.3441% 2/15/15 (f)	3,000	2,520
PAETEC Holding Corp. 8.875% 6/30/17	2,000	2,155
Qwest Corp.:
3.5422% 6/15/13 (f)	23,000	24,093
8.375% 5/1/16	3,000	3,616
8.875% 3/15/12	3,000	3,293
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,770
7.625% 1/30/11	11,000	11,138
8.375% 3/15/12	19,000	20,306
tw telecom holdings, Inc. 8% 3/1/18	3,000	3,240
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,810
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	4,286	4,783
		211,497
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.1211% 12/15/14 (f)	$ 12,000	$ 11,970
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,150
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,335
		19,455
TOTAL NONCONVERTIBLE BONDS		1,030,928
TOTAL CORPORATE BONDS (Cost $973,147)		1,031,854
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.2884% 4/20/11 (Reg. S) (f) (Cost $3,884)	4,000	3,910
Common Stocks - 0.8%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	2,697
Class B (a)	5,717	146
Class B warrants 6/3/30 (a)	35,547	942
ION Media Networks, Inc. (a)	2,842	1,037
		4,822
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	83
Chemicals - 0.5%
LyondellBasell Industries NV:
Class A (a)	654,981	17,593
Class B (a)	599,811	16,129
		33,722
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	259
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.2%
HMH Holdings, Inc. (a)(g)	1,106,192	$ 6,361
RDA Holding Co. (a)	302,964	6,287
		12,648
TOTAL COMMON STOCKS (Cost $49,705)		53,058
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.23% (b) (Cost $864,418)	864,417,571	864,418
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $6,840,652)		7,014,912
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(340,010)
NET ASSETS - 100%		$ 6,674,902

* Amount represents less than $1,000

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $342,615,000 or 5.1% of net assets.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $50,511,000 and $50,733,000, respectively. The coupon rate will be determined at time of settlement.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,361,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 6,287

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,361
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables on the following page, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,443	$ 3,785	$ 12,648	$ 2,010
Financials	551	-	-	551
Industrials	83	83	-	-
Materials	33,722	33,722	-	-
Utilities	259	259	-	-
Corporate Bonds	1,031,854	-	1,031,854	-
Foreign Government and Government Agency Obligations	3,910	-	3,910	-
Floating Rate Loans	5,061,672	-	5,061,672	-
Other	-	-	-	-
Money Market Funds	864,418	864,418	-	-
Total Investments in Securities:	$ 7,014,912	$ 902,267	$ 6,110,084	$ 2,561
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,142)
Cost of Purchases	3,696
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,561
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (2,142)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

As of October 31, 2010, the Fund had an aggregate capital loss carryforward of approximately $154,604,000 of which $115,547,000 and $39,057,000 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,976,234)	$ 6,150,494
Fidelity Central Funds (cost $864,418)	864,418
Total Investments (cost $6,840,652)		$ 7,014,912
Cash		7,664
Receivable for investments sold		30,594
Receivable for fund shares sold		27,014
Interest receivable		33,811
Distributions receivable from Fidelity Central Funds		168
Other receivables		2
Total assets		7,114,165

Liabilities
Payable for investments purchased	$ 423,629
Payable for fund shares redeemed	6,689
Distributions payable	4,015
Accrued management fee	3,072
Distribution and service plan fees payable	797
Other affiliated payables	824
Other payables and accrued expenses	237
Total liabilities		439,263

Net Assets		$ 6,674,902
Net Assets consist of:
Paid in capital		$ 6,565,643
Undistributed net investment income		92,287
Accumulated undistributed net realized gain (loss) on investments		(157,288)
Net unrealized appreciation (depreciation) on investments		174,260
Net Assets		$ 6,674,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,063,560 ÷ 108,680 shares)	$ 9.79

Maximum offering price per share (100/97.25 of $9.79)	$ 10.07
Class T: Net Asset Value and redemption price per share ($242,414 ÷ 24,803 shares)	$ 9.77

Maximum offering price per share (100/97.25 of $9.77)	$ 10.05
Class B: Net Asset Value and offering price per share ($43,302 ÷ 4,431 shares)A	$ 9.77

Class C: Net Asset Value and offering price per share ($621,527 ÷ 63,524 shares)A	$ 9.78

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($3,566,486 ÷ 364,882 shares)	$ 9.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,137,613 ÷ 116,467 shares)	$ 9.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Interest		$ 262,631
Income from Fidelity Central Funds		1,361
Total income		263,992

Expenses
Management fee	$ 29,093
Transfer agent fees	6,903
Distribution and service plan fees	7,514
Accounting fees and expenses	1,372
Custodian fees and expenses	99
Independent trustees' compensation	28
Registration fees	590
Audit	150
Legal	179
Miscellaneous	61
Total expenses before reductions	45,989
Expense reductions	(8)	45,981
Net investment income		218,011
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43,608
Change in net unrealized appreciation (depreciation) on investment securities		172,072
Net gain (loss)		215,680
Net increase (decrease) in net assets resulting from operations		$ 433,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 218,011	$ 126,026
Net realized gain (loss)	43,608	(21,639)
Change in net unrealized appreciation (depreciation)	172,072	475,087
Net increase (decrease) in net assets resulting from operations	433,691	579,474
Distributions to shareholders from net investment income	(160,228)	(95,253)
Distributions to shareholders from net realized gain	(20,518)	-
Total distributions	(180,746)	(95,253)
Share transactions - net increase (decrease)	2,557,736	1,382,631
Redemption fees	720	826
Total increase (decrease) in net assets	2,811,401	1,867,678

Net Assets
Beginning of period	3,863,501	1,995,823
End of period (including undistributed net investment income of $92,287 and undistributed net investment income of $35,270, respectively)	$ 6,674,902	$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.391	.354	.476	.621	.571
Net realized and unrealized gain (loss)	.425	1.232	(1.779)	(.196)	(.022)
Total from investment operations	.816	1.586	(1.303)	.425	.549
Distributions from net investment income	(.287)	(.278)	(.448)	(.625)	(.560)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.337)	(.278)	(.448)	(.627)	(.560)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Total Return A, B	8.96%	20.31%	(13.87)%	4.40%	5.66%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of fee waivers, if any	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of all reductions	1.03%	1.04%	1.06%	1.02%	1.05%
Net investment income	4.11%	4.09%	5.13%	6.28%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,064	$ 518	$ 192	$ 257	$ 285
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income C	.391	.349	.481	.621	.564
Net realized and unrealized gain (loss)	.416	1.228	(1.762)	(.206)	(.022)
Total from investment operations	.807	1.577	(1.281)	.415	.542
Distributions from net investment income	(.288)	(.279)	(.450)	(.625)	(.553)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.338)	(.279)	(.450)	(.627)	(.553)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Total Return A, B	8.87%	20.20%	(13.66)%	4.30%	5.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of fee waivers, if any	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of all reductions	1.02%	1.04%	1.03%	1.02%	1.11%
Net investment income	4.12%	4.10%	5.16%	6.28%	5.67%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 143	$ 134	$ 309	$ 472
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income C	.341	.305	.432	.569	.513
Net realized and unrealized gain (loss)	.416	1.238	(1.771)	(.206)	(.022)
Total from investment operations	.757	1.543	(1.339)	.363	.491
Distributions from net investment income	(.238)	(.235)	(.402)	(.573)	(.502)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.288)	(.235)	(.402)	(.575)	(.502)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Total Return A, B	8.30%	19.74%	(14.21)%	3.76%	5.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.56%	1.56%	1.55%	1.63%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55%	1.63%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.55%	1.62%
Net investment income	3.59%	3.59%	4.64%	5.75%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 44	$ 42	$ 100	$ 143
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.321	.288	.408	.553	.508
Net realized and unrealized gain (loss)	.415	1.235	(1.770)	(.207)	(.022)
Total from investment operations	.736	1.523	(1.362)	.346	.486
Distributions from net investment income	(.217)	(.215)	(.379)	(.556)	(.497)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.267)	(.215)	(.379)	(.558)	(.497)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Total Return A, B	8.05%	19.43%	(14.41)%	3.58%	5.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of fee waivers, if any	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of all reductions	1.76%	1.78%	1.80%	1.71%	1.68%
Net investment income	3.38%	3.35%	4.39%	5.59%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 335	$ 199	$ 345	$ 450
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income B	.418	.377	.508	.650	.593
Net realized and unrealized gain (loss)	.417	1.225	(1.771)	(.196)	(.021)
Total from investment operations	.835	1.602	(1.263)	.454	.572
Distributions from net investment income	(.316)	(.304)	(.478)	(.654)	(.583)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.366)	(.304)	(.478)	(.656)	(.583)
Redemption fees added to paid in capital B	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Total Return A	9.18%	20.55%	(13.49)%	4.72%	5.92%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.75%	.73%	.73%	.81%
Expenses net of fee waivers, if any	.73%	.75%	.73%	.73%	.81%
Expenses net of all reductions	.73%	.75%	.73%	.72%	.81%
Net investment income	4.41%	4.39%	5.46%	6.58%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 3,566	$ 2,354	$ 1,292	$ 2,679	$ 2,989
Portfolio turnover rate D	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income B	.415	.379	.503	.647	.591
Net realized and unrealized gain (loss)	.427	1.221	(1.769)	(.206)	(.021)
Total from investment operations	.842	1.600	(1.266)	.441	.570
Distributions from net investment income	(.313)	(.302)	(.475)	(.651)	(.581)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.363)	(.302)	(.475)	(.653)	(.581)
Redemption fees added to paid in capital B	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Total Return A	9.27%	20.54%	(13.54)%	4.58%	5.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.77%	.77%	.76%	.84%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.76%	.84%
Expenses net of all reductions	.76%	.77%	.76%	.76%	.83%
Net investment income	4.38%	4.36%	5.43%	6.55%	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 1,138	$ 469	$ 138	$ 207	$ 275
Portfolio turnover rate D	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 276,895
Gross unrealized depreciation	(43,026)
Net unrealized appreciation (depreciation)	$ 233,869

Tax Cost	$ 6,781,043

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 29,994
Capital loss carryforward	$ (154,604)
Net unrealized appreciation (depreciation)	$ 233,869

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 180,746	$ 95,253

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $4,405,148 and $2,021,216, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,976	$ 75
Class T	-%	.25%	446	-
Class B	.55%	.15%	316	248
Class C	.75%	.25%	4,776	2,355
			$ 7,514	$ 2,678

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 414
Class T	61
Class B*	71
Class C*	129
$ 675

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,292.16
Class T	277.15
Class B	104.23
Class C	708.15
Fidelity Floating Rate High Income Fund	3,407.12
Institutional Class	1,115.15
	$ 6,903

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 23,450	$ 10,536
Class T	5,386	4,731
Class B	1,129	1,155
Class C	10,682	6,049
Fidelity Floating Rate High Income Fund	95,016	62,441
Institutional Class	24,565	10,341
Total	$ 160,228	$ 95,253
From net realized gain
Class A	$ 2,787	$ -
Class T	742	-
Class B	234	-
Class C	1,822	-
Fidelity Floating Rate High Income Fund	12,502	-
Institutional Class	2,431	-
Total	$ 20,518	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	81,725	48,725	$ 779,901	$ 415,716
Reinvestment of distributions	2,275	1,018	21,629	8,748
Shares redeemed	(30,931)	(18,093)	(294,118)	(158,144)
Net increase (decrease)	53,069	31,650	$ 507,412	$ 266,320
Class T
Shares sold	14,246	7,181	$ 135,056	$ 60,340
Reinvestment of distributions	545	487	5,173	4,066
Shares redeemed	(5,379)	(8,995)	(50,997)	(77,682)
Net increase (decrease)	9,412	(1,327)	$ 89,232	$ (13,276)
Class B
Shares sold	1,770	1,793	$ 16,858	$ 15,223
Reinvestment of distributions	108	105	1,018	867
Shares redeemed	(2,210)	(2,368)	(21,009)	(19,832)
Net increase (decrease)	(332)	(470)	$ (3,133)	$ (3,742)

Annual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class C
Shares sold	37,058	19,145	$ 353,406	$ 163,896
Reinvestment of distributions	896	479	8,502	4,023
Shares redeemed	(10,394)	(8,474)	(98,760)	(71,281)
Net increase (decrease)	27,560	11,150	$ 263,148	$ 96,638
Fidelity Floating Rate High Income Fund
Shares sold	211,892	185,964	$ 2,019,775	$ 1,569,071
Reinvestment of distributions	9,543	6,026	90,556	51,119
Shares redeemed	(109,667)	(100,407)	(1,040,316)	(857,029)
Net increase (decrease)	111,768	91,583	$ 1,070,015	$ 763,161
Institutional Class
Shares sold	93,750	53,110	$ 894,344	$ 449,402
Reinvestment of distributions	1,549	653	14,718	5,644
Shares redeemed	(29,322)	(20,585)	(278,000)	(181,516)
Net increase (decrease)	65,977	33,178	$ 631,062	$ 273,530

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians, and agent banks; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $130,978,598 of distributions paid during the period January 1, 2010 to October 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective February 1, 2007) to the fund's management contract that lowered the individual fund fee rate from 55 basis points to 45 basis points. The Board considered that the chart reflects the fund's lower management fee in 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFR-UANN-1210
1.784741.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Floating Rate High Income
Fund - Institutional Class

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	9.27%	4.75%	4.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Floating Rate High Income Fund - Institutional Class on October 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P/Loan Syndications and Trading Association Leveraged Performing Loan Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: An expanding U.S. economy, declining default rates and favorable supply/demand dynamics - including a contracting pool of outstanding loans and strong investor cash flows - buoyed the leveraged-loan market for the 12 months ending October 31, 2010. The S&P®/LSTA Leveraged Performing Loan Index gained 11.40% for the period. From a technical perspective, a supply/demand imbalance led to stronger prices. Asset flows into leveraged-loan funds were robust, repayments continued throughout the period and new issuance, while picking up year over year, was outstripped by demand from both retail and crossover investors such as hedge funds and others seeking relative value. The performing loan market ended October 2010 with $452 billion outstanding, up about 2% from year-end 2009, but down 17% since the end of 2008. Business fundamentals provided a tail wind in the first quarter of 2010, but dissipated in the second quarter in advance of the Federal Reserve Board's widely anticipated announcement of a second round of monetary easing. Additionally, the default rate on leveraged loans continued to decline from its peak of 10.8% in November 2009 to 2.3% by period end - a 23-month low - as plentiful liquidity allowed issuers to push out maturities, secure covenant relief and raise additional capital.

Comments from Christine McConnell, Portfolio Manager of Fidelity AdvisorSM Floating Rate High Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 8.96%, 8.87%, 8.30% and 8.05%, respectively (excluding sales charges), lagging the S&P/LSTA index. The fund's conservative bias toward larger-cap, higher-credit-quality issues hurt, as smaller-cap, lower-quality issues outperformed during the period. On an industry basis, the biggest drags on performance came from metals/mining, industrial equipment, leisure and chemicals/plastics. Notable individual detractors were cable and entertainment giant Cablevision Systems and out-of-benchmark positions in Freeport-McMoRan Copper & Gold and German health care holding company Fresenius Medical Care. Also detracting was not owning a number of smaller-cap, lower-quality benchmark components that outperformed, including chemical producer Hexion, which merged with Momentive Performance Materials Holdings in October. Our cash position also hurt. Contributors included an underweighting in the business equipment/services and publishing industries, as well as good security selection in the latter, with holdings in yellow pages publisher R.H. Donnelley faring well. Investments in a variety of telecom and media companies boosted performance, led by mobile broadband builder/operator Clearwire and radio/billboard giant Clear Channel Communications. Some of these names were sold from the fund prior to period end.

Comments from Christine McConnell, Portfolio Manager of Fidelity AdvisorSM Floating Rate High Income Fund: For the year ending October 31, 2010, the fund's Institutional Class shares returned 9.27%, lagging the S&P/LSTA index. The fund's conservative bias toward larger-cap, higher-credit-quality issues hurt, as smaller-cap, lower-quality issues outperformed during the period. On an industry basis, the biggest drags on performance came from metals/mining, industrial equipment, leisure and chemicals/plastics. Notable individual detractors were cable and entertainment giant Cablevision Systems and out-of-benchmark positions in Freeport-McMoRan Copper & Gold and German health care holding company Fresenius Medical Care. Also detracting was not owning a number of smaller-cap, lower-quality benchmark components that outperformed, including chemical producer Hexion, which merged with Momentive Performance Materials Holdings in October. Our cash position also hurt. Contributors included an underweighting in the business equipment/services and publishing industries, as well as good security selection in the latter, with holdings in yellow pages publisher R.H. Donnelley faring well. Investments in a variety of telecom and media companies boosted performance, led by mobile broadband builder/operator Clearwire and radio/billboard giant Clear Channel Communications. Some of these names were sold from the fund prior to period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,026.30	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Class T	1.01%
Actual		$ 1,000.00	$ 1,025.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Class B	1.54%
Actual		$ 1,000.00	$ 1,022.60	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class C	1.75%
Actual		$ 1,000.00	$ 1,021.50	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Fidelity Floating Rate High Income Fund	.72%
Actual		$ 1,000.00	$ 1,026.80	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,026.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	2.9
Community Health Systems, Inc.	2.8	2.7
Charter Communications Operating LLC	2.5	2.7
Univision Communications, Inc.	1.6	1.7
Reynolds Consumer Products Holdings, Inc.	1.6	0.3
	11.8
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.8	12.5
Telecommunications	9.1	9.4
Electric Utilities	8.4	8.1
Technology	6.0	5.9
Automotive	5.8	6.2
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
BBB 5.6%	BBB 5.9%
BB 34.3%	BB 37.3%
B 26.7%	B 29.0%
CCC,CC,C 2.8%	CCC,CC,C 3.7%
D† 0.0%	D 0.1%
Not Rated 22.0%	Not Rated 14.6%
Equities 0.8%	Equities 0.8%
Short-Term Investments and Net Other Assets 7.8%	Short-Term Investments and Net Other Assets 8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010*		As of April 30, 2010**
	Floating Rate Loans 75.8%		Floating Rate Loans 72.9%
	Convertible Bonds † 0.0%		Convertible Bonds 0.0%
	Nonconvertible Bonds 15.5%		Nonconvertible Bonds 17.6%
	Foreign Government & Government Agency Obligations 0.1%		Foreign Government & Government Agency Obligations 0.1%
	Common Stocks 0.8%		Common Stocks 0.8%
	Short-Term Investments and Net Other Assets 7.8%		Short-Term Investments and Net Other Assets 8.6%
* Foreign investments	7.6%	** Foreign investments	6.3%

† Amount represents less than 0.1%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Floating Rate Loans (h) - 75.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
AX Acquisition Corp. Tranche B1, term loan 3.625% 8/15/14 (f)	$ 5,876	$ 5,784
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (f)	2,617	2,649
Sequa Corp. term loan 3.5406% 12/3/14 (f)	35,990	34,146
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5391% 9/30/16 (f)	16,398	16,316
TransDigm, Inc. term loan 2.2691% 6/23/13 (f)	14,340	14,143
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.51% 9/29/13 (f)	4,062	4,042
		77,080
Air Transportation - 1.1%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2842% 4/30/12 (f)	14,939	14,752
term loan 8.75% 9/27/13 (f)	3,777	3,815
Tranche 2LN, term loan 3.5391% 4/30/14 (f)	13,915	13,497
Northwest Airlines Corp. Tranche B, term loan 3.79% 12/22/13 (f)	3,742	3,517
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	13,878	13,184
US Airways Group, Inc. term loan 2.7884% 3/23/14 (f)	25,712	23,141
		71,906
Automotive - 3.5%
Dana Holding Corp. term loan 4.5865% 1/31/15 (f)	23,755	23,755
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (f)	36,899	32,471
Tranche C, term loan 2.1975% 12/27/15 (f)	18,826	16,426
Ford Motor Co. term loan 3.0375% 12/15/13 (f)	86,192	84,899
Tenneco, Inc.:
Credit-Linked Deposit 5.2569% 3/16/14 (f)	15,750	15,868
Tranche B, term loan 5.0394% 6/3/16 (f)	11,970	12,060
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.21% 4/30/14 (f)	43,500	42,086
TRW Automotive, Inc. Tranche A 2LN, term loan 4.0835% 5/30/15 (f)	5,101	5,159
		232,724
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 3.6%
Citadel Broadcasting Corp. term loan 11% 6/3/15 (f)	$ 2,579	$ 2,718
Clear Channel Capital I LLC Tranche B, term loan 3.9053% 1/29/16 (f)	31,498	25,001
Clear Channel Communications, Inc. Tranche A, term loan 3.6563% 7/30/14 (f)	3,000	2,460
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (f)	1,732	1,714
Gray Television, Inc. Tranche B, term loan 3.76% 12/31/14 (f)	2,468	2,394
Nexstar Broadcasting, Inc. term loan 5.0038% 9/30/16 (f)	8,394	8,352
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (f)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 5.5% 10/23/15 (f)	5,909	5,998
Univision Communications, Inc.:
term loan 4.5063% 3/31/17 (f)	65,801	62,511
Tranche 1LN, term loan 2.5063% 9/29/14 (f)	39,201	37,240
VNU, Inc.:
term loan 2.2563% 8/9/13 (f)	6,995	6,907
Tranche B, term loan 4.0063% 5/1/16 (f)	22,897	22,697
Tranche C, term loan 4.0063% 5/1/16 (f)	57,079	56,151
		240,029
Building Materials - 0.4%
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/27/16 (f)	22,000	22,248
Tranche 2LN, term loan 9% 10/27/17 (f)	3,540	3,620
		25,868
Cable TV - 4.6%
CCO Holdings, LLC Tranche 3LN, term loan 2.7553% 9/6/14 (f)	3,000	2,835
Cequel Communications LLC Tranche 1LN, term loan 2.2569% 11/5/13 (f)	20,619	20,388
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	6,970	7,161
Tranche B 1LN, term loan 2.26% 3/6/14 (f)	99,561	97,819
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CSC Holdings, Inc.:
Tranche B, term loan 2.0063% 3/31/13 (f)	$ 16,968	$ 16,905
Tranche B2, term loan 3.5063% 3/29/16 (f)	6,969	6,934
Tranche B3, term loan 3.2563% 3/29/16 (f)	64,682	63,796
Insight Midwest Holdings LLC Tranche B, term loan 2.0207% 4/6/14 (f)	12,641	12,199
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	18,953	18,716
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	2,970	2,940
Tranche E, term loan 4.5% 10/23/17 (f)	5,985	5,835
San Juan Cable, Inc. Tranche 1LN, term loan 2.05% 10/31/12 (f)	4,634	4,541
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (f)	11,716	11,760
UPC Broadband Holding BV:
Tranche T, term loan 4.2507% 12/31/16 (f)	17,000	16,575
Tranche X, term loan 4.2507% 12/31/17 (f)	13,008	12,650
Wide Open West Finance LLC Tranche A, term loan 6.7563% 6/28/14 (f)	5,000	4,875
		305,929
Capital Goods - 2.9%
Ashtead Group PLC term loan 2.0625% 8/31/11 (f)	2,658	2,645
Baldor Electric Co. term loan 5.25% 1/31/14 (f)	5,064	5,115
Bucyrus International, Inc.:
Tranche B, term loan 3.26% 5/4/14 (f)	11,968	12,088
Tranche C, term loan 4.5% 2/19/16 (f)	20,897	21,001
Dresser, Inc.:
Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (f)	15,000	14,925
Tranche B 1LN, term loan 2.6119% 5/4/14 (f)	37,082	36,896
Flowserve Corp. term loan 1.8125% 8/10/12 (f)	32,662	32,581
Polypore, Inc. Tranche B, term loan 2.26% 7/3/14 (f)	1,842	1,815
Rexnord Corp.:
Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,326	3,210
Tranche B, term loan 2.8125% 7/19/13 (f)	6,325	6,167
Sensata Technologies BV term loan 2.0381% 4/27/13 (f)	9,935	9,674
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 2.2717% 12/17/10 (f)	$ 1,134	$ 1,131
SRAM LLC term loan 5.0098% 4/30/15 (f)	1,759	1,759
Tomkins PLC:
Tranche A, term loan 6.5% 9/21/15 (f)	6,000	6,023
Tranche B, term loan 6.75% 9/21/16 (f)	38,000	38,523
		193,553
Chemicals - 4.7%
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7563% 4/2/13 (f)	5,526	5,416
Tranche C, term loan 3.29% 10/31/16 (f)	35,265	35,399
CF Industries Holdings, Inc. Tranche B1, term loan 4.5% 4/5/15 (f)	30,075	30,376
Charter Communications Operating LLC Tranche C, term loan 3.54% 9/6/16 (f)	58,747	57,719
Chemtura Corp. term loan:
5.5% 8/27/16 (f)	17,000	17,128
6% 2/1/11 (f)	17,370	17,479
Gentek Holding LLC Tranche B, term loan 6.75% 10/6/15 (f)	6,000	6,038
Huntsman International LLC Tranche B, term loan 1.7835% 4/19/14 (f)	24,097	23,554
INEOS US Finance:
Tranche B 2LN, term loan 9.501% 12/16/13 (f)	6,450	6,604
Tranche B, term loan 9.501% 12/16/13 (f)	1,456	1,490
Tranche C 2LN, term loan 10.001% 12/16/14 (f)	6,568	6,724
Tranche C, term loan 10.001% 12/16/14 (f)	1,544	1,581
Lyondell Chemical Co. term loan 5.5% 4/8/16 (f)	25,775	26,020
MacDermid, Inc. Tranche B, term loan 2.2553% 4/12/14 (f)	1,956	1,858
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 2.5394% 5/15/14 (f)	2,000	1,930
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (f)	19,986	19,636
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (f)	15,505	15,679
Tranche C, term loan 2.5079% 5/13/16 (f)	1,985	1,970
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 4/25/17 (f)	6,000	6,015
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (f)	7,475	7,494
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (f)	$ 14,259	$ 14,349
Tronox, Inc. Tranche B, term loan 7% 12/31/10 (f)	7,000	7,026
		311,485
Consumer Products - 1.9%
Herbalife International, Inc. term loan 1.76% 7/21/13 (f)	1,662	1,637
Jarden Corp.:
Tranche B 5LN, term loan 3.5394% 1/26/15 (f)	3,065	3,084
Tranche B4, term loan 3.5394% 1/26/15 (f)	5,830	5,859
Revlon Consumer Products Corp. term loan 6% 3/11/15 (f)	9,950	9,950
Reynolds Consumer Products Holdings, Inc.:
term loan:
6.25% 5/5/16 (f)	38,555	38,748
6.75% 5/5/16 (f)	16,801	16,927
term loan:
6.25% 8/6/15 (f)(e)	9,000	9,011
6.5% 5/5/16 (f)(e)	39,205	39,548
Spectrum Brands, Inc. term loan 8% 6/16/16 (f)	3,000	3,056
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (f)	1,867	1,815
		129,635
Containers - 1.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	23,654	23,654
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,453
Berry Plastics Holding Corp. Tranche C, term loan 2.3763% 4/3/15 (f)	7,911	7,475
BWAY Holding Co. Tranche B, term loan 5.5767% 6/16/17 (f)	1,995	2,012
Crown Holdings, Inc.:
term loan B 2.01% 11/15/12 (f)	6,386	6,378
Tranche B, term loan 2.01% 11/15/12 (f)	5,325	5,318
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (f)	1,990	2,007
Graham Packaging Holdings Co. term loan 6% 9/23/16 (f)	16,000	16,190
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7563% 6/14/13 (f)	25,849	25,785
		98,272
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 2.3%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (f)	$ 17,813	$ 18,125
Fifth Third Processing Solutions:
Tranche 1LN, term loan 10/29/16	19,280	19,087
Tranche 2LN, term loan 8.25% 10/29/17 (f)	3,905	3,866
Interactive Data Corp. term loan 6.75% 1/29/17 (f)	19,963	20,288
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	12,923	13,214
Tranche 2LN, term loan 7% 3/17/16 (f)	9,077	9,259
MSCI, Inc. term loan 4.75% 6/1/16 (f)	23,940	24,090
Nuveen Investments, Inc. term loan 3.2889% 11/13/14 (f)	15,044	14,085
RBS WorldPay Tranche B, term loan 10/18/17	10,000	10,088
TransUnion LLC term loan 6.75% 6/15/17 (f)	18,608	18,841
		150,943
Diversified Media - 0.6%
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (f)	2,985	2,955
Autotrader.com, Inc.:
Tranche A 2LN, term loan 4.76% 6/14/16 (f)	1,500	1,508
Tranche B, term loan 6% 6/14/16 (f)	5,000	5,006
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (f)	24,989	25,083
LBI Media, Inc. term loan 1.7553% 3/31/12 (f)	2,197	2,065
Thomson Media, Inc. Tranche B1, term loan 7% 11/8/11 (f)	905	860
		37,477
Electric Utilities - 7.0%
AES Corp. term loan 2.8588% 8/10/11 (f)	16,732	16,690
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (f)	4,636	4,479
term loan 3.2894% 3/30/14 (f)	51,927	50,175
BRSP LLC term loan 7.5% 6/24/14 (f)	13,089	13,154
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	16,271	16,108
Calpine New Development Holdings LLC term loan 7% 6/8/17 (f)	36,908	37,553
Coleto Creek WLE LP:
LOC 3.0394% 6/28/13 (f)	966	904
term loan 3.0318% 6/28/13 (f)	5,773	5,398
Covanta Energy Corp.:
term loan 1.8567% 2/9/14 (f)	5,817	5,700
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.: - continued
Credit-Linked Deposit 1.79% 2/9/14 (f)	$ 2,967	$ 2,908
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.01% 4/2/13 (f)	45,554	44,928
Tranche B, term loan 4.01% 4/2/13 (f)	3,856	3,803
GenOn Energy, Inc. Tranche B, term loan 9/20/17	28,000	27,860
MACH Gen LLC Credit-Linked Deposit 2.2894% 2/22/13 (f)	182	170
Mirant North America LLC term loan 2.0053% 1/3/13 (f)	19,418	19,321
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (f)	87	85
Tranche 2LN, term loan 5.0625% 5/1/14 (f)	6,000	5,400
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	4,725	4,607
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.76% 5/8/15 (f)	585	558
Tranche DD, term loan 3.76% 5/8/15 (f)	2,339	2,233
NRG Energy, Inc.:
term loan:
1.7812% 2/1/13 (f)	14,634	14,396
3.5394% 8/1/15 (f)	29,714	29,677
Credit-Linked Deposit:
3.2894% 2/1/13 (f)	2,220	2,154
3.5394% 8/1/15 (f)	29,097	28,770
NSG Holdings LLC:
Credit-Linked Deposit 1.7922% 6/15/14 (f)	247	236
Tranche B, term loan 1.7922% 6/15/14 (f)	1,147	1,093
Reliant Energy, Inc. Credit-Linked Deposit 2.0063% 6/30/14 (f)	11,150	11,066
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2894% 12/15/11 (f)	359	344
Credit-Linked Deposit 2.2894% 12/15/13 (f)	1,144	1,098
Tranche 1LN, term loan 2.2894% 12/15/13 (f)	2,788	2,677
Tranche 2LN, term loan 4.5394% 12/15/14 (f)	18,242	16,692
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (f)	32,343	25,147
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.: - continued
Tranche B2, term loan 3.9226% 10/10/14 (f)	$ 30,379	$ 23,657
Tranche B3, term loan 3.7563% 10/10/14 (f)	58,455	45,522
		464,563
Energy - 0.3%
Alon USA, Inc. term loan 2.591% 8/4/13 (f)	1,862	1,359
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	2,963	3,029
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (f)	1,286	1,289
Sheridan Production Partners LP term loan 7.5% 4/20/17 (f)	8,970	8,948
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (f)	2,763	2,611
		17,236
Entertainment/Film - 0.2%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (f)	1,990	1,960
MGM Holdings II, Inc. Tranche B1, term loan 20.5% 4/8/12 (c)(f)	3,954	1,819
Regal Cinemas Corp. term loan 3.7894% 11/19/16 (f)	6,965	6,991
		10,770
Environmental - 0.1%
EnergySolutions, Inc. term loan 6.25% 8/13/16 (f)	9,975	10,075
Synagro Technologies, Inc. Tranche 1LN, term loan 2.26% 3/30/14 (f)	455	394
		10,469
Food and Drug Retail - 0.5%
GNC Corp. term loan 2.5286% 9/16/13 (f)	2,830	2,774
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (f)	5,991	5,961
Tranche ABL, term loan 2.01% 6/4/14 (f)	15,227	13,742
SUPERVALU, Inc.:
Tranche B, term loan 1.5381% 6/2/12 (f)	9,678	9,436
Tranche B2, term loan 3.0381% 10/5/15 (f)	3,180	3,096
		35,009
Food/Beverage/Tobacco - 2.0%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (f)	7,955	8,025
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Constellation Brands, Inc.:
Tranche B, term loan 1.8125% 6/5/13 (f)	$ 23,647	$ 23,529
Tranche B, term loan 3.0625% 6/5/15 (f)	11,666	11,695
Dean Foods Co. Tranche B, term loan:
3.29% 4/2/16 (f)	16,315	16,315
3.54% 4/2/17 (f)	7,980	7,900
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0603% 3/2/17 (f)	1,967	1,981
Tranche C 1LN, term loan 5.0406% 3/2/17 (f)	4,885	4,921
Michael Foods, Inc. Tranche B, term loan 6.25% 6/29/16 (f)	17,307	17,609
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (f)	28,825	29,257
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (f)	9,975	10,112
		131,344
Gaming - 2.1%
Ameristar Casinos, Inc. term loan 3.5391% 11/10/12 (f)	4,786	4,786
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (f)	1,210	1,189
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2884% 1/28/15 (f)	6,688	5,885
Tranche B2, term loan 3.2884% 1/28/15 (f)	8,890	7,846
Tranche B3, term loan 3.2884% 1/28/15 (f)	8,780	7,727
Tranche B4, term loan 9.5% 10/31/16 (f)	1,985	2,064
Las Vegas Sands LLC:
term loan 2.03% 5/23/14 (f)	2,167	2,048
Tranche B, term loan 2.03% 5/23/14 (f)	10,724	10,135
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (f)	21,079	21,026
Penn National Gaming, Inc. Tranche B, term loan 2.0339% 10/3/12 (f)	20,901	20,770
Venetian Macau Ltd.:
Tranche B, term loan 4.78% 5/26/13 (f)	21,102	21,050
Tranche DD, term loan 4.78% 5/26/12 (f)	15,124	15,086
Venetian Macau US Finance, Inc. Tranche B, term loan 4.78% 5/25/13 (f)	17,106	17,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.135% 8/15/13 (f)	2,313	2,243
		138,918
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.2%
Bausch & Lomb, Inc. term loan:
3.5053% 4/26/15 (f)	$ 5,411	$ 5,276
3.5268% 4/26/15 (f)	23,172	22,593
Biomet, Inc. term loan 3.2816% 3/25/15 (f)	19,840	19,617
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (f)	2,963	2,981
Community Health Systems, Inc.:
Tranche B, term loan 2.5494% 7/25/14 (f)	183,569	180,334
Tranche DD, term loan 2.5494% 7/25/14 (f)	9,417	9,252
Concentra Operating Corp. Tranche B 1LN, term loan 2.54% 6/25/14 (f)	944	923
DaVita, Inc. Tranche B, term loan 4.5% 10/20/16 (f)	65,495	66,068
Emdeon Business Services term loan 4.5% 11/16/13 (f)	4,000	4,010
Emergency Medical Services Corp. term loan 3.2563% 4/8/15 (f)	4,938	4,938
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (f)	28,061	28,342
Tranche B, term loan 1.659% 3/31/13 (f)	34,277	34,020
Tranche C 2LN, term loan 4.5% 9/10/14 (f)	17,178	17,350
Grifols SA Tranche B, term loan 10/1/16	42,000	42,420
HCA, Inc.:
Tranche B, term loan 2.5394% 11/17/13 (f)	168,607	165,656
Tranche B2, term loan 3.5394% 3/31/17 (f)	55,286	54,529
Health Management Associates, Inc. Tranche B, term loan 2.0394% 2/28/14 (f)	8,952	8,762
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (f)	2,000	2,003
IASIS Healthcare Corp.:
term loan 2.2553% 3/15/14 (f)	4,413	4,314
Credit-Linked Deposit 2.2563% 3/15/14 (f)	417	408
Tranche DD, term loan 2.2553% 3/15/14 (f)	1,530	1,495
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2699% 6/26/14 (f)	15,890	15,260
Tranche 2LN, term loan 4.5053% 6/26/15 (f)	4,500	4,388
LifePoint Hospitals, Inc. Tranche B, term loan 3.07% 4/15/15 (f)	12,000	12,030
Manor Care, Inc. term loan 2.7553% 12/21/14 (f)	11,348	11,121
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (f)	20,055	20,105
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (f)	2,751	2,703
Psychiatric Solutions, Inc. term loan 2.0315% 7/1/12 (f)	21,085	21,033
PTS Acquisition Corp. term loan 2.5053% 4/10/14 (f)	1,780	1,673
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (f)	$ 9,950	$ 9,639
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (f)	5,000	4,938
Team Health, Inc. term loan 2.3262% 11/22/12 (f)	8,093	7,932
Universal Health Services, Inc.:
term loan 5.5% 7/28/16 (f)	19,000	19,143
Tranche A, term loan 3.5034% 8/15/15 (f)	3,750	3,745
Valeant Pharmaceuticals International:
term loan 0.75% 9/27/16 (f)(e)	4,506	4,557
Tranche B, term loan 5.5% 9/27/16 (f)	18,024	18,227
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	18,433	18,525
VWR Funding, Inc. term loan 2.7553% 6/29/14 (f)	16,876	16,243
Warner Chilcott Corp.:
Tranche A, term loan 6% 10/30/14 (f)	1,141	1,146
Tranche B, term loan 6.25% 4/30/15 (f)	8,983	9,051
Tranche B3-B4, term loan 6.5% 2/20/16 (f)	4,000	4,000
		880,750
Homebuilding/Real Estate - 1.0%
CB Richard Ellis Group, Inc. Tranche B, term loan 5.75% 12/20/13 (f)	2,512	2,509
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.5% 6/24/13 (f)	4,262	4,257
Tranche A1, term loan 5.75% 12/20/13 (f)	1,704	1,702
Tranche B1, term loan 6.25% 12/20/15 (f)	8,583	8,572
Tranche B1-A, term loan 6.25% 12/20/15 (f)	11,037	11,037
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,980	3,980
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	2,702	2,472
Tranche 2LN, term loan 13.5% 10/15/17	6,000	6,480
Tranche B, term loan 3.2569% 10/10/13 (f)	18,829	17,229
Tranche DD, term loan 3.263% 10/10/13 (f)	12,354	11,242
		69,480
Insurance - 0.0%
USI Holdings Corp. Tranche B, term loan 2.76% 5/4/14 (f)	3,000	2,828
Leisure - 1.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (f)	4,988	4,738
Cedar Fair LP Tranche B, term loan 5.5% 12/15/16 (f)	13,965	14,174
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Leisure - continued
Six Flags, Inc. Tranche B, term loan 6% 6/30/16 (f)	$ 9,675	$ 9,651
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 6/1/16 (f)	14,895	15,081
Town Sports International LLC term loan 2.125% 2/27/14 (f)	2,873	2,665
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (f)	28,725	28,904
		75,213
Metals/Mining - 0.6%
Compass Minerals:
Tranche B, term loan 1.7806% 12/22/12 (f)	1,543	1,535
Tranche C, term loan 3.0329% 1/15/16 (f)	7,214	7,232
Fairmount Minerals Ltd. Tranche B, term loan 6.25% 8/5/16 (f)	7,000	7,079
Novelis Corp. term loan 2.26% 7/6/14 (f)	18,281	18,052
Oxbow Carbon LLC Tranche B, term loan 2.2894% 5/8/14 (f)	1,489	1,459
Walter Energy, Inc. term loan 2.5085% 10/3/12 (f)	4,851	4,766
		40,123
Paper - 1.7%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2918% 12/20/12 (f)	49,019	48,897
Tranche B, term loan 2.2883% 12/20/12 (f)	12,497	12,465
Tranche C, term loan 3.5413% 12/23/14 (f)	3,990	4,005
Graphic Packaging International, Inc. Tranche B, term loan 2.2936% 5/16/14 (f)	6,999	6,876
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (f)	43,890	44,219
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (c)(f)	1,995	52
		116,514
Publishing/Printing - 1.2%
Cenveo Corp.:
Tranche C, term loan 4.7616% 6/21/13 (f)	1,313	1,297
Tranche DD, term loan 4.7616% 6/21/13 (f)	56	55
Dex Media East LLC term loan 2.7946% 10/24/14 (f)	11,663	9,447
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (f)	2,435	2,252
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7563% 6/12/14 (f)	12,889	12,052
Newsday LLC term loan 10.5% 8/1/13	3,000	3,210
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (f)	$ 13,965	$ 13,895
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (f)	37,583	34,295
Visant Corp. Tranche B, term loan 7% 12/22/16 (f)	5,000	5,044
		81,547
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0471% 4/28/13 (f)	15,298	14,992
Tranche C, term loan 1.7807% 4/28/13 (f)	2,903	2,830
		17,822
Restaurants - 1.0%
Buffets, Inc. Tranche 1LN, term loan 12% 4/22/15 (f)	3,972	3,694
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (f)	46,000	46,345
DineEquity, Inc. term loan 6% 10/19/17 (f)	8,000	8,080
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (f)	336	317
term loan 2.625% 6/14/14 (f)	4,076	3,837
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	3,990	4,020
		66,293
Services - 1.8%
Altegrity, Inc. Tranche D, term loan 7.75% 2/21/15 (f)	1,995	2,027
ARAMARK Corp.:
Credit-Linked Deposit 2.1313% 1/26/14 (f)	1,386	1,352
term loan 2.1644% 1/26/14 (f)	16,100	15,698
Credit-Linked Deposit 3.5063% 7/26/16 (f)	2,098	2,087
Tranche B, term loan 3.5394% 7/26/16 (f)	31,896	31,736
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	7,148	7,130
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (f)	2,532	2,380
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	6,000	6,068
Hertz Corp.:
Credit-Linked Deposit 2.0891% 12/21/12 (f)	308	305
Tranche B, term loan 2.01% 12/21/12 (f)	1,662	1,646
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (f)	9,675	9,675
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (f)	$ 6,580	$ 6,629
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (f)	29,953	28,455
Tranche DD, term loan 2.76% 7/24/14 (f)	2,590	2,460
The Geo Group, Inc. Tranche B, term loan 4.75% 8/4/16 (f)	6,500	6,533
		124,181
Shipping - 0.0%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (f)	1,980	2,007
Tranche 2LN, term loan 10.5% 10/8/16 (f)	1,000	993
		3,000
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (f)	15,414	14,894
Tranche B2, term loan 4.8843% 7/31/16 (f)	9,285	9,215
Sally Holdings LLC Tranche B, term loan 2.51% 11/16/13 (f)	7,751	7,703
Toys 'R' US, Inc. term loan 6% 9/1/16 (f)	19,000	19,120
		50,932
Super Retail - 0.5%
Bass Pro Group LLC Tranche B, term loan 5.0547% 4/12/15 (f)	5,970	5,970
Dollar General Corp. Tranche B1, term loan 3.02% 7/6/14 (f)	14,244	14,031
Harbor Freight Tools USA, Inc. term loan 5.0157% 2/24/16 (f)	1,939	1,942
IMS Health, Inc. term loan 5.25% 2/26/16 (f)	3,961	3,996
PETCO Animal Supplies, Inc. term loan 2.5267% 10/26/13 (f)	7,608	7,494
		33,433
Technology - 5.3%
Avaya, Inc. term loan 3.0575% 10/24/14 (f)	18,787	17,096
CommScope, Inc. Tranche B, term loan 2.789% 12/27/14 (f)	7,702	7,683
Dealer Computer Services, Inc. term loan 5.25% 4/21/17 (f)	18,077	18,145
Fidelity National Information Services, Inc.: Tranche A 2LN, term loan 2.8215% 7/18/14(f)	4,866	4,866
Tranche B, term loan 5.25% 7/18/16(f)	45,000	45,619
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
First Data Corp.:
Tranche B1, term loan 3.0062% 9/24/14 (f)	$ 12,674	$ 11,406
Tranche B2, term loan 3.0062% 9/24/14 (f)	34,906	31,372
Tranche B3, term loan 3.0062% 9/24/14 (f)	14,058	12,635
Flextronics International Ltd.:
Tranche B A2, term loan 2.5053% 10/1/14 (f)	1,378	1,350
Tranche B A3, term loan 2.5063% 10/1/14 (f)	1,607	1,575
Tranche B-B, term loan 2.5063% 10/1/12 (f)	11,752	11,605
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (f)	66,575	62,913
Intersil Corp. term loan 4.75% 4/27/16 (f)	6,798	6,832
Itron, Inc. term loan 3.76% 4/18/14 (f)	4,239	4,249
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (f)	861	835
Tranche 2LN, term loan 6.04% 6/11/15 (f)	5,750	5,463
Microsemi Corp. Tranche B, term loan 5% 10/27/17 (f)	10,720	10,814
Open Text Corp. term loan 2.5053% 10/2/13 (f)	5,650	5,593
RedPrairie Corp. term loan 6% 3/24/16 (f)	1,990	1,973
Spansion, Inc. term loan 7.5% 2/9/15 (f)	7,960	8,060
Springboard Finance LLC term loan 7% 2/23/15 (f)	9,750	9,799
SunGard Data Systems, Inc.:
term loan:
2.0063% 2/28/14 (f)	37,423	36,347
4.0336% 2/28/16 (f)	17,917	17,738
Tranche C, term loan 6.75% 2/28/14 (f)	4,915	4,964
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (f)	10,885	10,953
Verifone, Inc. Tranche B, term loan 3.01% 10/31/13 (f)	3,983	3,943
		353,828
Telecommunications - 5.9%
Asurion Corp.:
Tranche 1LN, term loan 3.2766% 7/3/14 (f)	14,900	13,894
Tranche 2LN, term loan 6.7563% 7/3/15 (f)	18,000	16,785
Tranche B 2LN, term loan 6.75% 3/31/15 (f)	18,000	17,685
Crown Castle International Corp. Tranche B, term loan 1.7553% 3/6/14 (f)	9,351	9,281
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (f)	6,501	6,411
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)	2,994	1,946
Hawaiian Telcom Communications, Inc. Tranche 1LN, term loan 9% 5/26/15 (f)	905	905
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (f)	$ 59,000	$ 56,050
Intelsat Ltd. Tranche B, term loan 2.79% 7/3/13 (f)	30,450	29,841
Knology Holding, Inc. Tranche B, term loan 5.5% 10/15/16 (f)	14,000	14,053
Level 3 Financing, Inc. term loan:
2.5391% 3/13/14 (f)	29,000	27,008
11.5% 3/13/14 (f)	3,000	3,240
MetroPCS Wireless, Inc. Tranche B, term loan:
2.5625% 11/3/13 (f)	11,006	10,910
3.8125% 11/3/16 (f)	14,612	14,649
NTELOS, Inc. Tranche B, term loan 5.75% 8/7/15 (f)	2,992	3,007
PanAmSat Corp.:
Tranche B2 A, term loan 2.79% 1/3/14 (f)	23,532	22,944
Tranche B2 B, term loan 2.79% 1/3/14 (f)	23,525	22,937
Tranche B2 C, term loan 2.79% 1/3/14 (f)	23,525	22,937
Telesat Holding, Inc.:
Tranche A, term loan 3.26% 10/31/14 (f)	10,957	10,793
Tranche DD, term loan 3.26% 10/31/14 (f)	941	927
Time Warner Telecom, Inc. Tranche B, term loan 2.01% 1/7/13 (f)	4,832	4,784
TowerCo Finance LLC term loan 6% 11/24/14 (f)	7,373	7,447
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	40,000	39,781
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.7231% 5/26/13 (f)	7,125	7,090
Tranche C 1LN, term loan 4.7231% 5/26/14 (f)	7,125	7,090
Windstream Corp.:
Tranche B1, term loan 1.79% 7/17/13 (f)	6,063	5,987
Tranche B2, term loan 3.04% 12/17/15 (f)	16,850	16,892
		395,274
Textiles & Apparel - 0.7%
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (f)	4,570	4,370
Hanesbrands, Inc. term loan 5.25% 12/10/15 (f)	6,449	6,513
Levi Strauss & Co. term loan 2.5063% 4/4/14 (f)	3,000	2,820
Phillips-Van Heusen Corp. Tranche B, term loan 4.75% 5/6/16 (f)	30,731	31,000
		44,703
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (f)	$ 22,826	$ 22,541
TOTAL FLOATING RATE LOANS (Cost $4,949,498)		5,061,672
Corporate Bonds - 15.5%

Convertible Bonds - 0.0%
Metals/Mining - 0.0%
Massey Energy Co. 3.25% 8/1/15	970	926
Nonconvertible Bonds - 15.5%
Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,120
ManTech International Corp. 7.25% 4/15/18	4,000	4,240
		6,360
Air Transportation - 0.3%
Continental Airlines, Inc. 3.4206% 6/2/13 (f)	949	882
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,210
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,998
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,045
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	5,187
		20,322
Automotive - 2.3%
Accuride Corp. 9.5% 8/1/18 (d)	1,105	1,202
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,085
10.625% 3/15/18	2,880	3,254
Ford Motor Credit Co. LLC:
3.0391% 1/13/12 (f)	17,000	17,043
5.5422% 6/15/11 (f)	31,000	31,679
General Motors Acceptance Corp.:
2.4969% 12/1/14 (f)	40,000	35,200
6.875% 9/15/11	34,000	35,020
7.25% 3/2/11	6,000	6,075
GMAC LLC 6% 12/15/11	2,000	2,040
Navistar International Corp. 8.25% 11/1/21	4,285	4,681
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,270
Tenneco, Inc. 8.625% 11/15/14	6,000	6,180
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (d)	$ 4,000	$ 4,270
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,140
8.875% 12/1/17 (d)	2,060	2,271
		155,410
Banks and Thrifts - 0.3%
GMAC LLC:
2.4969% 12/1/14 (f)	2,000	1,770
6% 4/1/11	3,000	3,004
6% 12/15/11	2,000	2,050
6.875% 9/15/11	9,000	9,270
		16,094
Broadcasting - 0.1%
Univision Communications, Inc. 7.875% 11/1/20 (d)	6,230	6,510
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,139
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	4,440	4,706
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,270
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,614
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,520
		36,110
Capital Goods - 0.0%
Esco Corp. 4.1672% 12/15/13 (d)(f)	2,000	1,860
Chemicals - 0.6%
Ferro Corp. 7.875% 8/15/18	2,210	2,337
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,320
Lyondell Chemical Co. 11% 5/1/18	3,000	3,360
NOVA Chemicals Corp. 3.7476% 11/15/13 (f)	30,595	30,060
		40,077
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15	880	991
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,080
		3,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	$ 2,045	$ 2,163
Berry Plastics Corp.:
5.0391% 2/15/15 (f)	26,000	24,960
8.25% 11/15/15	10,000	10,538
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,326
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,370
Solo Cup Co. 10.5% 11/1/13	2,850	2,978
		52,335
Diversified Financial Services - 0.1%
International Lease Finance Corp. 6.5% 9/1/14 (d)	3,000	3,233
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (d)	4,000	4,040
SLM Corp. 0.5884% 1/27/14 (f)	2,000	1,776
		9,049
Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,220
Series B, 9.25% 12/15/17	12,485	13,640
Lamar Media Corp. 7.875% 4/15/18	2,000	2,145
		34,005
Electric Utilities - 1.4%
AES Corp. 7.75% 3/1/14	3,000	3,263
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,340
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,200
CMS Energy Corp.:
1.2391% 1/15/13 (f)	8,000	7,760
6.3% 2/1/12	3,000	3,135
Energy Future Holdings Corp. 10% 1/15/20 (d)	34,320	35,779
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	174
Mirant North America LLC 7.375% 12/31/13	8,997	9,233
NRG Energy, Inc. 7.375% 2/1/16	7,000	7,280
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,196
		92,360
Energy - 0.5%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	6,000	5,520
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,858
Chesapeake Energy Corp. 7.625% 7/15/13	3,000	3,266
Continental Resources, Inc. 7.125% 4/1/21 (d)	4,000	4,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20	$ 3,000	$ 3,266
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,240
OPTI Canada, Inc. 9% 12/15/12 (d)	3,750	3,811
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,180
Western Refining, Inc. 10.75% 6/15/14 (d)(f)	2,000	2,040
		32,481
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,139
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	4,815	5,284
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,178
		7,462
Healthcare - 0.6%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)	2,930	3,106
DaVita, Inc. 6.375% 11/1/18	3,000	3,068
Elan Finance PLC/Elan Finance Corp. 4.4219% 12/1/13 (f)	2,000	1,995
Hanger Orthopedic Group, Inc. 7.125% 11/15/18 (d)	3,000	3,015
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,160
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (d)	2,055	2,127
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,710
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,000
		39,181
Homebuilding/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (d)	3,000	3,030
Metals/Mining - 1.7%
Arch Coal, Inc. 8.75% 8/1/16	2,000	2,240
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,536
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,348
FMG Finance Property Ltd. 4.2969% 9/1/11 (d)(f)	58,000	59,305
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	15,705	16,098
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,644
Teck Resources Ltd. 9.75% 5/15/14	6,615	8,237
		113,408
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - 0.2%
ABI Escrow Corp. 10.25% 10/15/18 (d)	$ 4,000	$ 4,280
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,285
Cascades, Inc. 7.75% 12/15/17	3,000	3,180
Domtar Corp. 7.875% 10/15/11	2,000	2,115
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (f)	3,000	2,715
		15,575
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(f)	21,245	21,245
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,000	4,150
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,845	1,974
Services - 0.2%
ARAMARK Corp. 3.9656% 2/1/15 (f)	2,000	1,865
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.8763% 5/15/14 (f)	13,000	12,383
		14,248
Shipping - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,733
9.5% 12/15/14	3,000	3,113
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,075
		14,921
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,138
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,730
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,829
		6,559
Technology - 0.7%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (d)	2,000	2,120
8.125% 12/15/17	4,000	4,330
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp. 8.875% 8/15/20 (d)	$ 3,000	$ 3,158
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,377
10.125% 3/15/18 (d)	6,000	6,615
NXP BV/NXP Funding LLC 3.0391% 10/15/13 (f)	20,474	19,399
Seagate Technology International 10% 5/1/14 (d)	2,275	2,764
		44,763
Telecommunications - 3.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	20,000	22,200
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,851
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,242
8.5% 4/15/20	4,000	4,620
GeoEye, Inc. 9.625% 10/1/15	2,505	2,793
Intelsat Ltd. 11.25% 6/15/16	4,000	4,350
iPCS, Inc.:
2.5906% 5/1/13 (f)	40,670	39,247
3.7156% 5/1/14 pay-in-kind (f)	32,611	31,470
Level 3 Financing, Inc. 4.3441% 2/15/15 (f)	3,000	2,520
PAETEC Holding Corp. 8.875% 6/30/17	2,000	2,155
Qwest Corp.:
3.5422% 6/15/13 (f)	23,000	24,093
8.375% 5/1/16	3,000	3,616
8.875% 3/15/12	3,000	3,293
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,770
7.625% 1/30/11	11,000	11,138
8.375% 3/15/12	19,000	20,306
tw telecom holdings, Inc. 8% 3/1/18	3,000	3,240
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,810
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	4,286	4,783
		211,497
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.1211% 12/15/14 (f)	$ 12,000	$ 11,970
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,150
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,335
		19,455
TOTAL NONCONVERTIBLE BONDS		1,030,928
TOTAL CORPORATE BONDS (Cost $973,147)		1,031,854
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.2884% 4/20/11 (Reg. S) (f) (Cost $3,884)	4,000	3,910
Common Stocks - 0.8%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	2,697
Class B (a)	5,717	146
Class B warrants 6/3/30 (a)	35,547	942
ION Media Networks, Inc. (a)	2,842	1,037
		4,822
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	83
Chemicals - 0.5%
LyondellBasell Industries NV:
Class A (a)	654,981	17,593
Class B (a)	599,811	16,129
		33,722
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	259
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.2%
HMH Holdings, Inc. (a)(g)	1,106,192	$ 6,361
RDA Holding Co. (a)	302,964	6,287
		12,648
TOTAL COMMON STOCKS (Cost $49,705)		53,058
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.23% (b) (Cost $864,418)	864,417,571	864,418
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $6,840,652)		7,014,912
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(340,010)
NET ASSETS - 100%		$ 6,674,902

* Amount represents less than $1,000

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $342,615,000 or 5.1% of net assets.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $50,511,000 and $50,733,000, respectively. The coupon rate will be determined at time of settlement.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,361,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 6,287

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,361
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables on the following page, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,443	$ 3,785	$ 12,648	$ 2,010
Financials	551	-	-	551
Industrials	83	83	-	-
Materials	33,722	33,722	-	-
Utilities	259	259	-	-
Corporate Bonds	1,031,854	-	1,031,854	-
Foreign Government and Government Agency Obligations	3,910	-	3,910	-
Floating Rate Loans	5,061,672	-	5,061,672	-
Other	-	-	-	-
Money Market Funds	864,418	864,418	-	-
Total Investments in Securities:	$ 7,014,912	$ 902,267	$ 6,110,084	$ 2,561
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,142)
Cost of Purchases	3,696
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,561
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (2,142)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

As of October 31, 2010, the Fund had an aggregate capital loss carryforward of approximately $154,604,000 of which $115,547,000 and $39,057,000 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,976,234)	$ 6,150,494
Fidelity Central Funds (cost $864,418)	864,418
Total Investments (cost $6,840,652)		$ 7,014,912
Cash		7,664
Receivable for investments sold		30,594
Receivable for fund shares sold		27,014
Interest receivable		33,811
Distributions receivable from Fidelity Central Funds		168
Other receivables		2
Total assets		7,114,165

Liabilities
Payable for investments purchased	$ 423,629
Payable for fund shares redeemed	6,689
Distributions payable	4,015
Accrued management fee	3,072
Distribution and service plan fees payable	797
Other affiliated payables	824
Other payables and accrued expenses	237
Total liabilities		439,263

Net Assets		$ 6,674,902
Net Assets consist of:
Paid in capital		$ 6,565,643
Undistributed net investment income		92,287
Accumulated undistributed net realized gain (loss) on investments		(157,288)
Net unrealized appreciation (depreciation) on investments		174,260
Net Assets		$ 6,674,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,063,560 ÷ 108,680 shares)	$ 9.79

Maximum offering price per share (100/97.25 of $9.79)	$ 10.07
Class T: Net Asset Value and redemption price per share ($242,414 ÷ 24,803 shares)	$ 9.77

Maximum offering price per share (100/97.25 of $9.77)	$ 10.05
Class B: Net Asset Value and offering price per share ($43,302 ÷ 4,431 shares)A	$ 9.77

Class C: Net Asset Value and offering price per share ($621,527 ÷ 63,524 shares)A	$ 9.78

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($3,566,486 ÷ 364,882 shares)	$ 9.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,137,613 ÷ 116,467 shares)	$ 9.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Interest		$ 262,631
Income from Fidelity Central Funds		1,361
Total income		263,992

Expenses
Management fee	$ 29,093
Transfer agent fees	6,903
Distribution and service plan fees	7,514
Accounting fees and expenses	1,372
Custodian fees and expenses	99
Independent trustees' compensation	28
Registration fees	590
Audit	150
Legal	179
Miscellaneous	61
Total expenses before reductions	45,989
Expense reductions	(8)	45,981
Net investment income		218,011
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43,608
Change in net unrealized appreciation (depreciation) on investment securities		172,072
Net gain (loss)		215,680
Net increase (decrease) in net assets resulting from operations		$ 433,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 218,011	$ 126,026
Net realized gain (loss)	43,608	(21,639)
Change in net unrealized appreciation (depreciation)	172,072	475,087
Net increase (decrease) in net assets resulting from operations	433,691	579,474
Distributions to shareholders from net investment income	(160,228)	(95,253)
Distributions to shareholders from net realized gain	(20,518)	-
Total distributions	(180,746)	(95,253)
Share transactions - net increase (decrease)	2,557,736	1,382,631
Redemption fees	720	826
Total increase (decrease) in net assets	2,811,401	1,867,678

Net Assets
Beginning of period	3,863,501	1,995,823
End of period (including undistributed net investment income of $92,287 and undistributed net investment income of $35,270, respectively)	$ 6,674,902	$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.391	.354	.476	.621	.571
Net realized and unrealized gain (loss)	.425	1.232	(1.779)	(.196)	(.022)
Total from investment operations	.816	1.586	(1.303)	.425	.549
Distributions from net investment income	(.287)	(.278)	(.448)	(.625)	(.560)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.337)	(.278)	(.448)	(.627)	(.560)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Total Return A, B	8.96%	20.31%	(13.87)%	4.40%	5.66%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of fee waivers, if any	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of all reductions	1.03%	1.04%	1.06%	1.02%	1.05%
Net investment income	4.11%	4.09%	5.13%	6.28%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,064	$ 518	$ 192	$ 257	$ 285
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income C	.391	.349	.481	.621	.564
Net realized and unrealized gain (loss)	.416	1.228	(1.762)	(.206)	(.022)
Total from investment operations	.807	1.577	(1.281)	.415	.542
Distributions from net investment income	(.288)	(.279)	(.450)	(.625)	(.553)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.338)	(.279)	(.450)	(.627)	(.553)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Total Return A, B	8.87%	20.20%	(13.66)%	4.30%	5.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of fee waivers, if any	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of all reductions	1.02%	1.04%	1.03%	1.02%	1.11%
Net investment income	4.12%	4.10%	5.16%	6.28%	5.67%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 143	$ 134	$ 309	$ 472
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income C	.341	.305	.432	.569	.513
Net realized and unrealized gain (loss)	.416	1.238	(1.771)	(.206)	(.022)
Total from investment operations	.757	1.543	(1.339)	.363	.491
Distributions from net investment income	(.238)	(.235)	(.402)	(.573)	(.502)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.288)	(.235)	(.402)	(.575)	(.502)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Total Return A, B	8.30%	19.74%	(14.21)%	3.76%	5.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.56%	1.56%	1.55%	1.63%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55%	1.63%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.55%	1.62%
Net investment income	3.59%	3.59%	4.64%	5.75%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 44	$ 42	$ 100	$ 143
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.321	.288	.408	.553	.508
Net realized and unrealized gain (loss)	.415	1.235	(1.770)	(.207)	(.022)
Total from investment operations	.736	1.523	(1.362)	.346	.486
Distributions from net investment income	(.217)	(.215)	(.379)	(.556)	(.497)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.267)	(.215)	(.379)	(.558)	(.497)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Total Return A, B	8.05%	19.43%	(14.41)%	3.58%	5.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of fee waivers, if any	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of all reductions	1.76%	1.78%	1.80%	1.71%	1.68%
Net investment income	3.38%	3.35%	4.39%	5.59%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 335	$ 199	$ 345	$ 450
Portfolio turnover rate E	43%	25%	16%	69%	61%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income B	.418	.377	.508	.650	.593
Net realized and unrealized gain (loss)	.417	1.225	(1.771)	(.196)	(.021)
Total from investment operations	.835	1.602	(1.263)	.454	.572
Distributions from net investment income	(.316)	(.304)	(.478)	(.654)	(.583)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.366)	(.304)	(.478)	(.656)	(.583)
Redemption fees added to paid in capital B	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Total Return A	9.18%	20.55%	(13.49)%	4.72%	5.92%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.75%	.73%	.73%	.81%
Expenses net of fee waivers, if any	.73%	.75%	.73%	.73%	.81%
Expenses net of all reductions	.73%	.75%	.73%	.72%	.81%
Net investment income	4.41%	4.39%	5.46%	6.58%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 3,566	$ 2,354	$ 1,292	$ 2,679	$ 2,989
Portfolio turnover rate D	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income B	.415	.379	.503	.647	.591
Net realized and unrealized gain (loss)	.427	1.221	(1.769)	(.206)	(.021)
Total from investment operations	.842	1.600	(1.266)	.441	.570
Distributions from net investment income	(.313)	(.302)	(.475)	(.651)	(.581)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.363)	(.302)	(.475)	(.653)	(.581)
Redemption fees added to paid in capital B	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Total Return A	9.27%	20.54%	(13.54)%	4.58%	5.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.77%	.77%	.76%	.84%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.76%	.84%
Expenses net of all reductions	.76%	.77%	.76%	.76%	.83%
Net investment income	4.38%	4.36%	5.43%	6.55%	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 1,138	$ 469	$ 138	$ 207	$ 275
Portfolio turnover rate D	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 276,895
Gross unrealized depreciation	(43,026)
Net unrealized appreciation (depreciation)	$ 233,869

Tax Cost	$ 6,781,043

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 29,994
Capital loss carryforward	$ (154,604)
Net unrealized appreciation (depreciation)	$ 233,869

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 180,746	$ 95,253

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $4,405,148 and $2,021,216, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,976	$ 75
Class T	-%	.25%	446	-
Class B	.55%	.15%	316	248
Class C	.75%	.25%	4,776	2,355
			$ 7,514	$ 2,678

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 414
Class T	61
Class B*	71
Class C*	129
$ 675

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,292.16
Class T	277.15
Class B	104.23
Class C	708.15
Fidelity Floating Rate High Income Fund	3,407.12
Institutional Class	1,115.15
	$ 6,903

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 23,450	$ 10,536
Class T	5,386	4,731
Class B	1,129	1,155
Class C	10,682	6,049
Fidelity Floating Rate High Income Fund	95,016	62,441
Institutional Class	24,565	10,341
Total	$ 160,228	$ 95,253
From net realized gain
Class A	$ 2,787	$ -
Class T	742	-
Class B	234	-
Class C	1,822	-
Fidelity Floating Rate High Income Fund	12,502	-
Institutional Class	2,431	-
Total	$ 20,518	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	81,725	48,725	$ 779,901	$ 415,716
Reinvestment of distributions	2,275	1,018	21,629	8,748
Shares redeemed	(30,931)	(18,093)	(294,118)	(158,144)
Net increase (decrease)	53,069	31,650	$ 507,412	$ 266,320
Class T
Shares sold	14,246	7,181	$ 135,056	$ 60,340
Reinvestment of distributions	545	487	5,173	4,066
Shares redeemed	(5,379)	(8,995)	(50,997)	(77,682)
Net increase (decrease)	9,412	(1,327)	$ 89,232	$ (13,276)
Class B
Shares sold	1,770	1,793	$ 16,858	$ 15,223
Reinvestment of distributions	108	105	1,018	867
Shares redeemed	(2,210)	(2,368)	(21,009)	(19,832)
Net increase (decrease)	(332)	(470)	$ (3,133)	$ (3,742)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class C
Shares sold	37,058	19,145	$ 353,406	$ 163,896
Reinvestment of distributions	896	479	8,502	4,023
Shares redeemed	(10,394)	(8,474)	(98,760)	(71,281)
Net increase (decrease)	27,560	11,150	$ 263,148	$ 96,638
Fidelity Floating Rate High Income Fund
Shares sold	211,892	185,964	$ 2,019,775	$ 1,569,071
Reinvestment of distributions	9,543	6,026	90,556	51,119
Shares redeemed	(109,667)	(100,407)	(1,040,316)	(857,029)
Net increase (decrease)	111,768	91,583	$ 1,070,015	$ 763,161
Institutional Class
Shares sold	93,750	53,110	$ 894,344	$ 449,402
Reinvestment of distributions	1,549	653	14,718	5,644
Shares redeemed	(29,322)	(20,585)	(278,000)	(181,516)
Net increase (decrease)	65,977	33,178	$ 631,062	$ 273,530

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians, and agent banks; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $130,978,598 of distributions paid during the period January 1, 2010 to October 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective February 1, 2007) to the fund's management contract that lowered the individual fund fee rate from 55 basis points to 45 basis points. The Board considered that the chart reflects the fund's lower management fee in 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFRI-UANN-1210
1.784742.107

Fidelity®
Floating Rate High Income
Fund

(A Class of Fidelity AdvisorSM
Floating Rate High Income Fund)

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Floating Rate High Income FundA	9.18%	4.78%	4.56%

A The initial offering of Fidelity Floating Rate High Income Fund took place on September 19, 2002. Returns prior to September 19, 2002 are those of Institutional Class of Fidelity Advisor Floating Rate High Income Fund, one of the original classes of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Floating Rate High Income Fund, a class of the fund, on October 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P®/Loan Syndications and Trading Association Leveraged Performing Loan Index performed over the same period. The initial offering of Fidelity Floating Rate High Income Fund took place on September 19, 2002. See above for additional information regarding the performance of Fidelity Floating Rate High Income Fund.

Annual Report

Management's Discussion of Fund Performance

Market Recap: An expanding U.S. economy, declining default rates and favorable supply/demand dynamics - including a contracting pool of outstanding loans and strong investor cash flows - buoyed the leveraged-loan market for the 12 months ending October 31, 2010. The S&P®/LSTA Leveraged Performing Loan Index gained 11.40% for the period. From a technical perspective, a supply/demand imbalance led to stronger prices. Asset flows into leveraged-loan funds were robust, repayments continued throughout the period and new issuance, while picking up year over year, was outstripped by demand from both retail and crossover investors such as hedge funds and others seeking relative value. The performing loan market ended October 2010 with $452 billion outstanding, up about 2% from year-end 2009, but down 17% since the end of 2008. Business fundamentals provided a tail wind in the first quarter of 2010, but dissipated in the second quarter in advance of the Federal Reserve Board's widely anticipated announcement of a second round of monetary easing. Additionally, the default rate on leveraged loans continued to decline from its peak of 10.8% in November 2009 to 2.3% by period end - a 23-month low - as plentiful liquidity allowed issuers to push out maturities, secure covenant relief and raise additional capital.

Comments from Christine McConnell, Portfolio Manager of Fidelity® Floating Rate High Income Fund: For the year ending October 31, 2010, the fund's Retail Class shares returned 9.18%, lagging the S&P/LSTA index. The fund's conservative bias toward larger-cap, higher-credit-quality issues hurt, as smaller-cap, lower-quality issues outperformed during the period. On an industry basis, the biggest drags on performance came from metals/mining, industrial equipment, leisure and chemicals/plastics. Notable individual detractors were cable and entertainment giant Cablevision Systems and out-of-benchmark positions in Freeport-McMoRan Copper & Gold and German health care holding company Fresenius Medical Care. Also detracting was not owning a number of smaller-cap, lower-quality benchmark components that outperformed, including chemical producer Hexion, which merged with Momentive Performance Materials Holdings in October. Our cash position also hurt. Contributors included an underweighting in the business equipment/services and publishing industries, as well as good security selection in the latter, with holdings in yellow pages publisher R.H. Donnelley faring well. Investments in a variety of telecom and media companies boosted performance, led by mobile broadband builder/operator Clearwire and radio/billboard giant Clear Channel Communications. Some of these names were sold from the fund prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,026.30	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Class T	1.01%
Actual		$ 1,000.00	$ 1,025.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Class B	1.54%
Actual		$ 1,000.00	$ 1,022.60	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class C	1.75%
Actual		$ 1,000.00	$ 1,021.50	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Fidelity Floating Rate High Income Fund	.72%
Actual		$ 1,000.00	$ 1,026.80	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,026.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	2.9
Community Health Systems, Inc.	2.8	2.7
Charter Communications Operating LLC	2.5	2.7
Univision Communications, Inc.	1.6	1.7
Reynolds Consumer Products Holdings, Inc.	1.6	0.3
	11.8
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.8	12.5
Telecommunications	9.1	9.4
Electric Utilities	8.4	8.1
Technology	6.0	5.9
Automotive	5.8	6.2
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
BBB 5.6%	BBB 5.9%
BB 34.3%	BB 37.3%
B 26.7%	B 29.0%
CCC,CC,C 2.8%	CCC,CC,C 3.7%
D† 0.0%	D 0.1%
Not Rated 22.0%	Not Rated 14.6%
Equities 0.8%	Equities 0.8%
Short-Term Investments and Net Other Assets 7.8%	Short-Term Investments and Net Other Assets 8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010*		As of April 30, 2010**
	Floating Rate Loans 75.8%		Floating Rate Loans 72.9%
	Convertible Bonds † 0.0%		Convertible Bonds 0.0%
	Nonconvertible Bonds 15.5%		Nonconvertible Bonds 17.6%
	Foreign Government & Government Agency Obligations 0.1%		Foreign Government & Government Agency Obligations 0.1%
	Common Stocks 0.8%		Common Stocks 0.8%
	Short-Term Investments and Net Other Assets 7.8%		Short-Term Investments and Net Other Assets 8.6%
* Foreign investments	7.6%	** Foreign investments	6.3%

† Amount represents less than 0.1%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Floating Rate Loans (h) - 75.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
AX Acquisition Corp. Tranche B1, term loan 3.625% 8/15/14 (f)	$ 5,876	$ 5,784
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (f)	2,617	2,649
Sequa Corp. term loan 3.5406% 12/3/14 (f)	35,990	34,146
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5391% 9/30/16 (f)	16,398	16,316
TransDigm, Inc. term loan 2.2691% 6/23/13 (f)	14,340	14,143
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.51% 9/29/13 (f)	4,062	4,042
		77,080
Air Transportation - 1.1%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2842% 4/30/12 (f)	14,939	14,752
term loan 8.75% 9/27/13 (f)	3,777	3,815
Tranche 2LN, term loan 3.5391% 4/30/14 (f)	13,915	13,497
Northwest Airlines Corp. Tranche B, term loan 3.79% 12/22/13 (f)	3,742	3,517
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	13,878	13,184
US Airways Group, Inc. term loan 2.7884% 3/23/14 (f)	25,712	23,141
		71,906
Automotive - 3.5%
Dana Holding Corp. term loan 4.5865% 1/31/15 (f)	23,755	23,755
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (f)	36,899	32,471
Tranche C, term loan 2.1975% 12/27/15 (f)	18,826	16,426
Ford Motor Co. term loan 3.0375% 12/15/13 (f)	86,192	84,899
Tenneco, Inc.:
Credit-Linked Deposit 5.2569% 3/16/14 (f)	15,750	15,868
Tranche B, term loan 5.0394% 6/3/16 (f)	11,970	12,060
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.21% 4/30/14 (f)	43,500	42,086
TRW Automotive, Inc. Tranche A 2LN, term loan 4.0835% 5/30/15 (f)	5,101	5,159
		232,724
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 3.6%
Citadel Broadcasting Corp. term loan 11% 6/3/15 (f)	$ 2,579	$ 2,718
Clear Channel Capital I LLC Tranche B, term loan 3.9053% 1/29/16 (f)	31,498	25,001
Clear Channel Communications, Inc. Tranche A, term loan 3.6563% 7/30/14 (f)	3,000	2,460
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (f)	1,732	1,714
Gray Television, Inc. Tranche B, term loan 3.76% 12/31/14 (f)	2,468	2,394
Nexstar Broadcasting, Inc. term loan 5.0038% 9/30/16 (f)	8,394	8,352
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (f)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 5.5% 10/23/15 (f)	5,909	5,998
Univision Communications, Inc.:
term loan 4.5063% 3/31/17 (f)	65,801	62,511
Tranche 1LN, term loan 2.5063% 9/29/14 (f)	39,201	37,240
VNU, Inc.:
term loan 2.2563% 8/9/13 (f)	6,995	6,907
Tranche B, term loan 4.0063% 5/1/16 (f)	22,897	22,697
Tranche C, term loan 4.0063% 5/1/16 (f)	57,079	56,151
		240,029
Building Materials - 0.4%
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/27/16 (f)	22,000	22,248
Tranche 2LN, term loan 9% 10/27/17 (f)	3,540	3,620
		25,868
Cable TV - 4.6%
CCO Holdings, LLC Tranche 3LN, term loan 2.7553% 9/6/14 (f)	3,000	2,835
Cequel Communications LLC Tranche 1LN, term loan 2.2569% 11/5/13 (f)	20,619	20,388
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	6,970	7,161
Tranche B 1LN, term loan 2.26% 3/6/14 (f)	99,561	97,819
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CSC Holdings, Inc.:
Tranche B, term loan 2.0063% 3/31/13 (f)	$ 16,968	$ 16,905
Tranche B2, term loan 3.5063% 3/29/16 (f)	6,969	6,934
Tranche B3, term loan 3.2563% 3/29/16 (f)	64,682	63,796
Insight Midwest Holdings LLC Tranche B, term loan 2.0207% 4/6/14 (f)	12,641	12,199
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	18,953	18,716
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	2,970	2,940
Tranche E, term loan 4.5% 10/23/17 (f)	5,985	5,835
San Juan Cable, Inc. Tranche 1LN, term loan 2.05% 10/31/12 (f)	4,634	4,541
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (f)	11,716	11,760
UPC Broadband Holding BV:
Tranche T, term loan 4.2507% 12/31/16 (f)	17,000	16,575
Tranche X, term loan 4.2507% 12/31/17 (f)	13,008	12,650
Wide Open West Finance LLC Tranche A, term loan 6.7563% 6/28/14 (f)	5,000	4,875
		305,929
Capital Goods - 2.9%
Ashtead Group PLC term loan 2.0625% 8/31/11 (f)	2,658	2,645
Baldor Electric Co. term loan 5.25% 1/31/14 (f)	5,064	5,115
Bucyrus International, Inc.:
Tranche B, term loan 3.26% 5/4/14 (f)	11,968	12,088
Tranche C, term loan 4.5% 2/19/16 (f)	20,897	21,001
Dresser, Inc.:
Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (f)	15,000	14,925
Tranche B 1LN, term loan 2.6119% 5/4/14 (f)	37,082	36,896
Flowserve Corp. term loan 1.8125% 8/10/12 (f)	32,662	32,581
Polypore, Inc. Tranche B, term loan 2.26% 7/3/14 (f)	1,842	1,815
Rexnord Corp.:
Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,326	3,210
Tranche B, term loan 2.8125% 7/19/13 (f)	6,325	6,167
Sensata Technologies BV term loan 2.0381% 4/27/13 (f)	9,935	9,674
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 2.2717% 12/17/10 (f)	$ 1,134	$ 1,131
SRAM LLC term loan 5.0098% 4/30/15 (f)	1,759	1,759
Tomkins PLC:
Tranche A, term loan 6.5% 9/21/15 (f)	6,000	6,023
Tranche B, term loan 6.75% 9/21/16 (f)	38,000	38,523
		193,553
Chemicals - 4.7%
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7563% 4/2/13 (f)	5,526	5,416
Tranche C, term loan 3.29% 10/31/16 (f)	35,265	35,399
CF Industries Holdings, Inc. Tranche B1, term loan 4.5% 4/5/15 (f)	30,075	30,376
Charter Communications Operating LLC Tranche C, term loan 3.54% 9/6/16 (f)	58,747	57,719
Chemtura Corp. term loan:
5.5% 8/27/16 (f)	17,000	17,128
6% 2/1/11 (f)	17,370	17,479
Gentek Holding LLC Tranche B, term loan 6.75% 10/6/15 (f)	6,000	6,038
Huntsman International LLC Tranche B, term loan 1.7835% 4/19/14 (f)	24,097	23,554
INEOS US Finance:
Tranche B 2LN, term loan 9.501% 12/16/13 (f)	6,450	6,604
Tranche B, term loan 9.501% 12/16/13 (f)	1,456	1,490
Tranche C 2LN, term loan 10.001% 12/16/14 (f)	6,568	6,724
Tranche C, term loan 10.001% 12/16/14 (f)	1,544	1,581
Lyondell Chemical Co. term loan 5.5% 4/8/16 (f)	25,775	26,020
MacDermid, Inc. Tranche B, term loan 2.2553% 4/12/14 (f)	1,956	1,858
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 2.5394% 5/15/14 (f)	2,000	1,930
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (f)	19,986	19,636
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (f)	15,505	15,679
Tranche C, term loan 2.5079% 5/13/16 (f)	1,985	1,970
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 4/25/17 (f)	6,000	6,015
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (f)	7,475	7,494
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (f)	$ 14,259	$ 14,349
Tronox, Inc. Tranche B, term loan 7% 12/31/10 (f)	7,000	7,026
		311,485
Consumer Products - 1.9%
Herbalife International, Inc. term loan 1.76% 7/21/13 (f)	1,662	1,637
Jarden Corp.:
Tranche B 5LN, term loan 3.5394% 1/26/15 (f)	3,065	3,084
Tranche B4, term loan 3.5394% 1/26/15 (f)	5,830	5,859
Revlon Consumer Products Corp. term loan 6% 3/11/15 (f)	9,950	9,950
Reynolds Consumer Products Holdings, Inc.:
term loan:
6.25% 5/5/16 (f)	38,555	38,748
6.75% 5/5/16 (f)	16,801	16,927
term loan:
6.25% 8/6/15 (f)(e)	9,000	9,011
6.5% 5/5/16 (f)(e)	39,205	39,548
Spectrum Brands, Inc. term loan 8% 6/16/16 (f)	3,000	3,056
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (f)	1,867	1,815
		129,635
Containers - 1.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	23,654	23,654
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,453
Berry Plastics Holding Corp. Tranche C, term loan 2.3763% 4/3/15 (f)	7,911	7,475
BWAY Holding Co. Tranche B, term loan 5.5767% 6/16/17 (f)	1,995	2,012
Crown Holdings, Inc.:
term loan B 2.01% 11/15/12 (f)	6,386	6,378
Tranche B, term loan 2.01% 11/15/12 (f)	5,325	5,318
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (f)	1,990	2,007
Graham Packaging Holdings Co. term loan 6% 9/23/16 (f)	16,000	16,190
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7563% 6/14/13 (f)	25,849	25,785
		98,272
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 2.3%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (f)	$ 17,813	$ 18,125
Fifth Third Processing Solutions:
Tranche 1LN, term loan 10/29/16	19,280	19,087
Tranche 2LN, term loan 8.25% 10/29/17 (f)	3,905	3,866
Interactive Data Corp. term loan 6.75% 1/29/17 (f)	19,963	20,288
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	12,923	13,214
Tranche 2LN, term loan 7% 3/17/16 (f)	9,077	9,259
MSCI, Inc. term loan 4.75% 6/1/16 (f)	23,940	24,090
Nuveen Investments, Inc. term loan 3.2889% 11/13/14 (f)	15,044	14,085
RBS WorldPay Tranche B, term loan 10/18/17	10,000	10,088
TransUnion LLC term loan 6.75% 6/15/17 (f)	18,608	18,841
		150,943
Diversified Media - 0.6%
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (f)	2,985	2,955
Autotrader.com, Inc.:
Tranche A 2LN, term loan 4.76% 6/14/16 (f)	1,500	1,508
Tranche B, term loan 6% 6/14/16 (f)	5,000	5,006
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (f)	24,989	25,083
LBI Media, Inc. term loan 1.7553% 3/31/12 (f)	2,197	2,065
Thomson Media, Inc. Tranche B1, term loan 7% 11/8/11 (f)	905	860
		37,477
Electric Utilities - 7.0%
AES Corp. term loan 2.8588% 8/10/11 (f)	16,732	16,690
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (f)	4,636	4,479
term loan 3.2894% 3/30/14 (f)	51,927	50,175
BRSP LLC term loan 7.5% 6/24/14 (f)	13,089	13,154
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	16,271	16,108
Calpine New Development Holdings LLC term loan 7% 6/8/17 (f)	36,908	37,553
Coleto Creek WLE LP:
LOC 3.0394% 6/28/13 (f)	966	904
term loan 3.0318% 6/28/13 (f)	5,773	5,398
Covanta Energy Corp.:
term loan 1.8567% 2/9/14 (f)	5,817	5,700
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.: - continued
Credit-Linked Deposit 1.79% 2/9/14 (f)	$ 2,967	$ 2,908
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.01% 4/2/13 (f)	45,554	44,928
Tranche B, term loan 4.01% 4/2/13 (f)	3,856	3,803
GenOn Energy, Inc. Tranche B, term loan 9/20/17	28,000	27,860
MACH Gen LLC Credit-Linked Deposit 2.2894% 2/22/13 (f)	182	170
Mirant North America LLC term loan 2.0053% 1/3/13 (f)	19,418	19,321
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (f)	87	85
Tranche 2LN, term loan 5.0625% 5/1/14 (f)	6,000	5,400
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	4,725	4,607
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.76% 5/8/15 (f)	585	558
Tranche DD, term loan 3.76% 5/8/15 (f)	2,339	2,233
NRG Energy, Inc.:
term loan:
1.7812% 2/1/13 (f)	14,634	14,396
3.5394% 8/1/15 (f)	29,714	29,677
Credit-Linked Deposit:
3.2894% 2/1/13 (f)	2,220	2,154
3.5394% 8/1/15 (f)	29,097	28,770
NSG Holdings LLC:
Credit-Linked Deposit 1.7922% 6/15/14 (f)	247	236
Tranche B, term loan 1.7922% 6/15/14 (f)	1,147	1,093
Reliant Energy, Inc. Credit-Linked Deposit 2.0063% 6/30/14 (f)	11,150	11,066
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2894% 12/15/11 (f)	359	344
Credit-Linked Deposit 2.2894% 12/15/13 (f)	1,144	1,098
Tranche 1LN, term loan 2.2894% 12/15/13 (f)	2,788	2,677
Tranche 2LN, term loan 4.5394% 12/15/14 (f)	18,242	16,692
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (f)	32,343	25,147
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.: - continued
Tranche B2, term loan 3.9226% 10/10/14 (f)	$ 30,379	$ 23,657
Tranche B3, term loan 3.7563% 10/10/14 (f)	58,455	45,522
		464,563
Energy - 0.3%
Alon USA, Inc. term loan 2.591% 8/4/13 (f)	1,862	1,359
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	2,963	3,029
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (f)	1,286	1,289
Sheridan Production Partners LP term loan 7.5% 4/20/17 (f)	8,970	8,948
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (f)	2,763	2,611
		17,236
Entertainment/Film - 0.2%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (f)	1,990	1,960
MGM Holdings II, Inc. Tranche B1, term loan 20.5% 4/8/12 (c)(f)	3,954	1,819
Regal Cinemas Corp. term loan 3.7894% 11/19/16 (f)	6,965	6,991
		10,770
Environmental - 0.1%
EnergySolutions, Inc. term loan 6.25% 8/13/16 (f)	9,975	10,075
Synagro Technologies, Inc. Tranche 1LN, term loan 2.26% 3/30/14 (f)	455	394
		10,469
Food and Drug Retail - 0.5%
GNC Corp. term loan 2.5286% 9/16/13 (f)	2,830	2,774
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (f)	5,991	5,961
Tranche ABL, term loan 2.01% 6/4/14 (f)	15,227	13,742
SUPERVALU, Inc.:
Tranche B, term loan 1.5381% 6/2/12 (f)	9,678	9,436
Tranche B2, term loan 3.0381% 10/5/15 (f)	3,180	3,096
		35,009
Food/Beverage/Tobacco - 2.0%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (f)	7,955	8,025
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Constellation Brands, Inc.:
Tranche B, term loan 1.8125% 6/5/13 (f)	$ 23,647	$ 23,529
Tranche B, term loan 3.0625% 6/5/15 (f)	11,666	11,695
Dean Foods Co. Tranche B, term loan:
3.29% 4/2/16 (f)	16,315	16,315
3.54% 4/2/17 (f)	7,980	7,900
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0603% 3/2/17 (f)	1,967	1,981
Tranche C 1LN, term loan 5.0406% 3/2/17 (f)	4,885	4,921
Michael Foods, Inc. Tranche B, term loan 6.25% 6/29/16 (f)	17,307	17,609
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (f)	28,825	29,257
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (f)	9,975	10,112
		131,344
Gaming - 2.1%
Ameristar Casinos, Inc. term loan 3.5391% 11/10/12 (f)	4,786	4,786
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (f)	1,210	1,189
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2884% 1/28/15 (f)	6,688	5,885
Tranche B2, term loan 3.2884% 1/28/15 (f)	8,890	7,846
Tranche B3, term loan 3.2884% 1/28/15 (f)	8,780	7,727
Tranche B4, term loan 9.5% 10/31/16 (f)	1,985	2,064
Las Vegas Sands LLC:
term loan 2.03% 5/23/14 (f)	2,167	2,048
Tranche B, term loan 2.03% 5/23/14 (f)	10,724	10,135
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (f)	21,079	21,026
Penn National Gaming, Inc. Tranche B, term loan 2.0339% 10/3/12 (f)	20,901	20,770
Venetian Macau Ltd.:
Tranche B, term loan 4.78% 5/26/13 (f)	21,102	21,050
Tranche DD, term loan 4.78% 5/26/12 (f)	15,124	15,086
Venetian Macau US Finance, Inc. Tranche B, term loan 4.78% 5/25/13 (f)	17,106	17,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.135% 8/15/13 (f)	2,313	2,243
		138,918
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.2%
Bausch & Lomb, Inc. term loan:
3.5053% 4/26/15 (f)	$ 5,411	$ 5,276
3.5268% 4/26/15 (f)	23,172	22,593
Biomet, Inc. term loan 3.2816% 3/25/15 (f)	19,840	19,617
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (f)	2,963	2,981
Community Health Systems, Inc.:
Tranche B, term loan 2.5494% 7/25/14 (f)	183,569	180,334
Tranche DD, term loan 2.5494% 7/25/14 (f)	9,417	9,252
Concentra Operating Corp. Tranche B 1LN, term loan 2.54% 6/25/14 (f)	944	923
DaVita, Inc. Tranche B, term loan 4.5% 10/20/16 (f)	65,495	66,068
Emdeon Business Services term loan 4.5% 11/16/13 (f)	4,000	4,010
Emergency Medical Services Corp. term loan 3.2563% 4/8/15 (f)	4,938	4,938
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (f)	28,061	28,342
Tranche B, term loan 1.659% 3/31/13 (f)	34,277	34,020
Tranche C 2LN, term loan 4.5% 9/10/14 (f)	17,178	17,350
Grifols SA Tranche B, term loan 10/1/16	42,000	42,420
HCA, Inc.:
Tranche B, term loan 2.5394% 11/17/13 (f)	168,607	165,656
Tranche B2, term loan 3.5394% 3/31/17 (f)	55,286	54,529
Health Management Associates, Inc. Tranche B, term loan 2.0394% 2/28/14 (f)	8,952	8,762
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (f)	2,000	2,003
IASIS Healthcare Corp.:
term loan 2.2553% 3/15/14 (f)	4,413	4,314
Credit-Linked Deposit 2.2563% 3/15/14 (f)	417	408
Tranche DD, term loan 2.2553% 3/15/14 (f)	1,530	1,495
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2699% 6/26/14 (f)	15,890	15,260
Tranche 2LN, term loan 4.5053% 6/26/15 (f)	4,500	4,388
LifePoint Hospitals, Inc. Tranche B, term loan 3.07% 4/15/15 (f)	12,000	12,030
Manor Care, Inc. term loan 2.7553% 12/21/14 (f)	11,348	11,121
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (f)	20,055	20,105
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (f)	2,751	2,703
Psychiatric Solutions, Inc. term loan 2.0315% 7/1/12 (f)	21,085	21,033
PTS Acquisition Corp. term loan 2.5053% 4/10/14 (f)	1,780	1,673
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (f)	$ 9,950	$ 9,639
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (f)	5,000	4,938
Team Health, Inc. term loan 2.3262% 11/22/12 (f)	8,093	7,932
Universal Health Services, Inc.:
term loan 5.5% 7/28/16 (f)	19,000	19,143
Tranche A, term loan 3.5034% 8/15/15 (f)	3,750	3,745
Valeant Pharmaceuticals International:
term loan 0.75% 9/27/16 (f)(e)	4,506	4,557
Tranche B, term loan 5.5% 9/27/16 (f)	18,024	18,227
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	18,433	18,525
VWR Funding, Inc. term loan 2.7553% 6/29/14 (f)	16,876	16,243
Warner Chilcott Corp.:
Tranche A, term loan 6% 10/30/14 (f)	1,141	1,146
Tranche B, term loan 6.25% 4/30/15 (f)	8,983	9,051
Tranche B3-B4, term loan 6.5% 2/20/16 (f)	4,000	4,000
		880,750
Homebuilding/Real Estate - 1.0%
CB Richard Ellis Group, Inc. Tranche B, term loan 5.75% 12/20/13 (f)	2,512	2,509
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.5% 6/24/13 (f)	4,262	4,257
Tranche A1, term loan 5.75% 12/20/13 (f)	1,704	1,702
Tranche B1, term loan 6.25% 12/20/15 (f)	8,583	8,572
Tranche B1-A, term loan 6.25% 12/20/15 (f)	11,037	11,037
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,980	3,980
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	2,702	2,472
Tranche 2LN, term loan 13.5% 10/15/17	6,000	6,480
Tranche B, term loan 3.2569% 10/10/13 (f)	18,829	17,229
Tranche DD, term loan 3.263% 10/10/13 (f)	12,354	11,242
		69,480
Insurance - 0.0%
USI Holdings Corp. Tranche B, term loan 2.76% 5/4/14 (f)	3,000	2,828
Leisure - 1.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (f)	4,988	4,738
Cedar Fair LP Tranche B, term loan 5.5% 12/15/16 (f)	13,965	14,174
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Leisure - continued
Six Flags, Inc. Tranche B, term loan 6% 6/30/16 (f)	$ 9,675	$ 9,651
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 6/1/16 (f)	14,895	15,081
Town Sports International LLC term loan 2.125% 2/27/14 (f)	2,873	2,665
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (f)	28,725	28,904
		75,213
Metals/Mining - 0.6%
Compass Minerals:
Tranche B, term loan 1.7806% 12/22/12 (f)	1,543	1,535
Tranche C, term loan 3.0329% 1/15/16 (f)	7,214	7,232
Fairmount Minerals Ltd. Tranche B, term loan 6.25% 8/5/16 (f)	7,000	7,079
Novelis Corp. term loan 2.26% 7/6/14 (f)	18,281	18,052
Oxbow Carbon LLC Tranche B, term loan 2.2894% 5/8/14 (f)	1,489	1,459
Walter Energy, Inc. term loan 2.5085% 10/3/12 (f)	4,851	4,766
		40,123
Paper - 1.7%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2918% 12/20/12 (f)	49,019	48,897
Tranche B, term loan 2.2883% 12/20/12 (f)	12,497	12,465
Tranche C, term loan 3.5413% 12/23/14 (f)	3,990	4,005
Graphic Packaging International, Inc. Tranche B, term loan 2.2936% 5/16/14 (f)	6,999	6,876
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (f)	43,890	44,219
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (c)(f)	1,995	52
		116,514
Publishing/Printing - 1.2%
Cenveo Corp.:
Tranche C, term loan 4.7616% 6/21/13 (f)	1,313	1,297
Tranche DD, term loan 4.7616% 6/21/13 (f)	56	55
Dex Media East LLC term loan 2.7946% 10/24/14 (f)	11,663	9,447
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (f)	2,435	2,252
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7563% 6/12/14 (f)	12,889	12,052
Newsday LLC term loan 10.5% 8/1/13	3,000	3,210
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (f)	$ 13,965	$ 13,895
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (f)	37,583	34,295
Visant Corp. Tranche B, term loan 7% 12/22/16 (f)	5,000	5,044
		81,547
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0471% 4/28/13 (f)	15,298	14,992
Tranche C, term loan 1.7807% 4/28/13 (f)	2,903	2,830
		17,822
Restaurants - 1.0%
Buffets, Inc. Tranche 1LN, term loan 12% 4/22/15 (f)	3,972	3,694
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (f)	46,000	46,345
DineEquity, Inc. term loan 6% 10/19/17 (f)	8,000	8,080
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (f)	336	317
term loan 2.625% 6/14/14 (f)	4,076	3,837
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	3,990	4,020
		66,293
Services - 1.8%
Altegrity, Inc. Tranche D, term loan 7.75% 2/21/15 (f)	1,995	2,027
ARAMARK Corp.:
Credit-Linked Deposit 2.1313% 1/26/14 (f)	1,386	1,352
term loan 2.1644% 1/26/14 (f)	16,100	15,698
Credit-Linked Deposit 3.5063% 7/26/16 (f)	2,098	2,087
Tranche B, term loan 3.5394% 7/26/16 (f)	31,896	31,736
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	7,148	7,130
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (f)	2,532	2,380
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	6,000	6,068
Hertz Corp.:
Credit-Linked Deposit 2.0891% 12/21/12 (f)	308	305
Tranche B, term loan 2.01% 12/21/12 (f)	1,662	1,646
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (f)	9,675	9,675
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (f)	$ 6,580	$ 6,629
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (f)	29,953	28,455
Tranche DD, term loan 2.76% 7/24/14 (f)	2,590	2,460
The Geo Group, Inc. Tranche B, term loan 4.75% 8/4/16 (f)	6,500	6,533
		124,181
Shipping - 0.0%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (f)	1,980	2,007
Tranche 2LN, term loan 10.5% 10/8/16 (f)	1,000	993
		3,000
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (f)	15,414	14,894
Tranche B2, term loan 4.8843% 7/31/16 (f)	9,285	9,215
Sally Holdings LLC Tranche B, term loan 2.51% 11/16/13 (f)	7,751	7,703
Toys 'R' US, Inc. term loan 6% 9/1/16 (f)	19,000	19,120
		50,932
Super Retail - 0.5%
Bass Pro Group LLC Tranche B, term loan 5.0547% 4/12/15 (f)	5,970	5,970
Dollar General Corp. Tranche B1, term loan 3.02% 7/6/14 (f)	14,244	14,031
Harbor Freight Tools USA, Inc. term loan 5.0157% 2/24/16 (f)	1,939	1,942
IMS Health, Inc. term loan 5.25% 2/26/16 (f)	3,961	3,996
PETCO Animal Supplies, Inc. term loan 2.5267% 10/26/13 (f)	7,608	7,494
		33,433
Technology - 5.3%
Avaya, Inc. term loan 3.0575% 10/24/14 (f)	18,787	17,096
CommScope, Inc. Tranche B, term loan 2.789% 12/27/14 (f)	7,702	7,683
Dealer Computer Services, Inc. term loan 5.25% 4/21/17 (f)	18,077	18,145
Fidelity National Information Services, Inc.: Tranche A 2LN, term loan 2.8215% 7/18/14(f)	4,866	4,866
Tranche B, term loan 5.25% 7/18/16(f)	45,000	45,619
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
First Data Corp.:
Tranche B1, term loan 3.0062% 9/24/14 (f)	$ 12,674	$ 11,406
Tranche B2, term loan 3.0062% 9/24/14 (f)	34,906	31,372
Tranche B3, term loan 3.0062% 9/24/14 (f)	14,058	12,635
Flextronics International Ltd.:
Tranche B A2, term loan 2.5053% 10/1/14 (f)	1,378	1,350
Tranche B A3, term loan 2.5063% 10/1/14 (f)	1,607	1,575
Tranche B-B, term loan 2.5063% 10/1/12 (f)	11,752	11,605
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (f)	66,575	62,913
Intersil Corp. term loan 4.75% 4/27/16 (f)	6,798	6,832
Itron, Inc. term loan 3.76% 4/18/14 (f)	4,239	4,249
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (f)	861	835
Tranche 2LN, term loan 6.04% 6/11/15 (f)	5,750	5,463
Microsemi Corp. Tranche B, term loan 5% 10/27/17 (f)	10,720	10,814
Open Text Corp. term loan 2.5053% 10/2/13 (f)	5,650	5,593
RedPrairie Corp. term loan 6% 3/24/16 (f)	1,990	1,973
Spansion, Inc. term loan 7.5% 2/9/15 (f)	7,960	8,060
Springboard Finance LLC term loan 7% 2/23/15 (f)	9,750	9,799
SunGard Data Systems, Inc.:
term loan:
2.0063% 2/28/14 (f)	37,423	36,347
4.0336% 2/28/16 (f)	17,917	17,738
Tranche C, term loan 6.75% 2/28/14 (f)	4,915	4,964
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (f)	10,885	10,953
Verifone, Inc. Tranche B, term loan 3.01% 10/31/13 (f)	3,983	3,943
		353,828
Telecommunications - 5.9%
Asurion Corp.:
Tranche 1LN, term loan 3.2766% 7/3/14 (f)	14,900	13,894
Tranche 2LN, term loan 6.7563% 7/3/15 (f)	18,000	16,785
Tranche B 2LN, term loan 6.75% 3/31/15 (f)	18,000	17,685
Crown Castle International Corp. Tranche B, term loan 1.7553% 3/6/14 (f)	9,351	9,281
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (f)	6,501	6,411
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)	2,994	1,946
Hawaiian Telcom Communications, Inc. Tranche 1LN, term loan 9% 5/26/15 (f)	905	905
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (f)	$ 59,000	$ 56,050
Intelsat Ltd. Tranche B, term loan 2.79% 7/3/13 (f)	30,450	29,841
Knology Holding, Inc. Tranche B, term loan 5.5% 10/15/16 (f)	14,000	14,053
Level 3 Financing, Inc. term loan:
2.5391% 3/13/14 (f)	29,000	27,008
11.5% 3/13/14 (f)	3,000	3,240
MetroPCS Wireless, Inc. Tranche B, term loan:
2.5625% 11/3/13 (f)	11,006	10,910
3.8125% 11/3/16 (f)	14,612	14,649
NTELOS, Inc. Tranche B, term loan 5.75% 8/7/15 (f)	2,992	3,007
PanAmSat Corp.:
Tranche B2 A, term loan 2.79% 1/3/14 (f)	23,532	22,944
Tranche B2 B, term loan 2.79% 1/3/14 (f)	23,525	22,937
Tranche B2 C, term loan 2.79% 1/3/14 (f)	23,525	22,937
Telesat Holding, Inc.:
Tranche A, term loan 3.26% 10/31/14 (f)	10,957	10,793
Tranche DD, term loan 3.26% 10/31/14 (f)	941	927
Time Warner Telecom, Inc. Tranche B, term loan 2.01% 1/7/13 (f)	4,832	4,784
TowerCo Finance LLC term loan 6% 11/24/14 (f)	7,373	7,447
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	40,000	39,781
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.7231% 5/26/13 (f)	7,125	7,090
Tranche C 1LN, term loan 4.7231% 5/26/14 (f)	7,125	7,090
Windstream Corp.:
Tranche B1, term loan 1.79% 7/17/13 (f)	6,063	5,987
Tranche B2, term loan 3.04% 12/17/15 (f)	16,850	16,892
		395,274
Textiles & Apparel - 0.7%
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (f)	4,570	4,370
Hanesbrands, Inc. term loan 5.25% 12/10/15 (f)	6,449	6,513
Levi Strauss & Co. term loan 2.5063% 4/4/14 (f)	3,000	2,820
Phillips-Van Heusen Corp. Tranche B, term loan 4.75% 5/6/16 (f)	30,731	31,000
		44,703
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (f)	$ 22,826	$ 22,541
TOTAL FLOATING RATE LOANS (Cost $4,949,498)		5,061,672
Corporate Bonds - 15.5%

Convertible Bonds - 0.0%
Metals/Mining - 0.0%
Massey Energy Co. 3.25% 8/1/15	970	926
Nonconvertible Bonds - 15.5%
Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,120
ManTech International Corp. 7.25% 4/15/18	4,000	4,240
		6,360
Air Transportation - 0.3%
Continental Airlines, Inc. 3.4206% 6/2/13 (f)	949	882
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,210
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,998
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,045
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	5,187
		20,322
Automotive - 2.3%
Accuride Corp. 9.5% 8/1/18 (d)	1,105	1,202
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,085
10.625% 3/15/18	2,880	3,254
Ford Motor Credit Co. LLC:
3.0391% 1/13/12 (f)	17,000	17,043
5.5422% 6/15/11 (f)	31,000	31,679
General Motors Acceptance Corp.:
2.4969% 12/1/14 (f)	40,000	35,200
6.875% 9/15/11	34,000	35,020
7.25% 3/2/11	6,000	6,075
GMAC LLC 6% 12/15/11	2,000	2,040
Navistar International Corp. 8.25% 11/1/21	4,285	4,681
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,270
Tenneco, Inc. 8.625% 11/15/14	6,000	6,180
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (d)	$ 4,000	$ 4,270
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,140
8.875% 12/1/17 (d)	2,060	2,271
		155,410
Banks and Thrifts - 0.3%
GMAC LLC:
2.4969% 12/1/14 (f)	2,000	1,770
6% 4/1/11	3,000	3,004
6% 12/15/11	2,000	2,050
6.875% 9/15/11	9,000	9,270
		16,094
Broadcasting - 0.1%
Univision Communications, Inc. 7.875% 11/1/20 (d)	6,230	6,510
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,139
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	4,440	4,706
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,270
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,614
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,520
		36,110
Capital Goods - 0.0%
Esco Corp. 4.1672% 12/15/13 (d)(f)	2,000	1,860
Chemicals - 0.6%
Ferro Corp. 7.875% 8/15/18	2,210	2,337
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,320
Lyondell Chemical Co. 11% 5/1/18	3,000	3,360
NOVA Chemicals Corp. 3.7476% 11/15/13 (f)	30,595	30,060
		40,077
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15	880	991
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,080
		3,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	$ 2,045	$ 2,163
Berry Plastics Corp.:
5.0391% 2/15/15 (f)	26,000	24,960
8.25% 11/15/15	10,000	10,538
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,326
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,370
Solo Cup Co. 10.5% 11/1/13	2,850	2,978
		52,335
Diversified Financial Services - 0.1%
International Lease Finance Corp. 6.5% 9/1/14 (d)	3,000	3,233
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (d)	4,000	4,040
SLM Corp. 0.5884% 1/27/14 (f)	2,000	1,776
		9,049
Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,220
Series B, 9.25% 12/15/17	12,485	13,640
Lamar Media Corp. 7.875% 4/15/18	2,000	2,145
		34,005
Electric Utilities - 1.4%
AES Corp. 7.75% 3/1/14	3,000	3,263
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,340
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,200
CMS Energy Corp.:
1.2391% 1/15/13 (f)	8,000	7,760
6.3% 2/1/12	3,000	3,135
Energy Future Holdings Corp. 10% 1/15/20 (d)	34,320	35,779
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	174
Mirant North America LLC 7.375% 12/31/13	8,997	9,233
NRG Energy, Inc. 7.375% 2/1/16	7,000	7,280
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,196
		92,360
Energy - 0.5%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	6,000	5,520
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,858
Chesapeake Energy Corp. 7.625% 7/15/13	3,000	3,266
Continental Resources, Inc. 7.125% 4/1/21 (d)	4,000	4,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20	$ 3,000	$ 3,266
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,240
OPTI Canada, Inc. 9% 12/15/12 (d)	3,750	3,811
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,180
Western Refining, Inc. 10.75% 6/15/14 (d)(f)	2,000	2,040
		32,481
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,139
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	4,815	5,284
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,178
		7,462
Healthcare - 0.6%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)	2,930	3,106
DaVita, Inc. 6.375% 11/1/18	3,000	3,068
Elan Finance PLC/Elan Finance Corp. 4.4219% 12/1/13 (f)	2,000	1,995
Hanger Orthopedic Group, Inc. 7.125% 11/15/18 (d)	3,000	3,015
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,160
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (d)	2,055	2,127
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,710
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,000
		39,181
Homebuilding/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (d)	3,000	3,030
Metals/Mining - 1.7%
Arch Coal, Inc. 8.75% 8/1/16	2,000	2,240
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,536
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,348
FMG Finance Property Ltd. 4.2969% 9/1/11 (d)(f)	58,000	59,305
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	15,705	16,098
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,644
Teck Resources Ltd. 9.75% 5/15/14	6,615	8,237
		113,408
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - 0.2%
ABI Escrow Corp. 10.25% 10/15/18 (d)	$ 4,000	$ 4,280
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,285
Cascades, Inc. 7.75% 12/15/17	3,000	3,180
Domtar Corp. 7.875% 10/15/11	2,000	2,115
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (f)	3,000	2,715
		15,575
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(f)	21,245	21,245
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,000	4,150
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,845	1,974
Services - 0.2%
ARAMARK Corp. 3.9656% 2/1/15 (f)	2,000	1,865
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.8763% 5/15/14 (f)	13,000	12,383
		14,248
Shipping - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,733
9.5% 12/15/14	3,000	3,113
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,075
		14,921
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,138
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,730
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,829
		6,559
Technology - 0.7%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (d)	2,000	2,120
8.125% 12/15/17	4,000	4,330
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp. 8.875% 8/15/20 (d)	$ 3,000	$ 3,158
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,377
10.125% 3/15/18 (d)	6,000	6,615
NXP BV/NXP Funding LLC 3.0391% 10/15/13 (f)	20,474	19,399
Seagate Technology International 10% 5/1/14 (d)	2,275	2,764
		44,763
Telecommunications - 3.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	20,000	22,200
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,851
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,242
8.5% 4/15/20	4,000	4,620
GeoEye, Inc. 9.625% 10/1/15	2,505	2,793
Intelsat Ltd. 11.25% 6/15/16	4,000	4,350
iPCS, Inc.:
2.5906% 5/1/13 (f)	40,670	39,247
3.7156% 5/1/14 pay-in-kind (f)	32,611	31,470
Level 3 Financing, Inc. 4.3441% 2/15/15 (f)	3,000	2,520
PAETEC Holding Corp. 8.875% 6/30/17	2,000	2,155
Qwest Corp.:
3.5422% 6/15/13 (f)	23,000	24,093
8.375% 5/1/16	3,000	3,616
8.875% 3/15/12	3,000	3,293
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,770
7.625% 1/30/11	11,000	11,138
8.375% 3/15/12	19,000	20,306
tw telecom holdings, Inc. 8% 3/1/18	3,000	3,240
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,810
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	4,286	4,783
		211,497
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.1211% 12/15/14 (f)	$ 12,000	$ 11,970
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,150
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,335
		19,455
TOTAL NONCONVERTIBLE BONDS		1,030,928
TOTAL CORPORATE BONDS (Cost $973,147)		1,031,854
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.2884% 4/20/11 (Reg. S) (f) (Cost $3,884)	4,000	3,910
Common Stocks - 0.8%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	2,697
Class B (a)	5,717	146
Class B warrants 6/3/30 (a)	35,547	942
ION Media Networks, Inc. (a)	2,842	1,037
		4,822
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	83
Chemicals - 0.5%
LyondellBasell Industries NV:
Class A (a)	654,981	17,593
Class B (a)	599,811	16,129
		33,722
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	259
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.2%
HMH Holdings, Inc. (a)(g)	1,106,192	$ 6,361
RDA Holding Co. (a)	302,964	6,287
		12,648
TOTAL COMMON STOCKS (Cost $49,705)		53,058
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.23% (b) (Cost $864,418)	864,417,571	864,418
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $6,840,652)		7,014,912
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(340,010)
NET ASSETS - 100%		$ 6,674,902

* Amount represents less than $1,000

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $342,615,000 or 5.1% of net assets.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $50,511,000 and $50,733,000, respectively. The coupon rate will be determined at time of settlement.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,361,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 6,287

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,361
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables on the following page, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,443	$ 3,785	$ 12,648	$ 2,010
Financials	551	-	-	551
Industrials	83	83	-	-
Materials	33,722	33,722	-	-
Utilities	259	259	-	-
Corporate Bonds	1,031,854	-	1,031,854	-
Foreign Government and Government Agency Obligations	3,910	-	3,910	-
Floating Rate Loans	5,061,672	-	5,061,672	-
Other	-	-	-	-
Money Market Funds	864,418	864,418	-	-
Total Investments in Securities:	$ 7,014,912	$ 902,267	$ 6,110,084	$ 2,561
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,142)
Cost of Purchases	3,696
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,561
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (2,142)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

As of October 31, 2010, the Fund had an aggregate capital loss carryforward of approximately $154,604,000 of which $115,547,000 and $39,057,000 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,976,234)	$ 6,150,494
Fidelity Central Funds (cost $864,418)	864,418
Total Investments (cost $6,840,652)		$ 7,014,912
Cash		7,664
Receivable for investments sold		30,594
Receivable for fund shares sold		27,014
Interest receivable		33,811
Distributions receivable from Fidelity Central Funds		168
Other receivables		2
Total assets		7,114,165

Liabilities
Payable for investments purchased	$ 423,629
Payable for fund shares redeemed	6,689
Distributions payable	4,015
Accrued management fee	3,072
Distribution and service plan fees payable	797
Other affiliated payables	824
Other payables and accrued expenses	237
Total liabilities		439,263

Net Assets		$ 6,674,902
Net Assets consist of:
Paid in capital		$ 6,565,643
Undistributed net investment income		92,287
Accumulated undistributed net realized gain (loss) on investments		(157,288)
Net unrealized appreciation (depreciation) on investments		174,260
Net Assets		$ 6,674,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,063,560 ÷ 108,680 shares)	$ 9.79

Maximum offering price per share (100/97.25 of $9.79)	$ 10.07
Class T: Net Asset Value and redemption price per share ($242,414 ÷ 24,803 shares)	$ 9.77

Maximum offering price per share (100/97.25 of $9.77)	$ 10.05
Class B: Net Asset Value and offering price per share ($43,302 ÷ 4,431 shares)A	$ 9.77

Class C: Net Asset Value and offering price per share ($621,527 ÷ 63,524 shares)A	$ 9.78

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($3,566,486 ÷ 364,882 shares)	$ 9.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,137,613 ÷ 116,467 shares)	$ 9.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Interest		$ 262,631
Income from Fidelity Central Funds		1,361
Total income		263,992

Expenses
Management fee	$ 29,093
Transfer agent fees	6,903
Distribution and service plan fees	7,514
Accounting fees and expenses	1,372
Custodian fees and expenses	99
Independent trustees' compensation	28
Registration fees	590
Audit	150
Legal	179
Miscellaneous	61
Total expenses before reductions	45,989
Expense reductions	(8)	45,981
Net investment income		218,011
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43,608
Change in net unrealized appreciation (depreciation) on investment securities		172,072
Net gain (loss)		215,680
Net increase (decrease) in net assets resulting from operations		$ 433,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 218,011	$ 126,026
Net realized gain (loss)	43,608	(21,639)
Change in net unrealized appreciation (depreciation)	172,072	475,087
Net increase (decrease) in net assets resulting from operations	433,691	579,474
Distributions to shareholders from net investment income	(160,228)	(95,253)
Distributions to shareholders from net realized gain	(20,518)	-
Total distributions	(180,746)	(95,253)
Share transactions - net increase (decrease)	2,557,736	1,382,631
Redemption fees	720	826
Total increase (decrease) in net assets	2,811,401	1,867,678

Net Assets
Beginning of period	3,863,501	1,995,823
End of period (including undistributed net investment income of $92,287 and undistributed net investment income of $35,270, respectively)	$ 6,674,902	$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.391	.354	.476	.621	.571
Net realized and unrealized gain (loss)	.425	1.232	(1.779)	(.196)	(.022)
Total from investment operations	.816	1.586	(1.303)	.425	.549
Distributions from net investment income	(.287)	(.278)	(.448)	(.625)	(.560)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.337)	(.278)	(.448)	(.627)	(.560)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Total Return A, B	8.96%	20.31%	(13.87)%	4.40%	5.66%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of fee waivers, if any	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of all reductions	1.03%	1.04%	1.06%	1.02%	1.05%
Net investment income	4.11%	4.09%	5.13%	6.28%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,064	$ 518	$ 192	$ 257	$ 285
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income C	.391	.349	.481	.621	.564
Net realized and unrealized gain (loss)	.416	1.228	(1.762)	(.206)	(.022)
Total from investment operations	.807	1.577	(1.281)	.415	.542
Distributions from net investment income	(.288)	(.279)	(.450)	(.625)	(.553)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.338)	(.279)	(.450)	(.627)	(.553)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Total Return A, B	8.87%	20.20%	(13.66)%	4.30%	5.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of fee waivers, if any	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of all reductions	1.02%	1.04%	1.03%	1.02%	1.11%
Net investment income	4.12%	4.10%	5.16%	6.28%	5.67%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 143	$ 134	$ 309	$ 472
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income C	.341	.305	.432	.569	.513
Net realized and unrealized gain (loss)	.416	1.238	(1.771)	(.206)	(.022)
Total from investment operations	.757	1.543	(1.339)	.363	.491
Distributions from net investment income	(.238)	(.235)	(.402)	(.573)	(.502)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.288)	(.235)	(.402)	(.575)	(.502)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Total Return A, B	8.30%	19.74%	(14.21)%	3.76%	5.06%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.56%	1.56%	1.55%	1.63%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55%	1.63%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.55%	1.62%
Net investment income	3.59%	3.59%	4.64%	5.75%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 44	$ 42	$ 100	$ 143
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.321	.288	.408	.553	.508
Net realized and unrealized gain (loss)	.415	1.235	(1.770)	(.207)	(.022)
Total from investment operations	.736	1.523	(1.362)	.346	.486
Distributions from net investment income	(.217)	(.215)	(.379)	(.556)	(.497)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.267)	(.215)	(.379)	(.558)	(.497)
Redemption fees added to paid in capital C	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Total Return A, B	8.05%	19.43%	(14.41)%	3.58%	5.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of fee waivers, if any	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of all reductions	1.76%	1.78%	1.80%	1.71%	1.68%
Net investment income	3.38%	3.35%	4.39%	5.59%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 335	$ 199	$ 345	$ 450
Portfolio turnover rate E	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income B	.418	.377	.508	.650	.593
Net realized and unrealized gain (loss)	.417	1.225	(1.771)	(.196)	(.021)
Total from investment operations	.835	1.602	(1.263)	.454	.572
Distributions from net investment income	(.316)	(.304)	(.478)	(.654)	(.583)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.366)	(.304)	(.478)	(.656)	(.583)
Redemption fees added to paid in capital B	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Total Return A	9.18%	20.55%	(13.49)%	4.72%	5.92%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.75%	.73%	.73%	.81%
Expenses net of fee waivers, if any	.73%	.75%	.73%	.73%	.81%
Expenses net of all reductions	.73%	.75%	.73%	.72%	.81%
Net investment income	4.41%	4.39%	5.46%	6.58%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 3,566	$ 2,354	$ 1,292	$ 2,679	$ 2,989
Portfolio turnover rate D	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income B	.415	.379	.503	.647	.591
Net realized and unrealized gain (loss)	.427	1.221	(1.769)	(.206)	(.021)
Total from investment operations	.842	1.600	(1.266)	.441	.570
Distributions from net investment income	(.313)	(.302)	(.475)	(.651)	(.581)
Distributions from net realized gain	(.050)	-	-	(.002)	-
Total distributions	(.363)	(.302)	(.475)	(.653)	(.581)
Redemption fees added to paid in capital B	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Total Return A	9.27%	20.54%	(13.54)%	4.58%	5.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.77%	.77%	.76%	.84%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.76%	.84%
Expenses net of all reductions	.76%	.77%	.76%	.76%	.83%
Net investment income	4.38%	4.36%	5.43%	6.55%	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 1,138	$ 469	$ 138	$ 207	$ 275
Portfolio turnover rate D	43%	25%	16%	69%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 276,895
Gross unrealized depreciation	(43,026)
Net unrealized appreciation (depreciation)	$ 233,869

Tax Cost	$ 6,781,043

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 29,994
Capital loss carryforward	$ (154,604)
Net unrealized appreciation (depreciation)	$ 233,869

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 180,746	$ 95,253

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $4,405,148 and $2,021,216, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,976	$ 75
Class T	-%	.25%	446	-
Class B	.55%	.15%	316	248
Class C	.75%	.25%	4,776	2,355
			$ 7,514	$ 2,678

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 414
Class T	61
Class B*	71
Class C*	129
$ 675

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,292.16
Class T	277.15
Class B	104.23
Class C	708.15
Fidelity Floating Rate High Income Fund	3,407.12
Institutional Class	1,115.15
	$ 6,903

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 23,450	$ 10,536
Class T	5,386	4,731
Class B	1,129	1,155
Class C	10,682	6,049
Fidelity Floating Rate High Income Fund	95,016	62,441
Institutional Class	24,565	10,341
Total	$ 160,228	$ 95,253
From net realized gain
Class A	$ 2,787	$ -
Class T	742	-
Class B	234	-
Class C	1,822	-
Fidelity Floating Rate High Income Fund	12,502	-
Institutional Class	2,431	-
Total	$ 20,518	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	81,725	48,725	$ 779,901	$ 415,716
Reinvestment of distributions	2,275	1,018	21,629	8,748
Shares redeemed	(30,931)	(18,093)	(294,118)	(158,144)
Net increase (decrease)	53,069	31,650	$ 507,412	$ 266,320
Class T
Shares sold	14,246	7,181	$ 135,056	$ 60,340
Reinvestment of distributions	545	487	5,173	4,066
Shares redeemed	(5,379)	(8,995)	(50,997)	(77,682)
Net increase (decrease)	9,412	(1,327)	$ 89,232	$ (13,276)
Class B
Shares sold	1,770	1,793	$ 16,858	$ 15,223
Reinvestment of distributions	108	105	1,018	867
Shares redeemed	(2,210)	(2,368)	(21,009)	(19,832)
Net increase (decrease)	(332)	(470)	$ (3,133)	$ (3,742)

Annual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class C
Shares sold	37,058	19,145	$ 353,406	$ 163,896
Reinvestment of distributions	896	479	8,502	4,023
Shares redeemed	(10,394)	(8,474)	(98,760)	(71,281)
Net increase (decrease)	27,560	11,150	$ 263,148	$ 96,638
Fidelity Floating Rate High Income Fund
Shares sold	211,892	185,964	$ 2,019,775	$ 1,569,071
Reinvestment of distributions	9,543	6,026	90,556	51,119
Shares redeemed	(109,667)	(100,407)	(1,040,316)	(857,029)
Net increase (decrease)	111,768	91,583	$ 1,070,015	$ 763,161
Institutional Class
Shares sold	93,750	53,110	$ 894,344	$ 449,402
Reinvestment of distributions	1,549	653	14,718	5,644
Shares redeemed	(29,322)	(20,585)	(278,000)	(181,516)
Net increase (decrease)	65,977	33,178	$ 631,062	$ 273,530

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians, and agent banks; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $130,978,598 of distributions paid during the period January 1, 2010 to October 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective February 1, 2007) to the fund's management contract that lowered the individual fund fee rate from 55 basis points to 45 basis points. The Board considered that the chart reflects the fund's lower management fee in 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FHI-UANN-1210
1.784743.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
High Income Advantage
Fund - Class A, Class T, Class B and Class C

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	17.18%	6.73%	7.93%
Class T (incl. 4.00% sales charge)	17.21%	6.74%	7.90%
Class B (incl. contingent deferred sales charge) A	16.20%	6.56%	7.81%
Class C (incl. contingent deferred sales charge)B	20.20%	6.80%	7.53%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM High Income Advantage Fund - Class A on October 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted strong gains during the 12 months ending October 31, 2010, with The BofA Merrill Lynch US High Yield Constrained IndexSM returning 19.08%. By comparison, the S&P 500® Index, a proxy for U.S. equity market performance, returned 16.52% and the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of investment-grade bonds, gained 8.01%. The backdrop remained positive for high yield, with U.S. economic expansion on an upward trajectory, improved credit conditions, exceptionally low interest rates and better-than-expected corporate financial results. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at lower prevailing rates that were still high enough to attract yield-hungry investors seeking alternatives to the anemic returns of higher-quality government bonds and money market instruments. The secondary market for high-yield bonds was active, paralleling a steady stream of new high-yield issuance that was generally well-received by market participants encouraged by an increasing number of credit upgrades. Fewer companies entered the distressed-securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. At times, equity market volatility hurt high-yield bonds, but these setbacks were temporary.

Comments from Harley Lank, who became sole Portfolio Manager of Fidelity AdvisorSM High Income Advantage Fund on August 31, 2010, after serving as Co-Manager since September 2009: For the year, the fund's Class A, Class T, Class B and Class C shares returned 22.06%, 22.09%, 21.20% and 21.20%, respectively (excluding sales charges), outperforming the BofA Merrill Lynch index. Strong security selection within technology, chemicals, energy, food/beverage/tobacco, building materials and telecommunications helped fuel the fund's outperformance. The fund's high-yield bonds outperformed the index, and its out-of-benchmark investments in convertible preferred stocks, convertible bonds, non-convertible preferred stocks and floating-rate bank loans also added to results. Contributors included energy company El Paso, building-products manufacturer Owens Corning, American Italian Pasta, Ally Financial, Freescale Semiconductor and aerospace firm Sequa. Owens Corning and American Italian Pasta were not held at period end. Conversely, the fund was held back by unfavorable security selection within consumer products, broadcasting and publishing/printing. The fund's out-of-benchmark common-stock positions slightly underperformed the index, as did its small stake in deferred-pay corporate bonds. The fund's modest cash position also dampened results within a strong market. Detractors included international power producer AES, hospital operator Tenet Healthcare, Bank of America, mattress manufacturer Sealy and Canadian oil sands company OPTI Canada.

Comments from Harley Lank, who became sole Portfolio Manager of Fidelity AdvisorSM High Income Advantage Fund on August 31, 2010, after serving as Co-Manager since September 2009: For the year, the fund's Institutional Class shares returned 22.33%, outperforming the BofA index. Strong security selection within technology, chemicals, energy, food/beverage/tobacco, building materials and telecommunications helped fuel the fund's outperformance. The fund's high-yield bonds outperformed the index, and its out-of-benchmark investments in convertible preferred stocks, convertible bonds, non-convertible preferred stocks and floating-rate bank loans also added to results. Contributors included energy company El Paso, building-products manufacturer Owens Corning, American Italian Pasta, Ally Financial, Freescale Semiconductor and aerospace firm Sequa. Owens Corning and American Italian Pasta were not held at period end. Conversely, the fund was held back by unfavorable security selection within consumer products, broadcasting and publishing/printing. The fund's out-of-benchmark common-stock positions slightly underperformed the index, as did its small stake in deferred-pay corporate bonds. The fund's modest cash position also dampened results within a strong market. Detractors included international power producer AES, hospital operator Tenet Healthcare, Bank of America, mattress manufacturer Sealy and Canadian oil sands company OPTI Canada.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.03%
Actual		$ 1,000.00	$ 1,044.20	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Class T	1.01%
Actual		$ 1,000.00	$ 1,045.10	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Class B	1.73%
Actual		$ 1,000.00	$ 1,041.90	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.76%
Actual		$ 1,000.00	$ 1,041.50	$ 9.06
HypotheticalA		$ 1,000.00	$ 1,016.33	$ 8.94
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,046.80	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Delta Air Lines, Inc.	3.3	2.9
International Lease Finance Corp.	2.8	1.0
CIT Group, Inc.	2.5	1.6
Univision Communications, Inc.	2.5	2.4
Freescale Semiconductor, Inc.	2.4	2.9
	13.5
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.0	11.9
Technology	8.7	8.7
Energy	7.8	7.3
Banks and Thrifts	6.7	6.8
Electric Utilities	6.5	5.3
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.5%	AAA,AA,A 0.5%
BBB 0.7%	BBB 0.0%
BB 12.2%	BB 13.6%
B 33.8%	B 28.4%
CCC,CC,C 23.1%	CCC,CC,C 26.3%
D 0.0%	D 1.7%
Not Rated 5.6%	Not Rated 4.5%
Equities 19.6%	Equities 18.2%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010*		As of April 30, 2010**
	Nonconvertible Bonds 58.5%		Nonconvertible Bonds 57.1%
	Convertible Bonds, Preferred Stocks 7.4%		Convertible Bonds, Preferred Stocks 6.2%
	Common Stocks 13.4%		Common Stocks 13.0%
	Floating Rate Loans 16.2%		Floating Rate Loans 16.9%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	12.7%	** Foreign investments	10.3%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 59.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.2%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 5,593
Automotive - 0.4%
Accuride Corp. 7.5% 2/26/20 pay-in-kind	4,165	12,189
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	7,970	6,207
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	10,000	11,888
TOTAL CONVERTIBLE BONDS		35,877
Nonconvertible Bonds - 58.5%
Aerospace - 1.3%
Sequa Corp.:
11.75% 12/1/15 (h)	20,060	21,815
13.5% 12/1/15 pay-in-kind (h)	15,314	16,731
		38,546
Air Transportation - 2.0%
Air Canada:
9.25% 8/1/15 (h)	3,705	3,881
12% 2/1/16 (h)	4,690	4,878
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	2,935	2,924
CHC Helicopter SA 9.25% 10/15/20 (h)	7,905	8,320
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,454	1,454
3.4206% 6/2/13 (i)	6,954	6,467
7.339% 4/19/14	1,913	1,942
Continental Airlines, Inc. 9.25% 5/10/17	2,760	2,953
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	0
10% 8/15/08 (a)	29,000	0
12.25% 3/15/15 (h)	15,000	17,213
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	308	309
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	0
9.875% 3/15/07 (a)	6,255	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. 9.875% 8/1/13 (h)	$ 2,050	$ 2,255
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	4,759	5,520
		58,116
Auto Parts Distribution - 0.5%
Exide Technologies 10.5% 3/15/13	15,000	15,300
Automotive - 0.9%
Accuride Corp. 9.5% 8/1/18 (h)	530	576
ArvinMeritor, Inc. 10.625% 3/15/18	1,920	2,170
General Motors Acceptance Corp. 8% 11/1/31	4,105	4,472
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	8,945	9,549
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,750	1,873
7.25% 3/15/17 (h)	7,770	8,275
		26,915
Banks and Thrifts - 3.7%
CIT Group, Inc.:
7% 5/1/15	23,325	23,325
7% 5/1/16	14,395	14,359
7% 5/1/17	35,585	35,407
GMAC LLC:
8% 12/31/18	25,210	26,029
8% 11/1/31	8,158	8,892
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	88
		108,100
Broadcasting - 1.3%
Clear Channel Communications, Inc.:
4.4% 5/15/11	5,325	5,232
5% 3/15/12	10,000	9,613
11% 8/1/16 pay-in-kind (i)	16,174	12,090
Gray Television, Inc. 10.5% 6/29/15	1,855	1,925
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	6,523
Univision Communications, Inc. 7.875% 11/1/20 (h)	2,785	2,910
		38,293
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 0.1%
Associated Materials LLC 9.125% 11/1/17 (h)	$ 1,485	$ 1,559
Nortek, Inc. 11% 12/1/13	899	957
		2,516
Cable TV - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (h)	2,665	2,825
8.125% 4/30/20 (h)	6,360	6,869
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,880	15,424
		25,118
Chemicals - 1.5%
Ferro Corp. 7.875% 8/15/18	1,060	1,121
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (h)	1,125	1,170
Huntsman International LLC:
5.5% 6/30/16	7,410	7,262
8.625% 3/15/21 (h)	7,740	8,456
Momentive Performance Materials, Inc. 9% 1/15/21 (h)	2,280	2,371
NOVA Chemicals Corp.:
8.375% 11/1/16	5,000	5,475
8.625% 11/1/19	5,000	5,550
OMNOVA Solutions, Inc. 7.875% 11/1/18 (h)	840	858
Solutia, Inc. 8.75% 11/1/17	1,205	1,344
TPC Group LLC 8.25% 10/1/17 (h)	1,675	1,763
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	9,551
		44,921
Consumer Products - 0.5%
Reddy Ice Corp. 11.25% 3/15/15	10,235	10,644
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	2,185	2,256
9% 4/15/19 (h)	2,500	2,588
		15,488
Containers - 0.7%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	910	962
9.125% 10/15/20 (h)	3,210	3,403
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Berry Plastics Corp.:
5.0391% 2/15/15 (i)	$ 7,560	$ 7,258
8.875% 9/15/14	10,000	10,050
		21,673
Diversified Financial Services - 4.7%
Ineos Finance PLC 9% 5/15/15 (h)	2,470	2,612
International Lease Finance Corp.:
5.25% 1/10/13	5,765	5,815
5.625% 9/20/13	4,155	4,181
5.65% 6/1/14	495	495
5.875% 5/1/13	5,810	5,919
6.375% 3/25/13	3,400	3,502
6.625% 11/15/13	14,650	15,090
6.75% 9/1/16 (h)	4,640	5,058
7.125% 9/1/18 (h)	14,520	15,972
8.625% 9/15/15 (h)	12,670	14,222
8.75% 3/15/17 (h)	10,385	11,813
8.875% 9/1/17	1,855	2,115
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)	1,985	2,005
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)	5,525	5,877
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	3,330	3,326
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (h)	2,115	2,258
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	7,000	7,455
SLM Corp.:
5.625% 8/1/33	530	408
8% 3/25/20	7,765	7,765
8.45% 6/15/18	14,135	14,808
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)	7,155	8,219
		138,915
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17	1,425	1,539
Series B 9.25% 12/15/17	5,700	6,227
Entravision Communication Corp. 8.75% 8/1/17 (h)	3,055	3,238
Lamar Media Corp. 7.875% 4/15/18	2,550	2,735
Liberty Media Corp.:
8.25% 2/1/30	660	661
8.5% 7/15/29	745	746
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	$ 25,235	$ 25,740
7.75% 10/15/18 (h)	6,190	6,422
11.5% 5/1/16	5,000	5,725
11.625% 2/1/14	3,185	3,647
		56,680
Electric Utilities - 3.6%
AES Corp. 9.75% 4/15/16	3,630	4,220
Calpine Corp.:
7.5% 2/15/21 (h)	15,000	15,300
8.5% 7/15/49 (d)(h)	16,320	0
8.75% 7/15/13 (d)(h)	5,865	0
Energy Future Holdings Corp.:
10% 1/15/20 (h)	12,540	13,073
10.875% 11/1/17	1,511	1,111
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	11,195	11,671
GenOn Escrow Corp.:
9.5% 10/15/18 (h)	4,380	4,254
9.875% 10/15/20 (h)	4,380	4,249
Intergen NV 9% 6/30/17 (h)	32,660	35,273
Mirant Americas Generation LLC 8.5% 10/1/21	10,915	10,697
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	6,440	7,140
		106,988
Energy - 5.3%
Anadarko Petroleum Corp.:
6.95% 6/15/19	3,805	4,308
8.7% 3/15/19	7,605	9,415
ATP Oil & Gas Corp. 11.875% 5/1/15 (h)	17,775	16,353
Edgen Murray Corp. 12.25% 1/15/15	13,595	11,080
El Paso Energy Corp. 7.75% 1/15/32	1,970	2,111
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	8,380	8,212
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	14,330	14,832
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	5,430	4,208
LINN Energy LLC 8.625% 4/15/20 (h)	8,750	9,450
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	20,468
8.25% 12/15/14	11,005	8,254
Petroleum Development Corp. 12% 2/15/18	7,940	8,893
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Pride International, Inc. 6.875% 8/15/20	$ 2,590	$ 2,933
Quicksilver Resources, Inc. 11.75% 1/1/16	9,900	11,311
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,920	5,141
Venoco, Inc. 11.5% 10/1/17	7,100	7,562
Western Refining, Inc. 11.25% 6/15/17 (h)	10,000	10,200
		154,731
Entertainment/Film - 0.3%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
MCE Finance Ltd. 10.25% 5/15/18 (h)	8,625	9,746
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	1,725	1,906
Food and Drug Retail - 1.4%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	22,348	21,342
9.5% 6/15/17	17,625	14,893
Tops Markets LLC 10.125% 10/15/15 (h)	4,935	5,330
		41,565
Gaming - 2.3%
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,000	8,810
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	22,977
6.75% 4/1/13	5,715	5,544
6.875% 4/1/16	1,155	999
7.5% 6/1/16	11,920	10,579
7.625% 1/15/17	5,885	5,208
9% 3/15/20 (h)	3,180	3,490
11.125% 11/15/17	4,595	5,284
MGM Resorts International 10% 11/1/16 (h)	5,955	5,866
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1
7.75% 8/15/16 (d)	6,150	1
		68,759
Healthcare - 3.3%
American Renal Holdings, Inc. 8.375% 5/15/18 (h)	1,740	1,844
Apria Healthcare Group, Inc. 11.25% 11/1/14	10,000	11,050
DaVita, Inc.:
6.375% 11/1/18	3,435	3,512
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
DaVita, Inc.: - continued
6.625% 11/1/20	$ 2,970	$ 3,044
DJO Finance LLC/DJO Finance Corp. 9.75% 10/15/17 (h)	830	865
HCA, Inc.:
6.375% 1/15/15	4,730	4,878
9.875% 2/15/17	1,475	1,656
Multiplan, Inc. 9.875% 9/1/18 (h)	6,485	6,988
Rotech Healthcare, Inc. 10.75% 10/15/15 (h)	1,715	1,749
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)	1,275	1,320
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	13,377
8.875% 7/1/19	12,000	13,500
UHS Escrow Corp. 7% 10/1/18 (h)	790	826
Valeant Pharmaceuticals International:
6.75% 10/1/17 (h)	2,510	2,623
7% 10/1/20 (h)	3,345	3,529
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (i)	25,688	27,229
		97,990
Homebuilding/Real Estate - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (h)	1,710	1,727
DuPont Fabros Technology LP 8.5% 12/15/17	3,735	4,034
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	5,537
		11,298
Insurance - 0.8%
American International Group, Inc.:
5.45% 5/18/17	7,765	8,066
8.25% 8/15/18	6,220	7,425
UnumProvident Corp.:
6.75% 12/15/28	4,814	4,647
7.19% 2/1/28	1,145	1,063
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,554
		22,755
Metals/Mining - 0.8%
Arch Coal, Inc. 7.25% 10/1/20	1,365	1,488
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	5,055	7,456
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (h)	$ 6,980	$ 7,155
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	7,350	8,314
		24,413
Paper - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (h)	7,680	8,218
Clearwater Paper Corp. 7.125% 11/1/18 (h)	935	977
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (i)	1,810	1,638
		10,833
Publishing/Printing - 0.9%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,853
Cenveo Corp. 7.875% 12/1/13	11,570	11,310
The Reader's Digest Association, Inc. 9.5% 2/15/17 (h)(i)	12,370	12,370
		26,533
Restaurants - 0.6%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (h)	6,160	6,637
DineEquity, Inc. 9.5% 10/30/18 (h)	3,960	4,212
Landry's Restaurants, Inc. 11.625% 12/1/15	1,415	1,514
Roadhouse Financing, Inc. 10.75% 10/15/17 (h)	4,045	4,369
		16,732
Services - 1.3%
Aircastle Ltd. 9.75% 8/1/18	1,500	1,635
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	9,945	10,218
Brickman Group Holdings, Inc. 9.125% 11/1/18 (h)	1,545	1,591
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	8,155	7,462
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(i)	10,000	10,700
United Rentals North America, Inc. 8.375% 9/15/20	5,335	5,428
		37,034
Shipping - 1.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)	2,515	2,622
CEVA Group PLC 11.5% 4/1/18 (h)	9,915	10,634
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)	2,680	2,854
9.5% 12/15/14	2,065	2,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
syncreon Global Ltd./syncreon Global Finance, Inc. 9.5% 5/1/18 (h)	$ 8,555	$ 8,769
Western Express, Inc. 12.5% 4/15/15 (h)	2,790	2,675
		29,696
Specialty Retailing - 1.0%
General Nutrition Centers, Inc. 5.75% 3/15/14 pay-in-kind (i)	14,050	13,927
Sears Holdings Corp. 6.625% 10/15/18 (h)	8,345	8,293
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	5,000	5,688
		27,908
Super Retail - 0.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	980
Intcomex, Inc. 13.25% 12/15/14 (h)	4,655	4,888
Michaels Stores, Inc. 7.75% 11/1/18 (h)	3,190	3,162
NBC Acquisition Corp. 11% 3/15/13	11,890	9,096
Sonic Automotive, Inc. 9% 3/15/18	1,795	1,867
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)	6,365	6,842
		26,835
Technology - 4.5%
Avaya, Inc.:
9.75% 11/1/15	3,675	3,703
10.125% 11/1/15 pay-in-kind (i)	15,889	16,009
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (i)	7,740	7,508
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (h)	7,355	7,870
10.125% 12/15/16	8,920	8,697
10.125% 3/15/18 (h)	23,720	26,151
Lucent Technologies, Inc.:
6.45% 3/15/29	9,115	7,611
6.5% 1/15/28	1,980	1,648
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (h)	2,135	2,284
NXP BV/NXP Funding LLC:
7.875% 10/15/14	2,971	3,075
9.75% 8/1/18 (h)	2,755	3,003
10% 7/15/13 (h)	9,174	10,091
Spansion LLC 11.25% 1/15/16 (d)(h)	15,415	16,790
SS&C Technologies, Inc. 11.75% 12/1/13	5,274	5,472
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 9.125% 8/15/13	$ 8,290	$ 8,466
Viasystems, Inc. 12% 1/15/15 (h)	4,125	4,615
		132,993
Telecommunications - 9.5%
Citizens Communications Co. 7.875% 1/15/27	6,970	7,179
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	15,685	17,410
Clearwire Escrow Corp. 12% 12/1/15 (h)	11,115	12,338
Digicel Group Ltd.:
8.875% 1/15/15 (h)	25,570	25,954
10.5% 4/15/18 (h)	2,215	2,431
Intelsat Bermuda Ltd.:
11.25% 2/4/17	18,505	19,800
12% 2/4/17 pay-in-kind (i)	21,184	22,627
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	32,020
Muzak LLC 15% 7/31/14 pay-in-kind	4,080	2,989
Nextel Communications, Inc. 7.375% 8/1/15	21,405	21,485
Sprint Capital Corp.:
6.875% 11/15/28	33,655	31,720
6.9% 5/1/19	27,155	27,766
Sprint Nextel Corp. 6% 12/1/16	44,055	44,055
Wind Acquisition Finance SA 11.75% 7/15/17 (h)	10,000	11,350
		279,124
Textiles & Apparel - 0.1%
Levi Strauss & Co. 7.625% 5/15/20	2,020	2,121
TOTAL NONCONVERTIBLE BONDS		1,720,541
TOTAL CORPORATE BONDS (Cost $1,594,084)		1,756,418
Common Stocks - 13.4%
	Shares
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)	1,090,152	15,142
Automotive - 1.9%
Accuride Corp. (a)	2,809,927	3,484
Dana Holding Corp. (a)	1,000,000	14,150
Exide Technologies (a)	2,500,000	14,725
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
Penske Automotive Group, Inc. (a)	150,000	$ 2,018
TRW Automotive Holdings Corp. (a)	474,800	21,694
		56,071
Banks and Thrifts - 1.3%
Bank of America Corp.	1,164,334	13,320
Huntington Bancshares, Inc.	2,147,544	12,177
KeyCorp	1,506,990	12,342
Washington Mutual, Inc. (a)	505,500	84
		37,923
Broadcasting - 0.0%
Gray Television, Inc. (a)(f)	494,070	963
Building Materials - 0.0%
Nortek, Inc. (a)	895	37
Chemicals - 1.8%
Georgia Gulf Corp. (a)(g)	1,945,619	39,360
LyondellBasell Industries NV:
Class A (a)	317,664	8,532
Class B (a)	199,415	5,362
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights 11/10/10 (a)	132,463	0
		53,254
Consumer Products - 0.5%
Sealy Corp., Inc. (a)(f)(g)	6,000,000	15,780
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	3,327
Electric Utilities - 0.9%
AES Corp. (a)	2,302,509	27,492
Energy - 0.0%
OPTI Canada, Inc. (a)	1,500,000	1,030
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Healthcare - 0.9%
Kinetic Concepts, Inc. (a)	100,000	3,803
Service Corp. International	500,000	4,140
Tenet Healthcare Corp. (a)	4,057,534	17,691
		25,634
Leisure - 0.5%
Cedar Fair LP (depository unit)	1,000,000	13,970
Metals/Mining - 0.4%
Cloud Peak Energy, Inc. (f)	622,900	10,820
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.6%
Cenveo, Inc. (a)	1,235,258	$ 6,794
HMH Holdings, Inc. (a)(j)	721,561	4,149
HMH Holdings, Inc. warrants 3/9/17 (a)	182,417	91
RDA Holding Co. (a)	301,596	6,258
RDA Holding Co. warrants 2/19/14 (a)(j)	44,417	0
		17,292
Services - 0.4%
Rural/Metro Corp. (a)	1,183,122	10,199
Shipping - 0.4%
Teekay Corp.	400,000	12,720
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0
Super Retail - 0.3%
Macy's, Inc.	400,000	9,456
Technology - 2.5%
Acxiom Corp. (a)	593,446	10,415
Amkor Technology, Inc. (a)(f)	1,148,900	8,284
Cisco Systems, Inc. (a)	500,000	11,415
Flextronics International Ltd. (a)	3,376,500	24,176
Hewlett-Packard Co.	250,000	10,515
Spansion, Inc. Class A (a)	410,348	7,177
Viasystems Group, Inc. (a)	85,887	1,353
		73,335
Telecommunications - 0.4%
ICO Global Communications Holdings Ltd. Class A (a)	52,772	77
Level 3 Communications, Inc. (a)(f)	3,000,000	2,903
One Communications (a)	925,628	694
PAETEC Holding Corp. (a)	1,794,129	7,571
		11,245
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	332
Pillowtex Corp.	490,256	0
		332
TOTAL COMMON STOCKS (Cost $469,161)		396,022
Preferred Stocks - 6.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 4.7%
Banks and Thrifts - 1.7%
Bank of America Corp. Series L, 7.25%	11,455	$ 10,848
Wells Fargo & Co. 7.50%	39,909	39,749
		50,597
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	93,300	11,526
Electric Utilities - 0.1%
PPL Corp. 9.50%	62,500	3,515
Energy - 1.9%
Apache Corp. 6.00%	57,500	3,347
El Paso Corp. 4.99% (h)	44,500	52,381
		55,728
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	4,007
Metals/Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00% (a)	233,400	12,604
TOTAL CONVERTIBLE PREFERRED STOCKS		137,977
Nonconvertible Preferred Stocks - 1.5%
Consumer Products - 0.9%
Revlon, Inc. Series A 12.75%	4,464,520	25,537
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (h)	20,860	18,409
Diversified Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	249,591	202
TOTAL NONCONVERTIBLE PREFERRED STOCKS		44,148
TOTAL PREFERRED STOCKS (Cost $220,524)		182,125
Floating Rate Loans - 16.2%
	Principal Amount (000s)
Aerospace - 0.5%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.26% 5/11/15 pay-in-kind (i)	$ 130	130
Sequa Corp. term loan 3.5406% 12/3/14 (i)	14,580	13,833
		13,963
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - 2.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2842% 4/30/12 (i)	$ 42,290	$ 41,761
Tranche 2LN, term loan 3.5391% 4/30/14 (i)	23,373	22,672
US Airways Group, Inc. term loan 2.7884% 3/23/14 (i)	9,863	8,877
		73,310
Broadcasting - 2.4%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (i)	73,291	69,615
Cable TV - 0.8%
CCO Holdings, LLC Tranche 3LN, term loan 2.7553% 9/6/14 (i)	23,745	22,439
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (i)	12,145	12,084
Chemicals - 0.3%
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0394% 11/18/14 (i)	3,630	3,449
Tronox, Inc. Tranche B, term loan 7% 12/31/10 (i)	5,770	5,792
		9,241
Diversified Financial Services - 0.0%
Fifth Third Processing Solutions Tranche 2LN, term loan 8.25% 10/29/17 (i)	175	173
Electric Utilities - 1.9%
Ashmore Energy International term loan 3.2894% 3/30/14 (i)	9,306	8,992
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5394% 12/15/14 (i)	1,005	920
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (i)	6,660	5,178
Tranche B2, term loan 3.9226% 10/10/14 (i)	16,199	12,615
Tranche B3, term loan 3.7563% 10/10/14 (i)	36,686	28,570
		56,275
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (i)	703	664
Food and Drug Retail - 0.6%
BI-LO LLC term loan 9.5% 5/12/15 (i)	15,693	15,928
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.7%
Harrah's Entertainment, Inc.:
Tranche B3, term loan 3.2884% 1/28/15 (i)	$ 16,885	$ 14,859
Tranche B4, term loan 9.5% 10/31/16 (i)	4,963	5,161
		20,020
Homebuilding/Real Estate - 1.0%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (i)	1,807	1,653
Tranche B, term loan 3.2569% 10/10/13 (i)	13,254	12,127
Tranche DD, term loan 3.263% 10/10/13 (i)	18,147	16,514
		30,294
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 7.05% 11/8/14 (d)(i)	8,620	0
Publishing/Printing - 0.2%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7563% 6/12/14 (i)	6,950	6,498
Restaurants - 1.4%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (i)	3,365	3,390
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (i)	3,351	3,154
term loan 2.625% 6/14/14 (i)	36,288	34,156
		40,700
Shipping - 0.1%
CEVA Group PLC:
term loan 3.2553% 11/4/13 (i)	3,566	3,272
Credit-Linked Deposit 3.2894% 11/4/13 (i)	434	398
		3,670
Specialty Retailing - 0.6%
Eddie Bauer Holdings, Inc. term loan 8.25% 4/1/14 (d)(i)	678	81
Michaels Stores, Inc. Tranche B1, term loan 2.6343% 10/31/13 (i)	19,232	18,583
		18,664
Technology - 1.7%
First Data Corp. Tranche B1, term loan 3.0062% 9/24/14 (i)	8,435	7,592
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (i)	29,191	27,586
Kronos, Inc. Tranche 2LN, term loan 6.04% 6/11/15 (i)	5,000	4,750
Spansion, Inc. term loan 7.5% 2/9/15 (i)	10,721	10,855
		50,783
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.1%
Asurion Corp.:
Tranche 2LN, term loan 6.7563% 7/3/15 (i)	$ 17,255	$ 16,090
Tranche B 2LN, term loan 6.75% 3/31/15 (i)	12,580	12,360
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	3,050	3,033
		31,483
TOTAL FLOATING RATE LOANS (Cost $468,944)		475,804
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	171,068,739	171,069
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	3,172,025	3,172
TOTAL MONEY MARKET FUNDS (Cost $174,241)		174,241
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,926,954)		2,984,610
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(42,563)
NET ASSETS - 100%		$ 2,942,047
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $750,390,000 or 25.5% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,481,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 11,711
RDA Holding Co. warrants 2/19/14	2/27/07 - 7/13/09	$ 11,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 200
Fidelity Securities Lending Cash Central Fund	14
Total	$ 214
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 27,959	$ -	$ -	$ -	$ 39,360
Sealy Corp., Inc.	-	20,773	-	-	15,780
Total	$ 27,959	$ 20,773	$ -	$ -	$ 55,140
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,928	$ 96,896	$ 10,407	$ 625
Consumer Staples	25,537	-	-	25,537
Energy	80,298	27,917	52,381	-
Financials	118,455	88,520	29,935	-
Health Care	35,700	31,693	4,007	-
Industrials	25,457	25,457	-	-
Information Technology	73,335	73,335	-	-
Materials	69,185	53,254	12,604	3,327
Telecommunication Services	11,245	10,551	-	694
Utilities	31,007	27,492	3,515	-
Corporate Bonds	1,756,418	-	1,739,540	16,878
Floating Rate Loans	475,804	-	475,723	81
Money Market Funds	174,241	174,241	-	-
Total Investments in Securities:	$ 2,984,610	$ 609,356	$ 2,328,112	$ 47,142
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 277
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6
Cost of Purchases	342
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 625
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 6
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 26,073
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(536)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,537
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (536)
Equities - Information Technology
Beginning Balance	$ 3,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(3,080)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -
Equities - Materials
Beginning Balance	$ 5,531
Total Realized Gain (Loss)	(4)
Total Unrealized Gain (Loss)	(2,200)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,327
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (2,204)
(Amounts in thousands)
Investments in Securities:
Equities - Telecommunication Services
Beginning Balance	$ 1,157
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(463)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 694
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (463)
Corporate Bonds
Beginning Balance	$ 5,434
Total Realized Gain (Loss)	(1,662)
Total Unrealized Gain (Loss)	8,891
Cost of Purchases	-
Proceeds of Sales	(9,562)
Amortization/Accretion	673
Transfers in to Level 3	13,104
Transfers out of Level 3	-
Ending Balance	$ 16,878
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 8,891
Floating Rate Loans
Beginning Balance	$ 113
Total Realized Gain (Loss)	333
Total Unrealized Gain (Loss)	(607)
Cost of Purchases	-
Proceeds of Sales	(2,026)
Amortization/Accretion	10
Transfers in to Level 3	2,258
Transfers out of Level 3	-
Ending Balance	$ 81
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (744)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.3%
Bermuda	3.7%
Netherlands	2.2%
Canada	1.9%
Luxembourg	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $643,389,000 of which $132,110,000 and $511,279,000 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $3,061) - See accompanying schedule: Unaffiliated issuers (cost $2,697,943)	$ 2,755,229
Fidelity Central Funds (cost $174,241)	174,241
Other affiliated issuers (cost $54,770)	55,140
Total Investments (cost $2,926,954)		$ 2,984,610
Cash		311
Receivable for investments sold		1,483
Receivable for fund shares sold		1,793
Dividends receivable		613
Interest receivable		41,084
Distributions receivable from Fidelity Central Funds		36
Other receivables		54
Total assets		3,029,984

Liabilities
Payable for investments purchased	$ 71,351
Payable for fund shares redeemed	8,698
Distributions payable	2,180
Accrued management fee	1,368
Distribution and service plan fees payable	474
Other affiliated payables	454
Other payables and accrued expenses	240
Collateral on securities loaned, at value	3,172
Total liabilities		87,937

Net Assets		$ 2,942,047
Net Assets consist of:
Paid in capital		$ 3,447,168
Undistributed net investment income		79,340
Accumulated undistributed net realized gain (loss) on investments		(642,004)
Net unrealized appreciation (depreciation) on investments		57,543
Net Assets		$ 2,942,047

See accompanying notes which are an integral part of the financial statements.
Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($722,096 ÷ 73,137 shares)	$ 9.87

Maximum offering price per share (100/96.00 of $9.87)	$ 10.28
Class T: Net Asset Value and redemption price per share ($645,348 ÷ 65,086 shares)	$ 9.92

Maximum offering price per share (100/96.00 of $9.92)	$ 10.33
Class B: Net Asset Value and offering price per share ($52,115 ÷ 5,308 shares)A	$ 9.82

Class C: Net Asset Value and offering price per share ($186,055 ÷ 18,871 shares)A	$ 9.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,336,433 ÷ 142,191 shares)	$ 9.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Dividends		$ 16,183
Interest		218,421
Income from Fidelity Central Funds		214
Total income		234,818

Expenses
Management fee	$ 16,513
Transfer agent fees	4,823
Distribution and service plan fees	5,767
Accounting and security lending fees	935
Custodian fees and expenses	45
Independent trustees' compensation	17
Registration fees	123
Audit	76
Legal	103
Interest	1
Miscellaneous	45
Total expenses before reductions	28,448
Expense reductions	(26)	28,422
Net investment income		206,396
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		145,919
Change in net unrealized appreciation (depreciation) on investment securities		222,342
Net gain (loss)		368,261
Net increase (decrease) in net assets resulting from operations		$ 574,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 206,396	$ 209,377
Net realized gain (loss)	145,919	(534,808)
Change in net unrealized appreciation (depreciation)	222,342	1,213,835
Net increase (decrease) in net assets resulting from operations	574,657	888,404
Distributions to shareholders from net investment income	(180,062)	(172,447)
Distributions to shareholders from net realized gain	(6,733)	-
Total distributions	(186,795)	(172,447)
Share transactions - net increase (decrease)	(322,762)	(283,715)
Redemption fees	1,721	1,894
Total increase (decrease) in net assets	66,821	434,136

Net Assets
Beginning of period	2,875,226	2,441,090
End of period (including undistributed net investment income of $79,340 and undistributed net investment income of $59,842, respectively)	$ 2,942,047	$ 2,875,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Income from Investment Operations
Net investment income C	.650	.587	.712	.677	.673
Net realized and unrealized gain (loss)	1.185	2.033	(4.326)	.629	.500
Total from investment operations	1.835	2.620	(3.614)	1.306	1.173
Distributions from net investment income	(.550)	(.465)	(.650)	(.708)	(.644)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.570)	(.465)	(.650)	(.708)	(.674)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10
Total Return A, B	22.06%	43.51%	(35.41)%	13.22%	12.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of fee waivers, if any	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of all reductions	1.03%	1.07%	1.07%	1.02%	.98%
Net investment income	7.03%	8.68%	7.64%	6.36%	6.83%
Supplemental Data
Net assets, end of period (in millions)	$ 722	$ 703	$ 519	$ 823	$ 583
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Income from Investment Operations
Net investment income C	.653	.586	.722	.680	.670
Net realized and unrealized gain (loss)	1.193	2.046	(4.344)	.626	.507
Total from investment operations	1.846	2.632	(3.622)	1.306	1.177
Distributions from net investment income	(.551)	(.467)	(.652)	(.708)	(.638)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.571)	(.467)	(.652)	(.708)	(.668)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14
Total Return A, B	22.09%	43.50%	(35.36)%	13.16%	12.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of fee waivers, if any	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of all reductions	1.02%	1.05%	1.04%	1.02%	1.04%
Net investment income	7.04%	8.70%	7.67%	6.36%	6.77%
Supplemental Data
Net assets, end of period (in millions)	$ 645	$ 678	$ 542	$ 1,138	$ 1,083
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Income from Investment Operations
Net investment income C	.581	.532	.652	.599	.597
Net realized and unrealized gain (loss)	1.180	2.033	(4.309)	.621	.501
Total from investment operations	1.761	2.565	(3.657)	1.220	1.098
Distributions from net investment income	(.486)	(.420)	(.587)	(.632)	(.569)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.506)	(.420)	(.587)	(.632)	(.599)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06
Total Return A, B	21.20%	42.62%	(35.83)%	12.36%	11.82%
Ratios to Average Net Assets D, F
Expenses before reductions	1.74%	1.76%	1.77%	1.74%	1.74%
Expenses net of fee waivers, if any	1.74%	1.75%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.74%	1.75%	1.75%	1.74%	1.74%
Net investment income	6.32%	8.00%	6.96%	5.64%	6.06%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 65	$ 59	$ 141	$ 202
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Income from Investment Operations
Net investment income C	.581	.536	.645	.595	.592
Net realized and unrealized gain (loss)	1.186	2.025	(4.318)	.629	.500
Total from investment operations	1.767	2.561	(3.673)	1.224	1.092
Distributions from net investment income	(.482)	(.416)	(.581)	(.626)	(.563)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.502)	(.416)	(.581)	(.626)	(.593)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09
Total Return A, B	21.20%	42.32%	(35.83)%	12.37%	11.72%
Ratios to Average Net Assets D, F
Expenses before reductions	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of fee waivers, if any	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of all reductions	1.77%	1.81%	1.81%	1.79%	1.80%
Net investment income	6.29%	7.94%	6.90%	5.59%	6.01%
Supplemental Data
Net assets, end of period (in millions)	$ 186	$ 185	$ 131	$ 237	$ 198
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Income from Investment Operations
Net investment income B	.642	.570	.701	.673	.665
Net realized and unrealized gain (loss)	1.128	1.949	(4.140)	.607	.485
Total from investment operations	1.770	2.519	(3.439)	1.280	1.150
Distributions from net investment income	(.575)	(.484)	(.675)	(.732)	(.661)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.595)	(.484)	(.675)	(.732)	(.691)
Redemption fees added to paid in capital B	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74
Total Return A	22.33%	43.81%	(35.17)%	13.46%	12.83%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.81%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.78%	.81%	.80%	.80%	.81%
Expenses net of all reductions	.78%	.81%	.80%	.80%	.81%
Net investment income	7.28%	8.94%	7.91%	6.58%	6.99%
Supplemental Data
Net assets, end of period (in millions)	$ 1,336	$ 1,245	$ 1,190	$ 1,202	$ 610
Portfolio turnover rate D	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 328,548
Gross unrealized depreciation	(234,567)
Net unrealized appreciation (depreciation)	$ 93,981

Tax Cost	$ 2,890,629

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 44,453
Capital loss carryforward	$ (643,389)
Net unrealized appreciation (depreciation)	$ 93,868

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 186,795	$ 172,447

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,465,726 and $1,811,260, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,759	$ 4
Class T	-%	.25%	1,629	-
Class B	.65%	.25%	534	386
Class C	.75%	.25%	1,845	182
			$ 5,767	$ 572

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00 to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 100
Class T	12
Class B*	138
Class C*	16
$ 266

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,194.17
Class T	1,042.16
Class B	133.23
Class C	293.16
Institutional Class	2,161.16
	$ 4,823

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,599.45%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 42,194	$ 37,753
Class T	39,180	38,254
Class B	3,195	3,493
Class C	9,712	8,668
Institutional Class	85,781	84,279
Total	$ 180,062	$ 172,447
From net realized gain
Class A	$ 1,611	$ -
Class T	1,555	-
Class B	148	-
Class C	423	-
Institutional Class	2,996	-
Total	$ 6,733	$ -

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	27,181	25,660	$ 255,873	$ 167,190
Reinvestment of distributions	3,772	4,622	34,764	29,855
Shares redeemed	(39,539)	(29,164)	(364,969)	(193,280)
Net increase (decrease)	(8,586)	1,118	$ (74,332)	$ 3,765
Class T
Shares sold	10,014	32,583	$ 92,905	$ 196,369
Reinvestment of distributions	3,733	4,930	34,520	31,782
Shares redeemed	(27,138)	(42,870)	(250,148)	(264,008)
Net increase (decrease)	(13,391)	(5,357)	$ (122,723)	$ (35,857)
Class B
Shares sold	511	1,364	$ 4,680	$ 8,847
Reinvestment of distributions	251	350	2,296	2,210
Shares redeemed	(3,020)	(3,336)	(27,812)	(20,955)
Net increase (decrease)	(2,258)	(1,622)	$ (20,836)	$ (9,898)
Class C
Shares sold	3,113	6,688	$ 28,694	$ 43,622
Reinvestment of distributions	754	842	6,929	5,422
Shares redeemed	(6,495)	(6,369)	(59,691)	(41,104)
Net increase (decrease)	(2,628)	1,161	$ (24,068)	$ 7,940
Institutional Class
Shares sold	43,361	55,510	$ 382,987	$ 327,598
Reinvestment of distributions	8,486	10,109	74,645	62,349
Shares redeemed	(61,221)	(106,676)	(538,435)	(639,612)
Net increase (decrease)	(9,374)	(41,057)	$ (80,803)	$ (249,665)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $126,454,281 of distributions paid during the period January 1, 2010 to October 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor High Income Advantage Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor High Income Advantage Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, and Class C ranked below its competitive median for 2009 and the total expenses of Institutional Class ranked equal to its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HY-UANN-1210
1.784750.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
High Income Advantage
Fund - Institutional Class

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	22.33%	7.86%	8.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM High Income Advantage Fund - Institutional Class on October 31, 2000. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted strong gains during the 12 months ending October 31, 2010, with The BofA Merrill Lynch US High Yield Constrained IndexSM returning 19.08%. By comparison, the S&P 500® Index, a proxy for U.S. equity market performance, returned 16.52% and the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of investment-grade bonds, gained 8.01%. The backdrop remained positive for high yield, with U.S. economic expansion on an upward trajectory, improved credit conditions, exceptionally low interest rates and better-than-expected corporate financial results. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at lower prevailing rates that were still high enough to attract yield-hungry investors seeking alternatives to the anemic returns of higher-quality government bonds and money market instruments. The secondary market for high-yield bonds was active, paralleling a steady stream of new high-yield issuance that was generally well-received by market participants encouraged by an increasing number of credit upgrades. Fewer companies entered the distressed-securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. At times, equity market volatility hurt high-yield bonds, but these setbacks were temporary.

Comments from Harley Lank, who became sole Portfolio Manager of Fidelity AdvisorSM High Income Advantage Fund on August 31, 2010, after serving as Co-Manager since September 2009: For the year, the fund's Class A, Class T, Class B and Class C shares returned 22.06%, 22.09%, 21.20% and 21.20%, respectively (excluding sales charges), outperforming the BofA Merrill Lynch index. Strong security selection within technology, chemicals, energy, food/beverage/tobacco, building materials and telecommunications helped fuel the fund's outperformance. The fund's high-yield bonds outperformed the index, and its out-of-benchmark investments in convertible preferred stocks, convertible bonds, non-convertible preferred stocks and floating-rate bank loans also added to results. Contributors included energy company El Paso, building-products manufacturer Owens Corning, American Italian Pasta, Ally Financial, Freescale Semiconductor and aerospace firm Sequa. Owens Corning and American Italian Pasta were not held at period end. Conversely, the fund was held back by unfavorable security selection within consumer products, broadcasting and publishing/printing. The fund's out-of-benchmark common-stock positions slightly underperformed the index, as did its small stake in deferred-pay corporate bonds. The fund's modest cash position also dampened results within a strong market. Detractors included international power producer AES, hospital operator Tenet Healthcare, Bank of America, mattress manufacturer Sealy and Canadian oil sands company OPTI Canada.

Comments from Harley Lank, who became sole Portfolio Manager of Fidelity AdvisorSM High Income Advantage Fund on August 31, 2010, after serving as Co-Manager since September 2009: For the year, the fund's Institutional Class shares returned 22.33%, outperforming the BofA index. Strong security selection within technology, chemicals, energy, food/beverage/tobacco, building materials and telecommunications helped fuel the fund's outperformance. The fund's high-yield bonds outperformed the index, and its out-of-benchmark investments in convertible preferred stocks, convertible bonds, non-convertible preferred stocks and floating-rate bank loans also added to results. Contributors included energy company El Paso, building-products manufacturer Owens Corning, American Italian Pasta, Ally Financial, Freescale Semiconductor and aerospace firm Sequa. Owens Corning and American Italian Pasta were not held at period end. Conversely, the fund was held back by unfavorable security selection within consumer products, broadcasting and publishing/printing. The fund's out-of-benchmark common-stock positions slightly underperformed the index, as did its small stake in deferred-pay corporate bonds. The fund's modest cash position also dampened results within a strong market. Detractors included international power producer AES, hospital operator Tenet Healthcare, Bank of America, mattress manufacturer Sealy and Canadian oil sands company OPTI Canada.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.03%
Actual		$ 1,000.00	$ 1,044.20	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Class T	1.01%
Actual		$ 1,000.00	$ 1,045.10	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Class B	1.73%
Actual		$ 1,000.00	$ 1,041.90	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.76%
Actual		$ 1,000.00	$ 1,041.50	$ 9.06
HypotheticalA		$ 1,000.00	$ 1,016.33	$ 8.94
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,046.80	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Delta Air Lines, Inc.	3.3	2.9
International Lease Finance Corp.	2.8	1.0
CIT Group, Inc.	2.5	1.6
Univision Communications, Inc.	2.5	2.4
Freescale Semiconductor, Inc.	2.4	2.9
	13.5
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.0	11.9
Technology	8.7	8.7
Energy	7.8	7.3
Banks and Thrifts	6.7	6.8
Electric Utilities	6.5	5.3
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.5%	AAA,AA,A 0.5%
BBB 0.7%	BBB 0.0%
BB 12.2%	BB 13.6%
B 33.8%	B 28.4%
CCC,CC,C 23.1%	CCC,CC,C 26.3%
D 0.0%	D 1.7%
Not Rated 5.6%	Not Rated 4.5%
Equities 19.6%	Equities 18.2%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010*		As of April 30, 2010**
	Nonconvertible Bonds 58.5%		Nonconvertible Bonds 57.1%
	Convertible Bonds, Preferred Stocks 7.4%		Convertible Bonds, Preferred Stocks 6.2%
	Common Stocks 13.4%		Common Stocks 13.0%
	Floating Rate Loans 16.2%		Floating Rate Loans 16.9%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	12.7%	** Foreign investments	10.3%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 59.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.2%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 5,593
Automotive - 0.4%
Accuride Corp. 7.5% 2/26/20 pay-in-kind	4,165	12,189
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	7,970	6,207
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	10,000	11,888
TOTAL CONVERTIBLE BONDS		35,877
Nonconvertible Bonds - 58.5%
Aerospace - 1.3%
Sequa Corp.:
11.75% 12/1/15 (h)	20,060	21,815
13.5% 12/1/15 pay-in-kind (h)	15,314	16,731
		38,546
Air Transportation - 2.0%
Air Canada:
9.25% 8/1/15 (h)	3,705	3,881
12% 2/1/16 (h)	4,690	4,878
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	2,935	2,924
CHC Helicopter SA 9.25% 10/15/20 (h)	7,905	8,320
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,454	1,454
3.4206% 6/2/13 (i)	6,954	6,467
7.339% 4/19/14	1,913	1,942
Continental Airlines, Inc. 9.25% 5/10/17	2,760	2,953
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	0
10% 8/15/08 (a)	29,000	0
12.25% 3/15/15 (h)	15,000	17,213
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	308	309
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	0
9.875% 3/15/07 (a)	6,255	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. 9.875% 8/1/13 (h)	$ 2,050	$ 2,255
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	4,759	5,520
		58,116
Auto Parts Distribution - 0.5%
Exide Technologies 10.5% 3/15/13	15,000	15,300
Automotive - 0.9%
Accuride Corp. 9.5% 8/1/18 (h)	530	576
ArvinMeritor, Inc. 10.625% 3/15/18	1,920	2,170
General Motors Acceptance Corp. 8% 11/1/31	4,105	4,472
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	8,945	9,549
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,750	1,873
7.25% 3/15/17 (h)	7,770	8,275
		26,915
Banks and Thrifts - 3.7%
CIT Group, Inc.:
7% 5/1/15	23,325	23,325
7% 5/1/16	14,395	14,359
7% 5/1/17	35,585	35,407
GMAC LLC:
8% 12/31/18	25,210	26,029
8% 11/1/31	8,158	8,892
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	88
		108,100
Broadcasting - 1.3%
Clear Channel Communications, Inc.:
4.4% 5/15/11	5,325	5,232
5% 3/15/12	10,000	9,613
11% 8/1/16 pay-in-kind (i)	16,174	12,090
Gray Television, Inc. 10.5% 6/29/15	1,855	1,925
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	6,523
Univision Communications, Inc. 7.875% 11/1/20 (h)	2,785	2,910
		38,293
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 0.1%
Associated Materials LLC 9.125% 11/1/17 (h)	$ 1,485	$ 1,559
Nortek, Inc. 11% 12/1/13	899	957
		2,516
Cable TV - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (h)	2,665	2,825
8.125% 4/30/20 (h)	6,360	6,869
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,880	15,424
		25,118
Chemicals - 1.5%
Ferro Corp. 7.875% 8/15/18	1,060	1,121
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (h)	1,125	1,170
Huntsman International LLC:
5.5% 6/30/16	7,410	7,262
8.625% 3/15/21 (h)	7,740	8,456
Momentive Performance Materials, Inc. 9% 1/15/21 (h)	2,280	2,371
NOVA Chemicals Corp.:
8.375% 11/1/16	5,000	5,475
8.625% 11/1/19	5,000	5,550
OMNOVA Solutions, Inc. 7.875% 11/1/18 (h)	840	858
Solutia, Inc. 8.75% 11/1/17	1,205	1,344
TPC Group LLC 8.25% 10/1/17 (h)	1,675	1,763
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	9,551
		44,921
Consumer Products - 0.5%
Reddy Ice Corp. 11.25% 3/15/15	10,235	10,644
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	2,185	2,256
9% 4/15/19 (h)	2,500	2,588
		15,488
Containers - 0.7%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	910	962
9.125% 10/15/20 (h)	3,210	3,403
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Berry Plastics Corp.:
5.0391% 2/15/15 (i)	$ 7,560	$ 7,258
8.875% 9/15/14	10,000	10,050
		21,673
Diversified Financial Services - 4.7%
Ineos Finance PLC 9% 5/15/15 (h)	2,470	2,612
International Lease Finance Corp.:
5.25% 1/10/13	5,765	5,815
5.625% 9/20/13	4,155	4,181
5.65% 6/1/14	495	495
5.875% 5/1/13	5,810	5,919
6.375% 3/25/13	3,400	3,502
6.625% 11/15/13	14,650	15,090
6.75% 9/1/16 (h)	4,640	5,058
7.125% 9/1/18 (h)	14,520	15,972
8.625% 9/15/15 (h)	12,670	14,222
8.75% 3/15/17 (h)	10,385	11,813
8.875% 9/1/17	1,855	2,115
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)	1,985	2,005
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)	5,525	5,877
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	3,330	3,326
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (h)	2,115	2,258
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	7,000	7,455
SLM Corp.:
5.625% 8/1/33	530	408
8% 3/25/20	7,765	7,765
8.45% 6/15/18	14,135	14,808
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)	7,155	8,219
		138,915
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17	1,425	1,539
Series B 9.25% 12/15/17	5,700	6,227
Entravision Communication Corp. 8.75% 8/1/17 (h)	3,055	3,238
Lamar Media Corp. 7.875% 4/15/18	2,550	2,735
Liberty Media Corp.:
8.25% 2/1/30	660	661
8.5% 7/15/29	745	746
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	$ 25,235	$ 25,740
7.75% 10/15/18 (h)	6,190	6,422
11.5% 5/1/16	5,000	5,725
11.625% 2/1/14	3,185	3,647
		56,680
Electric Utilities - 3.6%
AES Corp. 9.75% 4/15/16	3,630	4,220
Calpine Corp.:
7.5% 2/15/21 (h)	15,000	15,300
8.5% 7/15/49 (d)(h)	16,320	0
8.75% 7/15/13 (d)(h)	5,865	0
Energy Future Holdings Corp.:
10% 1/15/20 (h)	12,540	13,073
10.875% 11/1/17	1,511	1,111
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	11,195	11,671
GenOn Escrow Corp.:
9.5% 10/15/18 (h)	4,380	4,254
9.875% 10/15/20 (h)	4,380	4,249
Intergen NV 9% 6/30/17 (h)	32,660	35,273
Mirant Americas Generation LLC 8.5% 10/1/21	10,915	10,697
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	6,440	7,140
		106,988
Energy - 5.3%
Anadarko Petroleum Corp.:
6.95% 6/15/19	3,805	4,308
8.7% 3/15/19	7,605	9,415
ATP Oil & Gas Corp. 11.875% 5/1/15 (h)	17,775	16,353
Edgen Murray Corp. 12.25% 1/15/15	13,595	11,080
El Paso Energy Corp. 7.75% 1/15/32	1,970	2,111
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	8,380	8,212
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	14,330	14,832
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	5,430	4,208
LINN Energy LLC 8.625% 4/15/20 (h)	8,750	9,450
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	20,468
8.25% 12/15/14	11,005	8,254
Petroleum Development Corp. 12% 2/15/18	7,940	8,893
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Pride International, Inc. 6.875% 8/15/20	$ 2,590	$ 2,933
Quicksilver Resources, Inc. 11.75% 1/1/16	9,900	11,311
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,920	5,141
Venoco, Inc. 11.5% 10/1/17	7,100	7,562
Western Refining, Inc. 11.25% 6/15/17 (h)	10,000	10,200
		154,731
Entertainment/Film - 0.3%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
MCE Finance Ltd. 10.25% 5/15/18 (h)	8,625	9,746
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	1,725	1,906
Food and Drug Retail - 1.4%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	22,348	21,342
9.5% 6/15/17	17,625	14,893
Tops Markets LLC 10.125% 10/15/15 (h)	4,935	5,330
		41,565
Gaming - 2.3%
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,000	8,810
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	22,977
6.75% 4/1/13	5,715	5,544
6.875% 4/1/16	1,155	999
7.5% 6/1/16	11,920	10,579
7.625% 1/15/17	5,885	5,208
9% 3/15/20 (h)	3,180	3,490
11.125% 11/15/17	4,595	5,284
MGM Resorts International 10% 11/1/16 (h)	5,955	5,866
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1
7.75% 8/15/16 (d)	6,150	1
		68,759
Healthcare - 3.3%
American Renal Holdings, Inc. 8.375% 5/15/18 (h)	1,740	1,844
Apria Healthcare Group, Inc. 11.25% 11/1/14	10,000	11,050
DaVita, Inc.:
6.375% 11/1/18	3,435	3,512
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
DaVita, Inc.: - continued
6.625% 11/1/20	$ 2,970	$ 3,044
DJO Finance LLC/DJO Finance Corp. 9.75% 10/15/17 (h)	830	865
HCA, Inc.:
6.375% 1/15/15	4,730	4,878
9.875% 2/15/17	1,475	1,656
Multiplan, Inc. 9.875% 9/1/18 (h)	6,485	6,988
Rotech Healthcare, Inc. 10.75% 10/15/15 (h)	1,715	1,749
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)	1,275	1,320
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	13,377
8.875% 7/1/19	12,000	13,500
UHS Escrow Corp. 7% 10/1/18 (h)	790	826
Valeant Pharmaceuticals International:
6.75% 10/1/17 (h)	2,510	2,623
7% 10/1/20 (h)	3,345	3,529
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (i)	25,688	27,229
		97,990
Homebuilding/Real Estate - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (h)	1,710	1,727
DuPont Fabros Technology LP 8.5% 12/15/17	3,735	4,034
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	5,537
		11,298
Insurance - 0.8%
American International Group, Inc.:
5.45% 5/18/17	7,765	8,066
8.25% 8/15/18	6,220	7,425
UnumProvident Corp.:
6.75% 12/15/28	4,814	4,647
7.19% 2/1/28	1,145	1,063
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,554
		22,755
Metals/Mining - 0.8%
Arch Coal, Inc. 7.25% 10/1/20	1,365	1,488
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	5,055	7,456
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (h)	$ 6,980	$ 7,155
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	7,350	8,314
		24,413
Paper - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (h)	7,680	8,218
Clearwater Paper Corp. 7.125% 11/1/18 (h)	935	977
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (i)	1,810	1,638
		10,833
Publishing/Printing - 0.9%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,853
Cenveo Corp. 7.875% 12/1/13	11,570	11,310
The Reader's Digest Association, Inc. 9.5% 2/15/17 (h)(i)	12,370	12,370
		26,533
Restaurants - 0.6%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (h)	6,160	6,637
DineEquity, Inc. 9.5% 10/30/18 (h)	3,960	4,212
Landry's Restaurants, Inc. 11.625% 12/1/15	1,415	1,514
Roadhouse Financing, Inc. 10.75% 10/15/17 (h)	4,045	4,369
		16,732
Services - 1.3%
Aircastle Ltd. 9.75% 8/1/18	1,500	1,635
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	9,945	10,218
Brickman Group Holdings, Inc. 9.125% 11/1/18 (h)	1,545	1,591
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	8,155	7,462
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(i)	10,000	10,700
United Rentals North America, Inc. 8.375% 9/15/20	5,335	5,428
		37,034
Shipping - 1.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)	2,515	2,622
CEVA Group PLC 11.5% 4/1/18 (h)	9,915	10,634
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)	2,680	2,854
9.5% 12/15/14	2,065	2,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
syncreon Global Ltd./syncreon Global Finance, Inc. 9.5% 5/1/18 (h)	$ 8,555	$ 8,769
Western Express, Inc. 12.5% 4/15/15 (h)	2,790	2,675
		29,696
Specialty Retailing - 1.0%
General Nutrition Centers, Inc. 5.75% 3/15/14 pay-in-kind (i)	14,050	13,927
Sears Holdings Corp. 6.625% 10/15/18 (h)	8,345	8,293
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	5,000	5,688
		27,908
Super Retail - 0.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	980
Intcomex, Inc. 13.25% 12/15/14 (h)	4,655	4,888
Michaels Stores, Inc. 7.75% 11/1/18 (h)	3,190	3,162
NBC Acquisition Corp. 11% 3/15/13	11,890	9,096
Sonic Automotive, Inc. 9% 3/15/18	1,795	1,867
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)	6,365	6,842
		26,835
Technology - 4.5%
Avaya, Inc.:
9.75% 11/1/15	3,675	3,703
10.125% 11/1/15 pay-in-kind (i)	15,889	16,009
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (i)	7,740	7,508
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (h)	7,355	7,870
10.125% 12/15/16	8,920	8,697
10.125% 3/15/18 (h)	23,720	26,151
Lucent Technologies, Inc.:
6.45% 3/15/29	9,115	7,611
6.5% 1/15/28	1,980	1,648
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (h)	2,135	2,284
NXP BV/NXP Funding LLC:
7.875% 10/15/14	2,971	3,075
9.75% 8/1/18 (h)	2,755	3,003
10% 7/15/13 (h)	9,174	10,091
Spansion LLC 11.25% 1/15/16 (d)(h)	15,415	16,790
SS&C Technologies, Inc. 11.75% 12/1/13	5,274	5,472
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 9.125% 8/15/13	$ 8,290	$ 8,466
Viasystems, Inc. 12% 1/15/15 (h)	4,125	4,615
		132,993
Telecommunications - 9.5%
Citizens Communications Co. 7.875% 1/15/27	6,970	7,179
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	15,685	17,410
Clearwire Escrow Corp. 12% 12/1/15 (h)	11,115	12,338
Digicel Group Ltd.:
8.875% 1/15/15 (h)	25,570	25,954
10.5% 4/15/18 (h)	2,215	2,431
Intelsat Bermuda Ltd.:
11.25% 2/4/17	18,505	19,800
12% 2/4/17 pay-in-kind (i)	21,184	22,627
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	32,020
Muzak LLC 15% 7/31/14 pay-in-kind	4,080	2,989
Nextel Communications, Inc. 7.375% 8/1/15	21,405	21,485
Sprint Capital Corp.:
6.875% 11/15/28	33,655	31,720
6.9% 5/1/19	27,155	27,766
Sprint Nextel Corp. 6% 12/1/16	44,055	44,055
Wind Acquisition Finance SA 11.75% 7/15/17 (h)	10,000	11,350
		279,124
Textiles & Apparel - 0.1%
Levi Strauss & Co. 7.625% 5/15/20	2,020	2,121
TOTAL NONCONVERTIBLE BONDS		1,720,541
TOTAL CORPORATE BONDS (Cost $1,594,084)		1,756,418
Common Stocks - 13.4%
	Shares
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)	1,090,152	15,142
Automotive - 1.9%
Accuride Corp. (a)	2,809,927	3,484
Dana Holding Corp. (a)	1,000,000	14,150
Exide Technologies (a)	2,500,000	14,725
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
Penske Automotive Group, Inc. (a)	150,000	$ 2,018
TRW Automotive Holdings Corp. (a)	474,800	21,694
		56,071
Banks and Thrifts - 1.3%
Bank of America Corp.	1,164,334	13,320
Huntington Bancshares, Inc.	2,147,544	12,177
KeyCorp	1,506,990	12,342
Washington Mutual, Inc. (a)	505,500	84
		37,923
Broadcasting - 0.0%
Gray Television, Inc. (a)(f)	494,070	963
Building Materials - 0.0%
Nortek, Inc. (a)	895	37
Chemicals - 1.8%
Georgia Gulf Corp. (a)(g)	1,945,619	39,360
LyondellBasell Industries NV:
Class A (a)	317,664	8,532
Class B (a)	199,415	5,362
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights 11/10/10 (a)	132,463	0
		53,254
Consumer Products - 0.5%
Sealy Corp., Inc. (a)(f)(g)	6,000,000	15,780
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	3,327
Electric Utilities - 0.9%
AES Corp. (a)	2,302,509	27,492
Energy - 0.0%
OPTI Canada, Inc. (a)	1,500,000	1,030
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Healthcare - 0.9%
Kinetic Concepts, Inc. (a)	100,000	3,803
Service Corp. International	500,000	4,140
Tenet Healthcare Corp. (a)	4,057,534	17,691
		25,634
Leisure - 0.5%
Cedar Fair LP (depository unit)	1,000,000	13,970
Metals/Mining - 0.4%
Cloud Peak Energy, Inc. (f)	622,900	10,820
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.6%
Cenveo, Inc. (a)	1,235,258	$ 6,794
HMH Holdings, Inc. (a)(j)	721,561	4,149
HMH Holdings, Inc. warrants 3/9/17 (a)	182,417	91
RDA Holding Co. (a)	301,596	6,258
RDA Holding Co. warrants 2/19/14 (a)(j)	44,417	0
		17,292
Services - 0.4%
Rural/Metro Corp. (a)	1,183,122	10,199
Shipping - 0.4%
Teekay Corp.	400,000	12,720
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0
Super Retail - 0.3%
Macy's, Inc.	400,000	9,456
Technology - 2.5%
Acxiom Corp. (a)	593,446	10,415
Amkor Technology, Inc. (a)(f)	1,148,900	8,284
Cisco Systems, Inc. (a)	500,000	11,415
Flextronics International Ltd. (a)	3,376,500	24,176
Hewlett-Packard Co.	250,000	10,515
Spansion, Inc. Class A (a)	410,348	7,177
Viasystems Group, Inc. (a)	85,887	1,353
		73,335
Telecommunications - 0.4%
ICO Global Communications Holdings Ltd. Class A (a)	52,772	77
Level 3 Communications, Inc. (a)(f)	3,000,000	2,903
One Communications (a)	925,628	694
PAETEC Holding Corp. (a)	1,794,129	7,571
		11,245
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	332
Pillowtex Corp.	490,256	0
		332
TOTAL COMMON STOCKS (Cost $469,161)		396,022
Preferred Stocks - 6.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 4.7%
Banks and Thrifts - 1.7%
Bank of America Corp. Series L, 7.25%	11,455	$ 10,848
Wells Fargo & Co. 7.50%	39,909	39,749
		50,597
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	93,300	11,526
Electric Utilities - 0.1%
PPL Corp. 9.50%	62,500	3,515
Energy - 1.9%
Apache Corp. 6.00%	57,500	3,347
El Paso Corp. 4.99% (h)	44,500	52,381
		55,728
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	4,007
Metals/Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00% (a)	233,400	12,604
TOTAL CONVERTIBLE PREFERRED STOCKS		137,977
Nonconvertible Preferred Stocks - 1.5%
Consumer Products - 0.9%
Revlon, Inc. Series A 12.75%	4,464,520	25,537
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (h)	20,860	18,409
Diversified Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	249,591	202
TOTAL NONCONVERTIBLE PREFERRED STOCKS		44,148
TOTAL PREFERRED STOCKS (Cost $220,524)		182,125
Floating Rate Loans - 16.2%
	Principal Amount (000s)
Aerospace - 0.5%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.26% 5/11/15 pay-in-kind (i)	$ 130	130
Sequa Corp. term loan 3.5406% 12/3/14 (i)	14,580	13,833
		13,963
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - 2.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2842% 4/30/12 (i)	$ 42,290	$ 41,761
Tranche 2LN, term loan 3.5391% 4/30/14 (i)	23,373	22,672
US Airways Group, Inc. term loan 2.7884% 3/23/14 (i)	9,863	8,877
		73,310
Broadcasting - 2.4%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (i)	73,291	69,615
Cable TV - 0.8%
CCO Holdings, LLC Tranche 3LN, term loan 2.7553% 9/6/14 (i)	23,745	22,439
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (i)	12,145	12,084
Chemicals - 0.3%
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0394% 11/18/14 (i)	3,630	3,449
Tronox, Inc. Tranche B, term loan 7% 12/31/10 (i)	5,770	5,792
		9,241
Diversified Financial Services - 0.0%
Fifth Third Processing Solutions Tranche 2LN, term loan 8.25% 10/29/17 (i)	175	173
Electric Utilities - 1.9%
Ashmore Energy International term loan 3.2894% 3/30/14 (i)	9,306	8,992
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5394% 12/15/14 (i)	1,005	920
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (i)	6,660	5,178
Tranche B2, term loan 3.9226% 10/10/14 (i)	16,199	12,615
Tranche B3, term loan 3.7563% 10/10/14 (i)	36,686	28,570
		56,275
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (i)	703	664
Food and Drug Retail - 0.6%
BI-LO LLC term loan 9.5% 5/12/15 (i)	15,693	15,928
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.7%
Harrah's Entertainment, Inc.:
Tranche B3, term loan 3.2884% 1/28/15 (i)	$ 16,885	$ 14,859
Tranche B4, term loan 9.5% 10/31/16 (i)	4,963	5,161
		20,020
Homebuilding/Real Estate - 1.0%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (i)	1,807	1,653
Tranche B, term loan 3.2569% 10/10/13 (i)	13,254	12,127
Tranche DD, term loan 3.263% 10/10/13 (i)	18,147	16,514
		30,294
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 7.05% 11/8/14 (d)(i)	8,620	0
Publishing/Printing - 0.2%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7563% 6/12/14 (i)	6,950	6,498
Restaurants - 1.4%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (i)	3,365	3,390
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (i)	3,351	3,154
term loan 2.625% 6/14/14 (i)	36,288	34,156
		40,700
Shipping - 0.1%
CEVA Group PLC:
term loan 3.2553% 11/4/13 (i)	3,566	3,272
Credit-Linked Deposit 3.2894% 11/4/13 (i)	434	398
		3,670
Specialty Retailing - 0.6%
Eddie Bauer Holdings, Inc. term loan 8.25% 4/1/14 (d)(i)	678	81
Michaels Stores, Inc. Tranche B1, term loan 2.6343% 10/31/13 (i)	19,232	18,583
		18,664
Technology - 1.7%
First Data Corp. Tranche B1, term loan 3.0062% 9/24/14 (i)	8,435	7,592
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (i)	29,191	27,586
Kronos, Inc. Tranche 2LN, term loan 6.04% 6/11/15 (i)	5,000	4,750
Spansion, Inc. term loan 7.5% 2/9/15 (i)	10,721	10,855
		50,783
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.1%
Asurion Corp.:
Tranche 2LN, term loan 6.7563% 7/3/15 (i)	$ 17,255	$ 16,090
Tranche B 2LN, term loan 6.75% 3/31/15 (i)	12,580	12,360
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	3,050	3,033
		31,483
TOTAL FLOATING RATE LOANS (Cost $468,944)		475,804
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	171,068,739	171,069
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	3,172,025	3,172
TOTAL MONEY MARKET FUNDS (Cost $174,241)		174,241
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,926,954)		2,984,610
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(42,563)
NET ASSETS - 100%		$ 2,942,047
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $750,390,000 or 25.5% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,481,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 11,711
RDA Holding Co. warrants 2/19/14	2/27/07 - 7/13/09	$ 11,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 200
Fidelity Securities Lending Cash Central Fund	14
Total	$ 214
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 27,959	$ -	$ -	$ -	$ 39,360
Sealy Corp., Inc.	-	20,773	-	-	15,780
Total	$ 27,959	$ 20,773	$ -	$ -	$ 55,140
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,928	$ 96,896	$ 10,407	$ 625
Consumer Staples	25,537	-	-	25,537
Energy	80,298	27,917	52,381	-
Financials	118,455	88,520	29,935	-
Health Care	35,700	31,693	4,007	-
Industrials	25,457	25,457	-	-
Information Technology	73,335	73,335	-	-
Materials	69,185	53,254	12,604	3,327
Telecommunication Services	11,245	10,551	-	694
Utilities	31,007	27,492	3,515	-
Corporate Bonds	1,756,418	-	1,739,540	16,878
Floating Rate Loans	475,804	-	475,723	81
Money Market Funds	174,241	174,241	-	-
Total Investments in Securities:	$ 2,984,610	$ 609,356	$ 2,328,112	$ 47,142
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 277
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6
Cost of Purchases	342
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 625
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 6
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 26,073
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(536)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,537
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (536)
Equities - Information Technology
Beginning Balance	$ 3,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(3,080)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -
Equities - Materials
Beginning Balance	$ 5,531
Total Realized Gain (Loss)	(4)
Total Unrealized Gain (Loss)	(2,200)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,327
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (2,204)
(Amounts in thousands)
Investments in Securities:
Equities - Telecommunication Services
Beginning Balance	$ 1,157
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(463)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 694
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (463)
Corporate Bonds
Beginning Balance	$ 5,434
Total Realized Gain (Loss)	(1,662)
Total Unrealized Gain (Loss)	8,891
Cost of Purchases	-
Proceeds of Sales	(9,562)
Amortization/Accretion	673
Transfers in to Level 3	13,104
Transfers out of Level 3	-
Ending Balance	$ 16,878
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 8,891
Floating Rate Loans
Beginning Balance	$ 113
Total Realized Gain (Loss)	333
Total Unrealized Gain (Loss)	(607)
Cost of Purchases	-
Proceeds of Sales	(2,026)
Amortization/Accretion	10
Transfers in to Level 3	2,258
Transfers out of Level 3	-
Ending Balance	$ 81
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (744)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.3%
Bermuda	3.7%
Netherlands	2.2%
Canada	1.9%
Luxembourg	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $643,389,000 of which $132,110,000 and $511,279,000 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $3,061) - See accompanying schedule: Unaffiliated issuers (cost $2,697,943)	$ 2,755,229
Fidelity Central Funds (cost $174,241)	174,241
Other affiliated issuers (cost $54,770)	55,140
Total Investments (cost $2,926,954)		$ 2,984,610
Cash		311
Receivable for investments sold		1,483
Receivable for fund shares sold		1,793
Dividends receivable		613
Interest receivable		41,084
Distributions receivable from Fidelity Central Funds		36
Other receivables		54
Total assets		3,029,984

Liabilities
Payable for investments purchased	$ 71,351
Payable for fund shares redeemed	8,698
Distributions payable	2,180
Accrued management fee	1,368
Distribution and service plan fees payable	474
Other affiliated payables	454
Other payables and accrued expenses	240
Collateral on securities loaned, at value	3,172
Total liabilities		87,937

Net Assets		$ 2,942,047
Net Assets consist of:
Paid in capital		$ 3,447,168
Undistributed net investment income		79,340
Accumulated undistributed net realized gain (loss) on investments		(642,004)
Net unrealized appreciation (depreciation) on investments		57,543
Net Assets		$ 2,942,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($722,096 ÷ 73,137 shares)	$ 9.87

Maximum offering price per share (100/96.00 of $9.87)	$ 10.28
Class T: Net Asset Value and redemption price per share ($645,348 ÷ 65,086 shares)	$ 9.92

Maximum offering price per share (100/96.00 of $9.92)	$ 10.33
Class B: Net Asset Value and offering price per share ($52,115 ÷ 5,308 shares)A	$ 9.82

Class C: Net Asset Value and offering price per share ($186,055 ÷ 18,871 shares)A	$ 9.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,336,433 ÷ 142,191 shares)	$ 9.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Dividends		$ 16,183
Interest		218,421
Income from Fidelity Central Funds		214
Total income		234,818

Expenses
Management fee	$ 16,513
Transfer agent fees	4,823
Distribution and service plan fees	5,767
Accounting and security lending fees	935
Custodian fees and expenses	45
Independent trustees' compensation	17
Registration fees	123
Audit	76
Legal	103
Interest	1
Miscellaneous	45
Total expenses before reductions	28,448
Expense reductions	(26)	28,422
Net investment income		206,396
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		145,919
Change in net unrealized appreciation (depreciation) on investment securities		222,342
Net gain (loss)		368,261
Net increase (decrease) in net assets resulting from operations		$ 574,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 206,396	$ 209,377
Net realized gain (loss)	145,919	(534,808)
Change in net unrealized appreciation (depreciation)	222,342	1,213,835
Net increase (decrease) in net assets resulting from operations	574,657	888,404
Distributions to shareholders from net investment income	(180,062)	(172,447)
Distributions to shareholders from net realized gain	(6,733)	-
Total distributions	(186,795)	(172,447)
Share transactions - net increase (decrease)	(322,762)	(283,715)
Redemption fees	1,721	1,894
Total increase (decrease) in net assets	66,821	434,136

Net Assets
Beginning of period	2,875,226	2,441,090
End of period (including undistributed net investment income of $79,340 and undistributed net investment income of $59,842, respectively)	$ 2,942,047	$ 2,875,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Income from Investment Operations
Net investment income C	.650	.587	.712	.677	.673
Net realized and unrealized gain (loss)	1.185	2.033	(4.326)	.629	.500
Total from investment operations	1.835	2.620	(3.614)	1.306	1.173
Distributions from net investment income	(.550)	(.465)	(.650)	(.708)	(.644)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.570)	(.465)	(.650)	(.708)	(.674)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10
Total Return A, B	22.06%	43.51%	(35.41)%	13.22%	12.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of fee waivers, if any	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of all reductions	1.03%	1.07%	1.07%	1.02%	.98%
Net investment income	7.03%	8.68%	7.64%	6.36%	6.83%
Supplemental Data
Net assets, end of period (in millions)	$ 722	$ 703	$ 519	$ 823	$ 583
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Income from Investment Operations
Net investment income C	.653	.586	.722	.680	.670
Net realized and unrealized gain (loss)	1.193	2.046	(4.344)	.626	.507
Total from investment operations	1.846	2.632	(3.622)	1.306	1.177
Distributions from net investment income	(.551)	(.467)	(.652)	(.708)	(.638)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.571)	(.467)	(.652)	(.708)	(.668)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14
Total Return A, B	22.09%	43.50%	(35.36)%	13.16%	12.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of fee waivers, if any	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of all reductions	1.02%	1.05%	1.04%	1.02%	1.04%
Net investment income	7.04%	8.70%	7.67%	6.36%	6.77%
Supplemental Data
Net assets, end of period (in millions)	$ 645	$ 678	$ 542	$ 1,138	$ 1,083
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Income from Investment Operations
Net investment income C	.581	.532	.652	.599	.597
Net realized and unrealized gain (loss)	1.180	2.033	(4.309)	.621	.501
Total from investment operations	1.761	2.565	(3.657)	1.220	1.098
Distributions from net investment income	(.486)	(.420)	(.587)	(.632)	(.569)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.506)	(.420)	(.587)	(.632)	(.599)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06
Total Return A, B	21.20%	42.62%	(35.83)%	12.36%	11.82%
Ratios to Average Net Assets D, F
Expenses before reductions	1.74%	1.76%	1.77%	1.74%	1.74%
Expenses net of fee waivers, if any	1.74%	1.75%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.74%	1.75%	1.75%	1.74%	1.74%
Net investment income	6.32%	8.00%	6.96%	5.64%	6.06%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 65	$ 59	$ 141	$ 202
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Income from Investment Operations
Net investment income C	.581	.536	.645	.595	.592
Net realized and unrealized gain (loss)	1.186	2.025	(4.318)	.629	.500
Total from investment operations	1.767	2.561	(3.673)	1.224	1.092
Distributions from net investment income	(.482)	(.416)	(.581)	(.626)	(.563)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.502)	(.416)	(.581)	(.626)	(.593)
Redemption fees added to paid in capital C	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09
Total Return A, B	21.20%	42.32%	(35.83)%	12.37%	11.72%
Ratios to Average Net Assets D, F
Expenses before reductions	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of fee waivers, if any	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of all reductions	1.77%	1.81%	1.81%	1.79%	1.80%
Net investment income	6.29%	7.94%	6.90%	5.59%	6.01%
Supplemental Data
Net assets, end of period (in millions)	$ 186	$ 185	$ 131	$ 237	$ 198
Portfolio turnover rate E	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Income from Investment Operations
Net investment income B	.642	.570	.701	.673	.665
Net realized and unrealized gain (loss)	1.128	1.949	(4.140)	.607	.485
Total from investment operations	1.770	2.519	(3.439)	1.280	1.150
Distributions from net investment income	(.575)	(.484)	(.675)	(.732)	(.661)
Distributions from net realized gain	(.020)	-	-	-	(.030)
Total distributions	(.595)	(.484)	(.675)	(.732)	(.691)
Redemption fees added to paid in capital B	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74
Total Return A	22.33%	43.81%	(35.17)%	13.46%	12.83%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.81%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.78%	.81%	.80%	.80%	.81%
Expenses net of all reductions	.78%	.81%	.80%	.80%	.81%
Net investment income	7.28%	8.94%	7.91%	6.58%	6.99%
Supplemental Data
Net assets, end of period (in millions)	$ 1,336	$ 1,245	$ 1,190	$ 1,202	$ 610
Portfolio turnover rate D	53%	49%	45%	35%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 328,548
Gross unrealized depreciation	(234,567)
Net unrealized appreciation (depreciation)	$ 93,981

Tax Cost	$ 2,890,629

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 44,453
Capital loss carryforward	$ (643,389)
Net unrealized appreciation (depreciation)	$ 93,868

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 186,795	$ 172,447

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,465,726 and $1,811,260, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,759	$ 4
Class T	-%	.25%	1,629	-
Class B	.65%	.25%	534	386
Class C	.75%	.25%	1,845	182
			$ 5,767	$ 572

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00 to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 100
Class T	12
Class B*	138
Class C*	16
$ 266

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,194.17
Class T	1,042.16
Class B	133.23
Class C	293.16
Institutional Class	2,161.16
	$ 4,823

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,599.45%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 42,194	$ 37,753
Class T	39,180	38,254
Class B	3,195	3,493
Class C	9,712	8,668
Institutional Class	85,781	84,279
Total	$ 180,062	$ 172,447
From net realized gain
Class A	$ 1,611	$ -
Class T	1,555	-
Class B	148	-
Class C	423	-
Institutional Class	2,996	-
Total	$ 6,733	$ -

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	27,181	25,660	$ 255,873	$ 167,190
Reinvestment of distributions	3,772	4,622	34,764	29,855
Shares redeemed	(39,539)	(29,164)	(364,969)	(193,280)
Net increase (decrease)	(8,586)	1,118	$ (74,332)	$ 3,765
Class T
Shares sold	10,014	32,583	$ 92,905	$ 196,369
Reinvestment of distributions	3,733	4,930	34,520	31,782
Shares redeemed	(27,138)	(42,870)	(250,148)	(264,008)
Net increase (decrease)	(13,391)	(5,357)	$ (122,723)	$ (35,857)
Class B
Shares sold	511	1,364	$ 4,680	$ 8,847
Reinvestment of distributions	251	350	2,296	2,210
Shares redeemed	(3,020)	(3,336)	(27,812)	(20,955)
Net increase (decrease)	(2,258)	(1,622)	$ (20,836)	$ (9,898)
Class C
Shares sold	3,113	6,688	$ 28,694	$ 43,622
Reinvestment of distributions	754	842	6,929	5,422
Shares redeemed	(6,495)	(6,369)	(59,691)	(41,104)
Net increase (decrease)	(2,628)	1,161	$ (24,068)	$ 7,940
Institutional Class
Shares sold	43,361	55,510	$ 382,987	$ 327,598
Reinvestment of distributions	8,486	10,109	74,645	62,349
Shares redeemed	(61,221)	(106,676)	(538,435)	(639,612)
Net increase (decrease)	(9,374)	(41,057)	$ (80,803)	$ (249,665)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $126,454,281 of distributions paid during the period January 1, 2010 to October 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor High Income Advantage Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor High Income Advantage Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, and Class C ranked below its competitive median for 2009 and the total expenses of Institutional Class ranked equal to its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HYI-UANN-1210
1.784751.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
High Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)†	12.63%	5.95%	6.79%
Class T (incl. 4.00% sales charge)†	12.49%	5.89%	6.70%
Class B (incl. contingent deferred sales charge) A	11.58%	5.78%	6.67%
Class C (incl. contingent deferred sales charge) B	15.51%	5.98%	6.35%

† The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM High Income Fund - Class A on October 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted strong gains during the 12 months ending October 31, 2010, with The BofA Merrill Lynch US High Yield Constrained IndexSM returning 19.08%. By comparison, the S&P 500® Index, a proxy for U.S. equity market performance, returned 16.52% and the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of investment-grade bonds, gained 8.01%. The backdrop remained positive for high yield, with U.S. economic expansion on an upward trajectory, improved credit conditions, exceptionally low interest rates and better-than-expected corporate financial results. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at lower prevailing rates that were still high enough to attract yield-hungry investors seeking alternatives to the anemic returns of higher-quality government bonds and money market instruments. The secondary market for high-yield bonds was active, paralleling a steady stream of new high-yield issuance that was generally well-received by market participants encouraged by an increasing number of credit upgrades. Fewer companies entered the distressed-securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. At times, equity market volatility hurt high-yield bonds, but these setbacks were temporary.

Comments from Matthew Conti, Portfolio Manager of Fidelity AdvisorSM High Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 17.33%, 17.17%, 16.58% and 16.51%, respectively (excluding sales charges), underperforming the BofA Merrill Lynch index. Underweightings in insurance and banks/thrifts detracted, as did unfavorable security selection within energy. From an asset allocation standpoint, the fund's modest cash position dragged on performance within a strong market, while an out-of-index stake in floating-rate bank debt also hurt. Untimely ownership of and an underweighting in insurance giant American International Group (AIG) dampened performance. Our positions in the senior debt of broadcaster Clear Channel Communications detracted, as did untimely ownership of natural gas exploration and production company Chesapeake Energy, not owning real estate investment trust and index component iStar Financial, and an investment in Edgen Murray, a distributor of products for the energy industry. On the plus side, strong security selection within electric utilities and technology helped, as did overweighting air transportation. Picks in diversified financials helped, but gains were offset by underweighting the group. Our positions in bonds issued by Texas electric utility TXU Energy contributed, as did Ford Motor Credit, AIG subsidiary International Lease Finance and underweighting credit card processor First Data. Some securities mentioned were not held at period end.

Comments from Matthew Conti, Portfolio Manager of Fidelity AdvisorSM High Income Fund: For the year, the fund's Institutional Class shares returned 17.55%, underperforming the BofA index. Underweightings in insurance and banks/thrifts detracted, as did unfavorable security selection within energy. From an asset allocation standpoint, the fund's modest cash position dragged on performance within a strong market, while an out-of-index stake in floating-rate bank debt also hurt. Untimely ownership of and an underweighting in insurance giant American International Group (AIG) dampened performance. Our positions in the senior debt of broadcaster Clear Channel Communications detracted, as did untimely ownership of natural gas exploration and production company Chesapeake Energy, not owning real estate investment trust and index component iStar Financial, and an investment in Edgen Murray, a distributor of products for the energy industry. On the plus side, strong security selection within electric utilities and technology helped, as did overweighting air transportation. Picks in diversified financials helped, but gains were offset by underweighting the group. Our positions in bonds issued by Texas electric utility TXU Energy contributed, as did Ford Motor Credit, AIG subsidiary International Lease Finance and underweighting credit card processor First Data. Some securities mentioned were not held at period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.06%
Actual		$ 1,000.00	$ 1,067.90	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.10%
Actual		$ 1,000.00	$ 1,066.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60
Class B	1.75%
Actual		$ 1,000.00	$ 1,064.40	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.79%
Actual		$ 1,000.00	$ 1,064.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,068.90	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.2	1.2
Nielsen Finance LLC/Nielsen Finance Co.	2.1	1.6
Ford Motor Credit Co. LLC	2.1	1.7
HCA, Inc.	1.7	1.9
Nextel Communications, Inc.	1.5	1.8
	9.6
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.9	14.8
Energy	7.7	8.3
Diversified Financial Services	6.2	4.8
Electric Utilities	6.1	5.6
Technology	6.0	7.8
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 3.1%	BBB 2.6%
BB 29.0%	BB 30.1%
B 46.8%	B 43.8%
CCC,CC,C 13.3%	CCC,CC,C 15.5%
Not Rated 2.3%	Not Rated 3.1%
Equities 0.4%	Equities 0.7%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010 *		As of April 30, 2010 **
	Nonconvertible Bonds 88.5%		Nonconvertible Bonds 88.6%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 1.0%
	Floating Rate Loans 5.4%		Floating Rate Loans 6.4%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	15.8%	** Foreign investments	14.1%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 89.1%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 710,000	$ 497,000
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	1,580,000	1,507,794
Technology - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25	3,255,000	3,037,322
TOTAL CONVERTIBLE BONDS		5,042,116
Nonconvertible Bonds - 88.5%
Aerospace - 1.2%
Alliant Techsystems, Inc. 6.875% 9/15/20	1,440,000	1,512,000
BE Aerospace, Inc.:
6.875% 10/1/20	955,000	1,012,300
8.5% 7/1/18	2,895,000	3,242,400
Esterline Technologies Corp. 7% 8/1/20 (c)	900,000	947,250
Sequa Corp.:
11.75% 12/1/15 (c)	2,820,000	3,066,750
13.5% 12/1/15 pay-in-kind (c)	564,499	616,715
		10,397,415
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (c)	3,525,000	3,692,438
American Airlines, Inc. 10.5% 10/15/12	2,235,000	2,430,563
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	189,431	164,805
8.608% 10/1/12	200,000	202,000
10.375% 7/2/19	1,267,331	1,514,460
AMR Corp. 9% 8/1/12	775,000	775,000
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	144,285	145,728
9.798% 4/1/21	1,534,629	1,534,629
6.75% 9/15/15 (c)	4,010,000	4,180,425
Continental Airlines, Inc. 9.25% 5/10/17	2,135,000	2,284,450
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,604,004	1,672,174
8.954% 8/10/14	1,339,502	1,386,385
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	547,226	560,906
United Air Lines, Inc.:
9.875% 8/1/13 (c)	545,000	599,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc.: - continued
12% 11/1/13 (c)	$ 695,000	$ 795,775
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,106,178	1,061,931
9.75% 1/15/17	1,594,140	1,849,203
12% 1/15/16 (c)	581,728	666,078
		25,516,450
Automotive - 3.6%
Accuride Corp. 9.5% 8/1/18 (c)	1,875,000	2,039,063
American Axle & Manufacturing, Inc. 7.875% 3/1/17	900,000	909,000
ArvinMeritor, Inc.:
8.125% 9/15/15	2,205,000	2,298,713
10.625% 3/15/18	505,000	570,650
Ford Motor Co. 7.45% 7/16/31	1,650,000	1,872,750
Ford Motor Credit Co. LLC:
5.625% 9/15/15	2,440,000	2,592,500
6.625% 8/15/17	2,190,000	2,441,850
7% 4/15/15	2,330,000	2,563,000
8% 6/1/14	1,240,000	1,388,800
8% 12/15/16	1,420,000	1,662,858
8.125% 1/15/20	1,240,000	1,516,356
12% 5/15/15	4,250,000	5,461,250
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,961,000
Navistar International Corp. 8.25% 11/1/21	1,785,000	1,950,113
Tenneco, Inc. 7.75% 8/15/18 (c)	1,160,000	1,244,100
		31,472,003
Banks and Thrifts - 3.3%
Ally Financial, Inc. 7.5% 9/15/20 (c)	2,195,000	2,370,600
Bank of America Corp.:
8% (d)	680,000	676,600
8.125% (d)	900,000	904,500
CIT Group, Inc.:
7% 5/1/13	253,246	256,412
7% 5/1/14	2,529,868	2,542,517
7% 5/1/15	1,884,868	1,884,868
7% 5/1/16	2,728,115	2,721,295
7% 5/1/17	6,321,361	6,289,754
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	1,950,000	1,857,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.75% 12/1/14	$ 3,570,000	$ 3,730,650
8% 12/31/18	1,695,000	1,750,088
8% 11/1/31	1,565,000	1,705,850
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,671,722
		29,362,231
Broadcasting - 1.8%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,147,600
Belo Corp. 8% 11/15/16	340,000	377,400
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,300,000	1,581,250
11% 8/1/16 pay-in-kind (d)	1,672,825	1,250,437
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (c)	3,075,000	3,236,438
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	4,990,441	5,230,606
Univision Communications, Inc.:
7.875% 11/1/20 (c)	825,000	862,125
12% 7/1/14 (c)	1,350,000	1,491,750
		16,177,606
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (c)	3,305,000	3,313,263
Cable TV - 4.2%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,226,250
8% 4/15/20	1,125,000	1,243,125
8.625% 9/15/17	3,160,000	3,547,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25% 10/30/17 (c)	2,635,000	2,727,225
7.875% 4/30/18 (c)	2,520,000	2,671,200
8.125% 4/30/20 (c)	1,615,000	1,744,200
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	5,065,000	5,406,888
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	799,382	957,260
CSC Holdings LLC:
8.5% 4/15/14	1,075,000	1,202,603
8.5% 6/15/15	2,960,000	3,259,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC: - continued
8.625% 2/15/19	$ 610,000	$ 704,550
EchoStar Communications Corp.:
7.125% 2/1/16	1,000,000	1,058,800
7.75% 5/31/15	1,295,000	1,408,313
Insight Communications, Inc. 9.375% 7/15/18 (c)	3,060,000	3,304,800
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,265,131
UPC Germany GmbH 8.125% 12/1/17 (c)	1,970,000	2,088,200
Videotron Ltd. 9.125% 4/15/18	2,145,000	2,413,125
		37,228,470
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	2,962,700
Coleman Cable, Inc. 9% 2/15/18	415,000	433,675
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18	2,310,000	2,425,500
11.75% 8/1/16	1,205,000	1,295,375
SPX Corp. 6.875% 9/1/17 (c)	2,710,000	2,906,475
		10,023,725
Chemicals - 2.3%
Celanese US Holdings LLC 6.625% 10/15/18 (c)	1,015,000	1,078,438
Huntsman International LLC:
5.5% 6/30/16	2,220,000	2,175,600
8.625% 3/15/20	1,255,000	1,372,656
8.625% 3/15/21 (c)	2,295,000	2,507,288
LBI Escrow Corp. 8% 11/1/17 (c)	1,325,000	1,450,875
Lyondell Chemical Co. 11% 5/1/18	3,210,000	3,595,200
Momentive Performance Materials, Inc. 9% 1/15/21 (c)	675,000	702,000
NOVA Chemicals Corp.:
3.7476% 11/15/13 (d)	1,630,000	1,601,475
6.5% 1/15/12	2,270,000	2,360,800
8.375% 11/1/16	1,360,000	1,489,200
8.625% 11/1/19	1,355,000	1,504,050
		19,837,582
Containers - 1.5%
Berry Plastics Corp.:
5.0391% 2/15/15 (d)	875,000	840,000
8.25% 11/15/15	2,655,000	2,797,839
8.875% 9/15/14	1,705,000	1,713,525
9.5% 5/15/18	2,960,000	2,900,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc. 7.375% 12/15/26	$ 1,940,000	$ 1,952,125
Greif, Inc. 6.75% 2/1/17	2,455,000	2,614,575
		12,818,864
Diversified Financial Services - 5.5%
GMAC, Inc. 8% 3/15/20 (c)	2,145,000	2,348,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,990,000	3,072,225
8% 1/15/18	2,445,000	2,512,238
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	870,000	682,950
Ineos Finance PLC 9% 5/15/15 (c)	1,725,000	1,824,188
International Lease Finance Corp.:
5.625% 9/20/13	1,080,000	1,086,750
5.65% 6/1/14	900,000	900,000
6.375% 3/25/13	245,000	252,350
6.5% 9/1/14 (c)	1,360,000	1,465,400
6.625% 11/15/13	1,145,000	1,179,350
6.75% 9/1/16 (c)	1,360,000	1,482,400
8.625% 9/15/15 (c)	4,640,000	5,208,400
8.75% 3/15/17 (c)	3,120,000	3,549,000
8.875% 9/1/17	4,095,000	4,668,300
National Money Mart Co. 10.375% 12/15/16	2,070,000	2,235,600
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (c)	1,565,000	1,580,650
Nuveen Investments, Inc.:
5.5% 9/15/15	1,695,000	1,432,275
10.5% 11/15/15	1,285,000	1,336,400
Offshore Group Investment Ltd. 11.5% 8/1/15 (c)	2,610,000	2,776,388
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	2,105,000	2,241,825
SLM Corp. 8% 3/25/20	2,864,000	2,864,000
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	2,930,000	3,365,691
		48,065,155
Diversified Media - 3.8%
Affinion Group, Inc. 11.5% 10/15/15	1,360,000	1,436,568
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	2,885,000	3,086,950
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17	385,000	415,800
Series B 9.25% 12/15/17	2,015,000	2,201,388
Entravision Communication Corp. 8.75% 8/1/17 (c)	830,000	879,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	$ 205,000	$ 220,888
10% 7/15/17	760,000	900,600
Liberty Media Corp. 8.25% 2/1/30	165,000	165,206
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	6,400,000	6,528,000
7.75% 10/15/18 (c)	3,670,000	3,807,625
10% 8/1/14	2,475,000	2,598,750
11.5% 5/1/16	1,435,000	1,643,075
11.625% 2/1/14	3,605,000	4,127,725
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,808,000
7.75% 3/15/16	2,425,000	2,522,000
		33,342,375
Electric Utilities - 5.2%
AES Corp.:
7.75% 3/1/14	2,155,000	2,343,563
7.75% 10/15/15	1,630,000	1,784,850
8% 10/15/17	3,010,000	3,311,000
9.75% 4/15/16	905,000	1,052,063
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	1,910,000	2,072,350
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	2,155,000	1,670,125
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	3,085,000	3,216,113
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	1,450,000	1,408,240
9.875% 10/15/20 (c)	1,400,000	1,358,000
Intergen NV 9% 6/30/17 (c)	2,470,000	2,667,600
Mirant Americas Generation LLC:
8.5% 10/1/21	2,955,000	2,895,900
9.125% 5/1/31	3,815,000	3,624,250
NRG Energy, Inc. 7.375% 2/1/16	3,165,000	3,291,600
NSG Holdings II, LLC 7.75% 12/15/25 (c)	8,320,000	7,560,800
Otter Tail Corp. 9% 12/15/16	1,675,000	1,792,250
RRI Energy, Inc. 7.625% 6/15/14	5,550,000	5,591,625
		45,640,329
Energy - 7.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,485,000	1,624,783
6.375% 9/15/17	691,000	767,692
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Anadarko Petroleum Corp.: - continued
6.95% 6/15/19	$ 695,000	$ 786,807
Antero Resources Finance Corp. 9.375% 12/1/17	2,225,000	2,372,295
Continental Resources, Inc. 7.125% 4/1/21 (c)	1,405,000	1,510,375
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,205,000	1,301,400
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,873,150
Drummond Co., Inc. 7.375% 2/15/16	4,705,000	4,846,150
Edgen Murray Corp. 12.25% 1/15/15	3,450,000	2,811,750
El Paso Corp.:
7% 6/15/17	1,105,000	1,209,975
7.25% 6/1/18	1,535,000	1,703,850
Energy Transfer Equity LP 7.5% 10/15/20	1,845,000	2,008,836
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	1,905,000	1,866,900
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,094,475
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	15,000	11,625
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (c)	1,590,000	1,657,575
LINN Energy LLC:
7.75% 2/1/21 (c)	1,660,000	1,720,175
8.625% 4/15/20 (c)	2,100,000	2,268,000
OPTI Canada, Inc. 8.25% 12/15/14	2,640,000	1,980,000
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,893,800
Parker Drilling Co. 9.125% 4/1/18	675,000	702,000
Petrohawk Energy Corp.:
7.25% 8/15/18	1,675,000	1,742,000
7.875% 6/1/15	985,000	1,044,100
10.5% 8/1/14	1,845,000	2,100,902
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,925,413
7.5% 1/15/20	1,610,000	1,811,250
Plains Exploration & Production Co.:
7% 3/15/17	970,000	1,006,375
7.625% 6/1/18	965,000	1,032,550
7.75% 6/15/15	2,895,000	3,054,225
10% 3/1/16	1,435,000	1,643,075
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,405,000	3,251,775
9.125% 8/15/19	1,405,000	1,489,300
11.75% 1/1/16	1,520,000	1,736,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp. 6.75% 8/1/20	$ 2,025,000	$ 2,171,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (c)	1,830,000	1,939,800
		66,960,791
Entertainment/Film - 0.5%
MCE Finance Ltd. 10.25% 5/15/18 (c)	3,550,000	4,011,500
Environmental - 0.1%
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (c)	790,000	865,050
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	675,000	546,750
7.75% 6/15/26	200,000	166,000
8% 5/1/31	1,015,000	824,688
SUPERVALU, Inc. 8% 5/1/16	1,475,000	1,493,438
Tops Markets LLC 10.125% 10/15/15 (c)	1,275,000	1,377,000
		4,407,876
Food/Beverage/Tobacco - 0.3%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	945,000	945,000
NBTY, Inc. 9% 10/1/18 (c)	1,960,000	2,087,400
		3,032,400
Gaming - 2.3%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (c)(d)	360,000	228,600
8% 11/15/13 (c)	935,000	598,400
Las Vegas Sands Corp. 6.375% 2/15/15	915,000	926,438
MGM Mirage, Inc.:
5.875% 2/27/14	965,000	858,850
6.625% 7/15/15	3,615,000	3,145,050
6.75% 9/1/12	695,000	681,100
6.75% 4/1/13	275,000	266,750
7.5% 6/1/16	935,000	829,813
MGM Resorts International:
10% 11/1/16 (c)	2,900,000	2,856,500
11.375% 3/1/18	790,000	815,675
Scientific Games Corp.:
7.875% 6/15/16 (c)	1,285,000	1,339,613
9.25% 6/15/19	1,530,000	1,683,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	$ 1,535,000	$ 1,496,625
7.25% 5/1/12	1,430,000	1,394,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (c)	2,960,000	3,211,600
		20,332,264
Healthcare - 5.9%
Biomet, Inc.:
10% 10/15/17	1,505,000	1,670,550
10.375% 10/15/17 pay-in-kind (d)	225,000	250,313
DaVita, Inc.:
6.375% 11/1/18	1,030,000	1,053,175
6.625% 11/1/20	890,000	912,250
DJO Finance LLC/DJO Finance Corp.:
9.75% 10/15/17 (c)	250,000	260,625
10.875% 11/15/14	5,230,000	5,739,925
HCA, Inc.:
8.5% 4/15/19	1,950,000	2,186,438
9.125% 11/15/14	5,535,000	5,784,075
9.25% 11/15/16	2,600,000	2,814,500
9.625% 11/15/16 pay-in-kind (d)	2,398,000	2,601,830
9.875% 2/15/17	1,010,000	1,133,725
HealthSouth Corp.:
7.25% 10/1/18	1,470,000	1,528,800
7.75% 9/15/22	785,000	816,400
Mylan, Inc.:
7.625% 7/15/17 (c)	2,055,000	2,270,775
7.875% 7/15/20 (c)	1,410,000	1,572,150
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,508,400
7% 1/15/16	2,895,000	2,996,325
7.5% 2/15/20 (c)	1,190,000	1,261,400
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,934,500
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	4,465,000	4,677,088
8% 2/1/18 (c)	1,895,000	1,985,013
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP:
6.5% 6/1/16	$ 1,715,000	$ 1,792,175
6.5% 6/1/16	1,730,000	1,807,850
		51,558,282
Homebuilding/Real Estate - 1.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (c)	1,040,000	1,050,400
KB Home 7.25% 6/15/18	1,250,000	1,212,500
Lennar Corp.:
5.6% 5/31/15	390,000	368,550
12.25% 6/1/17	2,765,000	3,318,000
Standard Pacific Corp.:
7% 8/15/15	730,000	719,050
8.375% 5/15/18	1,200,000	1,242,000
10.75% 9/15/16	1,650,000	1,856,250
		9,766,750
Hotels - 0.8%
Host Hotels & Resorts LP:
6% 11/1/20 (c)	2,490,000	2,490,000
6.875% 11/1/14	225,000	232,313
9% 5/15/17	1,415,000	1,588,338
Host Marriott LP 7.125% 11/1/13	2,764,000	2,805,460
		7,116,111
Leisure - 2.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	2,145,000	2,252,250
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	1,280,000	1,355,200
NCL Corp. Ltd. 11.75% 11/15/16	1,065,000	1,230,075
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,675,000	1,796,438
7.25% 3/15/18	950,000	1,016,500
11.875% 7/15/15	975,000	1,218,750
yankee:
7% 6/15/13	3,660,000	3,961,950
7.25% 6/15/16	3,345,000	3,646,050
7.5% 10/15/27	1,605,000	1,588,950
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	698,265
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	$ 845,000	$ 895,700
10.875% 11/15/16	1,905,000	2,105,025
		21,765,153
Metals/Mining - 2.3%
Arch Coal, Inc.:
7.25% 10/1/20	370,000	403,300
8.75% 8/1/16	1,345,000	1,506,400
Arch Western Finance LLC 6.75% 7/1/13	469,000	476,035
CONSOL Energy, Inc.:
8% 4/1/17 (c)	1,810,000	1,977,425
8.25% 4/1/20 (c)	1,210,000	1,343,100
Drummond Co., Inc. 9% 10/15/14 (c)	565,000	601,725
FMG Finance Property Ltd.:
10% 9/1/13 (c)	1,205,000	1,500,225
10.625% 9/1/16 (c)	1,205,000	1,777,375
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	2,870,000	2,941,750
Massey Energy Co. 6.875% 12/15/13	5,000,000	5,068,750
Severstal Columbus LLC 10.25% 2/15/18 (c)	2,695,000	2,856,700
		20,452,785
Paper - 0.6%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	900,000	941,670
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	1,050,000	1,076,250
11.5% 7/1/14	3,130,000	3,474,300
		5,492,220
Publishing/Printing - 0.4%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	2,515,000	2,640,750
Visant Corp. 10% 10/1/17 (c)	1,135,000	1,200,263
		3,841,013
Services - 4.2%
Aircastle Ltd. 9.75% 8/1/18	1,760,000	1,918,400
ARAMARK Corp.:
3.9656% 2/1/15 (d)	3,755,000	3,501,538
8.5% 2/1/15	2,260,000	2,373,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	3,910,000	4,017,525
7.75% 5/15/16	2,195,000	2,227,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (c)	$ 650,000	$ 702,000
7.875% 7/15/20 (c)	865,000	942,850
FTI Consulting, Inc. 6.75% 10/1/20 (c)	2,165,000	2,257,013
Hertz Corp.:
7.5% 10/15/18 (c)	4,535,000	4,659,713
8.875% 1/1/14	2,080,000	2,132,000
10.5% 1/1/16	2,475,000	2,623,500
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	4,560,000	4,172,400
PHH Corp. 9.25% 3/1/16 (c)	1,340,000	1,370,150
Rural/Metro Corp. 12.75% 3/15/16	1,739,000	1,860,730
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	2,045,000	2,188,150
		36,946,894
Shipping - 1.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	1,580,000	1,682,700
9.5% 12/15/14	2,415,000	2,505,563
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	229,775
8.125% 3/30/18	1,980,000	2,079,000
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,064,913
Teekay Corp. 8.5% 1/15/20	940,000	1,045,750
		11,607,701
Specialty Retailing - 1.0%
Sears Holdings Corp. 6.625% 10/15/18 (c)	4,505,000	4,477,069
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	4,020,000	4,572,750
		9,049,819
Steels - 0.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	260,000	239,200
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,085,000	2,152,763
Steel Dynamics, Inc. 6.75% 4/1/15	3,780,000	3,893,400
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,203,685
		7,489,048
Super Retail - 1.6%
AutoNation, Inc. 6.75% 4/15/18	3,045,000	3,128,738
Netflix, Inc. 8.5% 11/15/17	2,560,000	2,873,600
QVC, Inc. 7.125% 4/15/17 (c)	1,015,000	1,068,288
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	2,050,000	2,091,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	$ 3,285,000	$ 3,531,375
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,005,000	1,045,200
		13,738,201
Technology - 5.5%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (c)	1,700,000	1,802,000
Amkor Technology, Inc. 7.375% 5/1/18 (c)	1,955,000	2,033,200
Avaya, Inc.:
9.75% 11/1/15	1,990,000	2,004,925
10.125% 11/1/15 pay-in-kind (d)	3,378,985	3,404,327
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (d)	2,431,109	2,473,653
9.25% 4/15/18 (c)	1,870,000	2,000,900
10.125% 12/15/16	3,245,000	3,163,875
10.125% 3/15/18 (c)	3,475,000	3,831,188
Jabil Circuit, Inc.:
5.625% 12/15/20	650,000	655,655
7.75% 7/15/16	1,615,000	1,861,288
8.25% 3/15/18	1,215,000	1,424,588
Lucent Technologies, Inc.:
6.45% 3/15/29	4,400,000	3,674,000
6.5% 1/15/28	1,065,000	886,613
Seagate HDD Cayman 6.875% 5/1/20 (c)	795,000	798,975
Seagate Technology HDD Holdings 6.8% 10/1/16	1,995,000	2,029,913
SunGard Data Systems, Inc. 10.25% 8/15/15	3,020,000	3,178,550
Terremark Worldwide, Inc. 12% 6/15/17	3,200,000	3,664,000
Viasystems, Inc. 12% 1/15/15 (c)	1,110,000	1,241,813
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,823,557
		47,953,020
Telecommunications - 12.0%
Citizens Communications Co.:
7.875% 1/15/27	635,000	654,050
9% 8/15/31	1,390,000	1,549,850
Cleveland Unlimited, Inc. 11.5% 12/15/10 (c)(d)	865,000	856,350
Cricket Communications, Inc.:
7.75% 5/15/16	1,955,000	2,091,850
9.375% 11/1/14	990,000	1,037,025
Digicel Group Ltd.:
8.25% 9/1/17 (c)	2,150,000	2,257,500
8.875% 1/15/15 (c)	3,935,000	3,994,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (c)(d)	$ 2,020,000	$ 2,055,350
12% 4/1/14 (c)	2,200,000	2,552,000
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,082,500
Frontier Communications Corp.:
7.875% 4/15/15	2,440,000	2,726,700
8.125% 10/1/18	3,460,000	3,944,400
8.25% 5/1/14	2,285,000	2,561,942
8.25% 4/15/17	1,775,000	2,023,500
8.5% 4/15/20	605,000	698,775
Global Crossing Ltd. 12% 9/15/15	1,940,000	2,206,750
Intelsat Bermuda Ltd.:
11.25% 2/4/17	1,055,000	1,128,850
12% 2/4/17 pay-in-kind (d)	5,856,241	6,255,084
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,705,000	2,884,342
11.5% 6/15/16	2,260,000	2,446,450
Intelsat Jackson Holdings SA 7.25% 10/15/20 (c)	3,005,000	3,050,075
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	5,375,013
7.625% 4/15/12	1,215,000	1,257,525
11.25% 6/15/16	745,000	810,188
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	280,000	288,400
8.875% 1/15/15	4,255,000	4,403,925
MetroPCS Wireless, Inc.:
7.875% 9/1/18	2,490,000	2,670,525
9.25% 11/1/14	2,350,000	2,458,570
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,480,475
6.875% 10/31/13	3,580,000	3,606,850
7.375% 8/1/15	4,635,000	4,652,381
NII Capital Corp.:
8.875% 12/15/19	1,875,000	2,081,250
10% 8/15/16	1,680,000	1,904,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	1,705,000	1,803,038
7.5% 2/15/14	1,040,000	1,060,800
8% 10/1/15	2,465,000	2,680,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
3.5422% 6/15/13 (d)	$ 2,450,000	$ 2,566,375
8.375% 5/1/16	855,000	1,030,532
Sprint Nextel Corp. 6% 12/1/16	2,445,000	2,445,000
U.S. West Communications 7.5% 6/15/23	2,780,000	2,800,850
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	3,060,000	3,473,100
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	2,951,867	3,294,550
		105,202,103
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	2,825,000	2,867,375
TOTAL NONCONVERTIBLE BONDS		777,651,824
TOTAL CORPORATE BONDS (Cost $709,280,857)		782,693,940
Preferred Stocks - 0.4%
	Shares
Convertible Preferred Stocks - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,111,130
Nonconvertible Preferred Stocks - 0.3%
Diversified Financial Services - 0.3%
GMAC, Inc. 7.00% (c)	2,570	2,268,025
TOTAL PREFERRED STOCKS (Cost $3,338,549)		3,379,155
Floating Rate Loans - 5.4%
	Principal Amount	Value
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (d)	$ 1,734,989	$ 1,682,939
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (d)	167,912	159,517
US Airways Group, Inc. term loan 2.7884% 3/23/14 (d)	2,911,383	2,620,245
		4,462,701
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (d)	2,593,678	2,282,437
Tranche C, term loan 2.1975% 12/27/15 (d)	1,561,214	1,362,159
		3,644,596
Broadcasting - 0.6%
Clear Channel Capital I LLC Tranche B, term loan 3.9053% 1/29/16 (d)	2,320,000	1,841,500
Univision Communications, Inc. term loan 4.5063% 3/31/17 (d)	3,631,700	3,450,115
		5,291,615
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (d)	966,149	949,242
Capital Goods - 0.5%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (d)	4,090,000	4,069,550
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,310,654	1,310,654
Tranche 2LN, term loan 10% 9/2/16 (d)	1,480,000	1,472,600
		2,783,254
Diversified Financial Services - 0.4%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (d)	3,050,000	3,122,438
Fifth Third Processing Solutions:
Tranche 1LN, term loan 10/29/16	215,000	212,850
Tranche 2LN, term loan 8.25% 10/29/17 (d)	50,000	49,500
		3,384,788
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (d)	$ 547,730	$ 529,245
term loan 3.2894% 3/30/14 (d)	6,304,338	6,091,567
		6,620,812
Gaming - 0.2%
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (d)	1,509,120	1,409,141
Tranche I, term loan 3.03% 11/23/16 (d)	309,151	288,670
		1,697,811
Leisure - 0.3%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,699,600	2,740,094
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	780,000	834,600
Visant Corp. Tranche B, term loan 7% 12/22/16 (d)	1,080,000	1,089,450
		1,924,050
Technology - 0.2%
Avaya, Inc. term loan 3.0575% 10/24/14 (d)	1,572,758	1,431,210
Telecommunications - 0.9%
Asurion Corp.:
Tranche 2LN, term loan 6.7563% 7/3/15 (d)	3,955,000	3,688,038
Tranche B 2LN, term loan 6.75% 3/31/15 (d)	3,320,000	3,261,900
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (d)	1,335,000	1,268,250
		8,218,188
TOTAL FLOATING RATE LOANS (Cost $44,746,095)		47,217,911
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (a) (Cost $34,008,915)	34,008,915	$ 34,008,915
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $791,374,416)		867,299,921
NET OTHER ASSETS (LIABILITIES) - 1.3%		11,315,597
NET ASSETS - 100%		$ 878,615,518
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,623,096 or 28.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,583
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,268,025	$ -	$ 2,268,025	$ -
Utilities	1,111,130	-	1,111,130	-
Corporate Bonds	782,693,940	-	782,693,940	-
Floating Rate Loans	47,217,911	-	47,217,911	-
Money Market Funds	34,008,915	34,008,915	-	-
Total Investments in Securities:	$ 867,299,921	$ 34,008,915	$ 833,291,006	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.2%
Bermuda	5.3%
Canada	3.3%
Cayman Islands	1.9%
Liberia	1.5%
Luxembourg	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At October 31, 2010, the fund had a capital loss carryforward of approximately $26,981,121 all of which will expire on October 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $757,365,501)	$ 833,291,006
Fidelity Central Funds (cost $34,008,915)	34,008,915
Total Investments (cost $791,374,416)		$ 867,299,921
Cash		1,058,502
Receivable for investments sold		2,506,674
Receivable for fund shares sold		5,379,494
Dividends receivable		44,487
Interest receivable		16,941,687
Distributions receivable from Fidelity Central Funds		8,556
Receivable from investment adviser for expense reductions		9,073
Other receivables		2,412
Total assets		893,250,806

Liabilities
Payable for investments purchased	$ 11,244,524
Payable for fund shares redeemed	1,710,911
Distributions payable	825,213
Accrued management fee	407,212
Distribution and service plan fees payable	203,314
Other affiliated payables	169,508
Other payables and accrued expenses	74,606
Total liabilities		14,635,288

Net Assets		$ 878,615,518
Net Assets consist of:
Paid in capital		$ 817,695,385
Undistributed net investment income		12,073,287
Accumulated undistributed net realized gain (loss) on investments		(27,074,121)
Net unrealized appreciation (depreciation) on investments		75,920,967
Net Assets		$ 878,615,518

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($278,577,145 ÷ 32,440,669 shares)	$ 8.59

Maximum offering price per share (100/96.00 of $8.59)	$ 8.95
Class T: Net Asset Value and redemption price per share ($119,576,042 ÷ 13,944,892 shares)	$ 8.57

Maximum offering price per share (100/96.00 of $8.57)	$ 8.93
Class B: Net Asset Value and offering price per share ($29,064,632 ÷ 3,392,354 shares)A	$ 8.57

Class C: Net Asset Value and offering price per share ($121,796,257 ÷ 14,214,150 shares)A	$ 8.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($329,601,442 ÷ 38,329,387 shares)	$ 8.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 151,012
Interest		69,709,117
Income from Fidelity Central Funds		63,583
Total income		69,923,712

Expenses
Management fee	$ 4,463,245
Transfer agent fees	1,659,401
Distribution and service plan fees	2,278,805
Accounting fees and expenses	294,181
Custodian fees and expenses	21,392
Independent trustees' compensation	4,420
Registration fees	114,350
Audit	63,213
Legal	54,186
Miscellaneous	10,529
Total expenses before reductions	8,963,722
Expense reductions	(132,083)	8,831,639
Net investment income		61,092,073
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,897,693
Change in net unrealized appreciation (depreciation) on investment securities		37,579,543
Net gain (loss)		65,477,236
Net increase (decrease) in net assets resulting from operations		$ 126,569,309

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 61,092,073	$ 49,321,902
Net realized gain (loss)	27,897,693	(37,947,386)
Change in net unrealized appreciation (depreciation)	37,579,543	160,152,496
Net increase (decrease) in net assets resulting from operations	126,569,309	171,527,012
Distributions to shareholders from net investment income	(56,793,977)	(43,012,938)
Share transactions - net increase (decrease)	30,984,510	320,669,955
Redemption fees	118,631	259,288
Total increase (decrease) in net assets	100,878,473	449,443,317

Net Assets
Beginning of period	777,737,045	328,293,728
End of period (including undistributed net investment income of $12,073,287 and undistributed net investment income of $7,747,507, respectively)	$ 878,615,518	$ 777,737,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Income from Investment Operations
Net investment income C	.637	.625	.645	.661	.634
Net realized and unrealized gain (loss)	.673	1.318	(2.616)	(.078)	.214
Total from investment operations	1.310	1.943	(1.971)	.583	.848
Distributions from net investment income	(.591)	(.556)	(.621)	(.664)	(.613)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.591)	(.556)	(.681)	(.714)	(.748)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26
Total Return A, B	17.33%	31.69%	(23.03)%	6.46%	9.82%
Ratios to Average Net Assets D, F
Expenses before reductions	1.06%	1.09%	1.12%	1.04%	1.01%
Expenses net of fee waivers, if any	1.06%	1.09%	1.10%	1.04%	1.00%
Expenses net of all reductions	1.06%	1.08%	1.10%	1.03%	1.00%
Net investment income	7.81%	8.91%	7.65%	7.11%	6.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,577	$ 282,936	$ 89,571	$ 110,703	$ 130,666
Portfolio turnover rate E	79%	54%	62%	69%	72%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income C	.633	.622	.645	.654	.624
Net realized and unrealized gain (loss)	.665	1.310	(2.606)	(.077)	.215
Total from investment operations	1.298	1.932	(1.961)	.577	.839
Distributions from net investment income	(.589)	(.555)	(.621)	(.658)	(.604)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.589)	(.555)	(.681)	(.708)	(.739)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25
Total Return A, B	17.17%	31.52%	(22.94)%	6.40%	9.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.11%	1.16%	1.19%	1.15%	1.18%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.78%	8.89%	7.65%	7.04%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,576	$ 111,601	$ 43,018	$ 57,798	$ 68,487
Portfolio turnover rate E	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income C	.579	.571	.593	.593	.565
Net realized and unrealized gain (loss)	.676	1.317	(2.609)	(.086)	.215
Total from investment operations	1.255	1.888	(2.016)	.507	.780
Distributions from net investment income	(.536)	(.511)	(.566)	(.598)	(.545)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.536)	(.511)	(.626)	(.648)	(.680)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return A, B	16.58%	30.73%	(23.47)%	5.61%	9.03%
Ratios to Average Net Assets D, F
Expenses before reductions	1.80%	1.81%	1.82%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	7.13%	8.25%	7.00%	6.39%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,065	$ 32,894	$ 21,429	$ 41,049	$ 51,362
Portfolio turnover rate E	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income C	.575	.572	.583	.584	.556
Net realized and unrealized gain (loss)	.675	1.309	(2.608)	(.085)	.215
Total from investment operations	1.250	1.881	(2.025)	.499	.771
Distributions from net investment income	(.531)	(.504)	(.557)	(.590)	(.536)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.531)	(.504)	(.617)	(.640)	(.671)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return A, B	16.51%	30.60%	(23.54)%	5.51%	8.92%
Ratios to Average Net Assets D, F
Expenses before reductions	1.81%	1.85%	1.86%	1.84%	1.86%
Expenses net of fee waivers, if any	1.81%	1.85%	1.85%	1.84%	1.85%
Expenses net of all reductions	1.81%	1.85%	1.85%	1.84%	1.85%
Net investment income	7.07%	8.15%	6.90%	6.30%	6.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,796	$ 98,361	$ 30,619	$ 50,700	$ 52,796
Portfolio turnover rate E	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Income from Investment Operations
Net investment income B	.655	.637	.669	.678	.648
Net realized and unrealized gain (loss)	.673	1.323	(2.619)	(.078)	.214
Total from investment operations	1.328	1.960	(1.950)	.600	.862
Distributions from net investment income	(.609)	(.573)	(.642)	(.681)	(.627)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.609)	(.573)	(.702)	(.731)	(.762)
Redemption fees added to paid in capital B	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27
Total Return A	17.55%	31.95%	(22.81)%	6.65%	9.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.89%	.90%	.92%	.90%	.91%
Expenses net of fee waivers, if any	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%	.85%	.85%	.85%	.85%
Net investment income	8.03%	9.15%	7.90%	7.29%	7.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 329,601	$ 251,945	$ 143,656	$ 206,188	$ 208,205
Portfolio turnover rate D	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,994,772
Gross unrealized depreciation	(3,282,993)
Net unrealized appreciation (depreciation)	$ 82,711,779

Tax Cost	$ 784,588,142

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,190,814
Capital loss carryforward	$ (26,981,121)
Net unrealized appreciation (depreciation)	$ 82,707,241

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 56,793,977	$ 43,012,938

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $605,984,848 and $597,660,495, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 669,565	$ 6,230
Class T	-%	.25%	279,713	588
Class B	.65%	.25%	273,285	197,572
Class C	.75%	.25%	1,056,242	282,521
			$ 2,278,805	$ 486,911

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76,235
Class T	17,524
Class B*	66,908
Class C*	22,144
$ 182,811

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 471,301.18
Class T	251,911.23
Class B	79,879.26
Class C	176,845.17
Institutional Class	679,465.25
	$ 1,659,401

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,072 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.10%	$ 14,534
Class B	1.75%	15,539
Institutional Class	.85%	100,892
		$ 130,965

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,098.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 19,564,063	$ 14,826,870
Class T	8,106,510	6,135,544
Class B	2,016,196	1,894,439
Class C	6,870,782	4,503,367
Institutional Class	20,236,426	15,652,718
Total	$ 56,793,977	$ 43,012,938

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	12,522,852	30,560,083	$ 102,338,670	$ 204,385,489
Reinvestment of distributions	1,933,676	1,768,218	15,757,880	12,459,517
Shares redeemed	(17,971,169)	(10,186,786)	(146,048,194)	(70,599,371)
Net increase (decrease)	(3,514,641)	22,141,515	$ (27,951,644)	$ 146,245,635

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class T
Shares sold	4,262,025	10,322,686	$ 34,864,789	$ 69,320,898
Reinvestment of distributions	801,021	709,444	6,526,420	4,967,568
Shares redeemed	(5,319,048)	(3,473,620)	(42,961,064)	(24,238,299)
Net increase (decrease)	(256,002)	7,558,510	$ (1,569,855)	$ 50,050,167
Class B
Shares sold	980,780	2,249,463	$ 7,948,435	$ 15,307,774
Reinvestment of distributions	178,898	178,901	1,455,158	1,237,038
Shares redeemed	(1,956,336)	(1,550,654)	(15,872,081)	(10,542,209)
Net increase (decrease)	(796,658)	877,710	$ (6,468,488)	$ 6,002,603
Class C
Shares sold	4,995,047	9,727,146	$ 40,775,675	$ 65,826,181
Reinvestment of distributions	603,900	438,112	4,920,435	3,085,477
Shares redeemed	(3,909,452)	(2,371,464)	(31,699,416)	(16,619,567)
Net increase (decrease)	1,689,495	7,793,794	$ 13,996,694	$ 52,292,091
Institutional Class
Shares sold	13,581,004	16,964,074	$ 111,569,405	$ 113,961,441
Reinvestment of distributions	2,217,926	2,049,342	18,146,842	14,203,877
Shares redeemed	(9,445,366)	(9,166,153)	(76,738,444)	(62,085,859)
Net increase (decrease)	6,353,564	9,847,263	$ 52,977,803	$ 66,079,459

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1991

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-

present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of .04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $41,208,970 of distributions paid during the period January 1, 2010 to October 31, 2010, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2009, the total expenses of Class T ranked equal to its competitive median for 2009, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHI-UANN-1210
1.784748.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
High Income
Fund - Institutional Class

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	17.55%	7.03%	7.43%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM High Income Fund - Institutional Class on October 31, 2000. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted strong gains during the 12 months ending October 31, 2010, with The BofA Merrill Lynch US High Yield Constrained IndexSM returning 19.08%. By comparison, the S&P 500® Index, a proxy for U.S. equity market performance, returned 16.52% and the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of investment-grade bonds, gained 8.01%. The backdrop remained positive for high yield, with U.S. economic expansion on an upward trajectory, improved credit conditions, exceptionally low interest rates and better-than-expected corporate financial results. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at lower prevailing rates that were still high enough to attract yield-hungry investors seeking alternatives to the anemic returns of higher-quality government bonds and money market instruments. The secondary market for high-yield bonds was active, paralleling a steady stream of new high-yield issuance that was generally well-received by market participants encouraged by an increasing number of credit upgrades. Fewer companies entered the distressed-securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. At times, equity market volatility hurt high-yield bonds, but these setbacks were temporary.

Comments from Matthew Conti, Portfolio Manager of Fidelity AdvisorSM High Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 17.33%, 17.17%, 16.58% and 16.51%, respectively (excluding sales charges), underperforming the BofA Merrill Lynch index. Underweightings in insurance and banks/thrifts detracted, as did unfavorable security selection within energy. From an asset allocation standpoint, the fund's modest cash position dragged on performance within a strong market, while an out-of-index stake in floating-rate bank debt also hurt. Untimely ownership of and an underweighting in insurance giant American International Group (AIG) dampened performance. Our positions in the senior debt of broadcaster Clear Channel Communications detracted, as did untimely ownership of natural gas exploration and production company Chesapeake Energy, not owning real estate investment trust and index component iStar Financial, and an investment in Edgen Murray, a distributor of products for the energy industry. On the plus side, strong security selection within electric utilities and technology helped, as did overweighting air transportation. Picks in diversified financials helped, but gains were offset by underweighting the group. Our positions in bonds issued by Texas electric utility TXU Energy contributed, as did Ford Motor Credit, AIG subsidiary International Lease Finance and underweighting credit card processor First Data. Some securities mentioned were not held at period end.

Comments from Matthew Conti, Portfolio Manager of Fidelity AdvisorSM High Income Fund: For the year, the fund's Institutional Class shares returned 17.55%, underperforming the BofA index. Underweightings in insurance and banks/thrifts detracted, as did unfavorable security selection within energy. From an asset allocation standpoint, the fund's modest cash position dragged on performance within a strong market, while an out-of-index stake in floating-rate bank debt also hurt. Untimely ownership of and an underweighting in insurance giant American International Group (AIG) dampened performance. Our positions in the senior debt of broadcaster Clear Channel Communications detracted, as did untimely ownership of natural gas exploration and production company Chesapeake Energy, not owning real estate investment trust and index component iStar Financial, and an investment in Edgen Murray, a distributor of products for the energy industry. On the plus side, strong security selection within electric utilities and technology helped, as did overweighting air transportation. Picks in diversified financials helped, but gains were offset by underweighting the group. Our positions in bonds issued by Texas electric utility TXU Energy contributed, as did Ford Motor Credit, AIG subsidiary International Lease Finance and underweighting credit card processor First Data. Some securities mentioned were not held at period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.06%
Actual		$ 1,000.00	$ 1,067.90	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.10%
Actual		$ 1,000.00	$ 1,066.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60
Class B	1.75%
Actual		$ 1,000.00	$ 1,064.40	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.79%
Actual		$ 1,000.00	$ 1,064.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,068.90	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.2	1.2
Nielsen Finance LLC/Nielsen Finance Co.	2.1	1.6
Ford Motor Credit Co. LLC	2.1	1.7
HCA, Inc.	1.7	1.9
Nextel Communications, Inc.	1.5	1.8
	9.6
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.9	14.8
Energy	7.7	8.3
Diversified Financial Services	6.2	4.8
Electric Utilities	6.1	5.6
Technology	6.0	7.8
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 3.1%	BBB 2.6%
BB 29.0%	BB 30.1%
B 46.8%	B 43.8%
CCC,CC,C 13.3%	CCC,CC,C 15.5%
Not Rated 2.3%	Not Rated 3.1%
Equities 0.4%	Equities 0.7%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010 *		As of April 30, 2010 **
	Nonconvertible Bonds 88.5%		Nonconvertible Bonds 88.6%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 1.0%
	Floating Rate Loans 5.4%		Floating Rate Loans 6.4%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	15.8%	** Foreign investments	14.1%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 89.1%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 710,000	$ 497,000
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	1,580,000	1,507,794
Technology - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25	3,255,000	3,037,322
TOTAL CONVERTIBLE BONDS		5,042,116
Nonconvertible Bonds - 88.5%
Aerospace - 1.2%
Alliant Techsystems, Inc. 6.875% 9/15/20	1,440,000	1,512,000
BE Aerospace, Inc.:
6.875% 10/1/20	955,000	1,012,300
8.5% 7/1/18	2,895,000	3,242,400
Esterline Technologies Corp. 7% 8/1/20 (c)	900,000	947,250
Sequa Corp.:
11.75% 12/1/15 (c)	2,820,000	3,066,750
13.5% 12/1/15 pay-in-kind (c)	564,499	616,715
		10,397,415
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (c)	3,525,000	3,692,438
American Airlines, Inc. 10.5% 10/15/12	2,235,000	2,430,563
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	189,431	164,805
8.608% 10/1/12	200,000	202,000
10.375% 7/2/19	1,267,331	1,514,460
AMR Corp. 9% 8/1/12	775,000	775,000
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	144,285	145,728
9.798% 4/1/21	1,534,629	1,534,629
6.75% 9/15/15 (c)	4,010,000	4,180,425
Continental Airlines, Inc. 9.25% 5/10/17	2,135,000	2,284,450
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,604,004	1,672,174
8.954% 8/10/14	1,339,502	1,386,385
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	547,226	560,906
United Air Lines, Inc.:
9.875% 8/1/13 (c)	545,000	599,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc.: - continued
12% 11/1/13 (c)	$ 695,000	$ 795,775
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,106,178	1,061,931
9.75% 1/15/17	1,594,140	1,849,203
12% 1/15/16 (c)	581,728	666,078
		25,516,450
Automotive - 3.6%
Accuride Corp. 9.5% 8/1/18 (c)	1,875,000	2,039,063
American Axle & Manufacturing, Inc. 7.875% 3/1/17	900,000	909,000
ArvinMeritor, Inc.:
8.125% 9/15/15	2,205,000	2,298,713
10.625% 3/15/18	505,000	570,650
Ford Motor Co. 7.45% 7/16/31	1,650,000	1,872,750
Ford Motor Credit Co. LLC:
5.625% 9/15/15	2,440,000	2,592,500
6.625% 8/15/17	2,190,000	2,441,850
7% 4/15/15	2,330,000	2,563,000
8% 6/1/14	1,240,000	1,388,800
8% 12/15/16	1,420,000	1,662,858
8.125% 1/15/20	1,240,000	1,516,356
12% 5/15/15	4,250,000	5,461,250
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,961,000
Navistar International Corp. 8.25% 11/1/21	1,785,000	1,950,113
Tenneco, Inc. 7.75% 8/15/18 (c)	1,160,000	1,244,100
		31,472,003
Banks and Thrifts - 3.3%
Ally Financial, Inc. 7.5% 9/15/20 (c)	2,195,000	2,370,600
Bank of America Corp.:
8% (d)	680,000	676,600
8.125% (d)	900,000	904,500
CIT Group, Inc.:
7% 5/1/13	253,246	256,412
7% 5/1/14	2,529,868	2,542,517
7% 5/1/15	1,884,868	1,884,868
7% 5/1/16	2,728,115	2,721,295
7% 5/1/17	6,321,361	6,289,754
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	1,950,000	1,857,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.75% 12/1/14	$ 3,570,000	$ 3,730,650
8% 12/31/18	1,695,000	1,750,088
8% 11/1/31	1,565,000	1,705,850
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,671,722
		29,362,231
Broadcasting - 1.8%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,147,600
Belo Corp. 8% 11/15/16	340,000	377,400
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,300,000	1,581,250
11% 8/1/16 pay-in-kind (d)	1,672,825	1,250,437
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (c)	3,075,000	3,236,438
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	4,990,441	5,230,606
Univision Communications, Inc.:
7.875% 11/1/20 (c)	825,000	862,125
12% 7/1/14 (c)	1,350,000	1,491,750
		16,177,606
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (c)	3,305,000	3,313,263
Cable TV - 4.2%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,226,250
8% 4/15/20	1,125,000	1,243,125
8.625% 9/15/17	3,160,000	3,547,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25% 10/30/17 (c)	2,635,000	2,727,225
7.875% 4/30/18 (c)	2,520,000	2,671,200
8.125% 4/30/20 (c)	1,615,000	1,744,200
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	5,065,000	5,406,888
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	799,382	957,260
CSC Holdings LLC:
8.5% 4/15/14	1,075,000	1,202,603
8.5% 6/15/15	2,960,000	3,259,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC: - continued
8.625% 2/15/19	$ 610,000	$ 704,550
EchoStar Communications Corp.:
7.125% 2/1/16	1,000,000	1,058,800
7.75% 5/31/15	1,295,000	1,408,313
Insight Communications, Inc. 9.375% 7/15/18 (c)	3,060,000	3,304,800
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,265,131
UPC Germany GmbH 8.125% 12/1/17 (c)	1,970,000	2,088,200
Videotron Ltd. 9.125% 4/15/18	2,145,000	2,413,125
		37,228,470
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	2,962,700
Coleman Cable, Inc. 9% 2/15/18	415,000	433,675
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18	2,310,000	2,425,500
11.75% 8/1/16	1,205,000	1,295,375
SPX Corp. 6.875% 9/1/17 (c)	2,710,000	2,906,475
		10,023,725
Chemicals - 2.3%
Celanese US Holdings LLC 6.625% 10/15/18 (c)	1,015,000	1,078,438
Huntsman International LLC:
5.5% 6/30/16	2,220,000	2,175,600
8.625% 3/15/20	1,255,000	1,372,656
8.625% 3/15/21 (c)	2,295,000	2,507,288
LBI Escrow Corp. 8% 11/1/17 (c)	1,325,000	1,450,875
Lyondell Chemical Co. 11% 5/1/18	3,210,000	3,595,200
Momentive Performance Materials, Inc. 9% 1/15/21 (c)	675,000	702,000
NOVA Chemicals Corp.:
3.7476% 11/15/13 (d)	1,630,000	1,601,475
6.5% 1/15/12	2,270,000	2,360,800
8.375% 11/1/16	1,360,000	1,489,200
8.625% 11/1/19	1,355,000	1,504,050
		19,837,582
Containers - 1.5%
Berry Plastics Corp.:
5.0391% 2/15/15 (d)	875,000	840,000
8.25% 11/15/15	2,655,000	2,797,839
8.875% 9/15/14	1,705,000	1,713,525
9.5% 5/15/18	2,960,000	2,900,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc. 7.375% 12/15/26	$ 1,940,000	$ 1,952,125
Greif, Inc. 6.75% 2/1/17	2,455,000	2,614,575
		12,818,864
Diversified Financial Services - 5.5%
GMAC, Inc. 8% 3/15/20 (c)	2,145,000	2,348,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,990,000	3,072,225
8% 1/15/18	2,445,000	2,512,238
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	870,000	682,950
Ineos Finance PLC 9% 5/15/15 (c)	1,725,000	1,824,188
International Lease Finance Corp.:
5.625% 9/20/13	1,080,000	1,086,750
5.65% 6/1/14	900,000	900,000
6.375% 3/25/13	245,000	252,350
6.5% 9/1/14 (c)	1,360,000	1,465,400
6.625% 11/15/13	1,145,000	1,179,350
6.75% 9/1/16 (c)	1,360,000	1,482,400
8.625% 9/15/15 (c)	4,640,000	5,208,400
8.75% 3/15/17 (c)	3,120,000	3,549,000
8.875% 9/1/17	4,095,000	4,668,300
National Money Mart Co. 10.375% 12/15/16	2,070,000	2,235,600
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (c)	1,565,000	1,580,650
Nuveen Investments, Inc.:
5.5% 9/15/15	1,695,000	1,432,275
10.5% 11/15/15	1,285,000	1,336,400
Offshore Group Investment Ltd. 11.5% 8/1/15 (c)	2,610,000	2,776,388
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	2,105,000	2,241,825
SLM Corp. 8% 3/25/20	2,864,000	2,864,000
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	2,930,000	3,365,691
		48,065,155
Diversified Media - 3.8%
Affinion Group, Inc. 11.5% 10/15/15	1,360,000	1,436,568
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	2,885,000	3,086,950
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17	385,000	415,800
Series B 9.25% 12/15/17	2,015,000	2,201,388
Entravision Communication Corp. 8.75% 8/1/17 (c)	830,000	879,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	$ 205,000	$ 220,888
10% 7/15/17	760,000	900,600
Liberty Media Corp. 8.25% 2/1/30	165,000	165,206
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	6,400,000	6,528,000
7.75% 10/15/18 (c)	3,670,000	3,807,625
10% 8/1/14	2,475,000	2,598,750
11.5% 5/1/16	1,435,000	1,643,075
11.625% 2/1/14	3,605,000	4,127,725
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,808,000
7.75% 3/15/16	2,425,000	2,522,000
		33,342,375
Electric Utilities - 5.2%
AES Corp.:
7.75% 3/1/14	2,155,000	2,343,563
7.75% 10/15/15	1,630,000	1,784,850
8% 10/15/17	3,010,000	3,311,000
9.75% 4/15/16	905,000	1,052,063
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	1,910,000	2,072,350
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	2,155,000	1,670,125
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	3,085,000	3,216,113
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	1,450,000	1,408,240
9.875% 10/15/20 (c)	1,400,000	1,358,000
Intergen NV 9% 6/30/17 (c)	2,470,000	2,667,600
Mirant Americas Generation LLC:
8.5% 10/1/21	2,955,000	2,895,900
9.125% 5/1/31	3,815,000	3,624,250
NRG Energy, Inc. 7.375% 2/1/16	3,165,000	3,291,600
NSG Holdings II, LLC 7.75% 12/15/25 (c)	8,320,000	7,560,800
Otter Tail Corp. 9% 12/15/16	1,675,000	1,792,250
RRI Energy, Inc. 7.625% 6/15/14	5,550,000	5,591,625
		45,640,329
Energy - 7.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,485,000	1,624,783
6.375% 9/15/17	691,000	767,692
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Anadarko Petroleum Corp.: - continued
6.95% 6/15/19	$ 695,000	$ 786,807
Antero Resources Finance Corp. 9.375% 12/1/17	2,225,000	2,372,295
Continental Resources, Inc. 7.125% 4/1/21 (c)	1,405,000	1,510,375
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,205,000	1,301,400
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,873,150
Drummond Co., Inc. 7.375% 2/15/16	4,705,000	4,846,150
Edgen Murray Corp. 12.25% 1/15/15	3,450,000	2,811,750
El Paso Corp.:
7% 6/15/17	1,105,000	1,209,975
7.25% 6/1/18	1,535,000	1,703,850
Energy Transfer Equity LP 7.5% 10/15/20	1,845,000	2,008,836
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	1,905,000	1,866,900
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,094,475
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	15,000	11,625
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (c)	1,590,000	1,657,575
LINN Energy LLC:
7.75% 2/1/21 (c)	1,660,000	1,720,175
8.625% 4/15/20 (c)	2,100,000	2,268,000
OPTI Canada, Inc. 8.25% 12/15/14	2,640,000	1,980,000
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,893,800
Parker Drilling Co. 9.125% 4/1/18	675,000	702,000
Petrohawk Energy Corp.:
7.25% 8/15/18	1,675,000	1,742,000
7.875% 6/1/15	985,000	1,044,100
10.5% 8/1/14	1,845,000	2,100,902
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,925,413
7.5% 1/15/20	1,610,000	1,811,250
Plains Exploration & Production Co.:
7% 3/15/17	970,000	1,006,375
7.625% 6/1/18	965,000	1,032,550
7.75% 6/15/15	2,895,000	3,054,225
10% 3/1/16	1,435,000	1,643,075
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,405,000	3,251,775
9.125% 8/15/19	1,405,000	1,489,300
11.75% 1/1/16	1,520,000	1,736,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp. 6.75% 8/1/20	$ 2,025,000	$ 2,171,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (c)	1,830,000	1,939,800
		66,960,791
Entertainment/Film - 0.5%
MCE Finance Ltd. 10.25% 5/15/18 (c)	3,550,000	4,011,500
Environmental - 0.1%
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (c)	790,000	865,050
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	675,000	546,750
7.75% 6/15/26	200,000	166,000
8% 5/1/31	1,015,000	824,688
SUPERVALU, Inc. 8% 5/1/16	1,475,000	1,493,438
Tops Markets LLC 10.125% 10/15/15 (c)	1,275,000	1,377,000
		4,407,876
Food/Beverage/Tobacco - 0.3%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	945,000	945,000
NBTY, Inc. 9% 10/1/18 (c)	1,960,000	2,087,400
		3,032,400
Gaming - 2.3%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (c)(d)	360,000	228,600
8% 11/15/13 (c)	935,000	598,400
Las Vegas Sands Corp. 6.375% 2/15/15	915,000	926,438
MGM Mirage, Inc.:
5.875% 2/27/14	965,000	858,850
6.625% 7/15/15	3,615,000	3,145,050
6.75% 9/1/12	695,000	681,100
6.75% 4/1/13	275,000	266,750
7.5% 6/1/16	935,000	829,813
MGM Resorts International:
10% 11/1/16 (c)	2,900,000	2,856,500
11.375% 3/1/18	790,000	815,675
Scientific Games Corp.:
7.875% 6/15/16 (c)	1,285,000	1,339,613
9.25% 6/15/19	1,530,000	1,683,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	$ 1,535,000	$ 1,496,625
7.25% 5/1/12	1,430,000	1,394,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (c)	2,960,000	3,211,600
		20,332,264
Healthcare - 5.9%
Biomet, Inc.:
10% 10/15/17	1,505,000	1,670,550
10.375% 10/15/17 pay-in-kind (d)	225,000	250,313
DaVita, Inc.:
6.375% 11/1/18	1,030,000	1,053,175
6.625% 11/1/20	890,000	912,250
DJO Finance LLC/DJO Finance Corp.:
9.75% 10/15/17 (c)	250,000	260,625
10.875% 11/15/14	5,230,000	5,739,925
HCA, Inc.:
8.5% 4/15/19	1,950,000	2,186,438
9.125% 11/15/14	5,535,000	5,784,075
9.25% 11/15/16	2,600,000	2,814,500
9.625% 11/15/16 pay-in-kind (d)	2,398,000	2,601,830
9.875% 2/15/17	1,010,000	1,133,725
HealthSouth Corp.:
7.25% 10/1/18	1,470,000	1,528,800
7.75% 9/15/22	785,000	816,400
Mylan, Inc.:
7.625% 7/15/17 (c)	2,055,000	2,270,775
7.875% 7/15/20 (c)	1,410,000	1,572,150
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,508,400
7% 1/15/16	2,895,000	2,996,325
7.5% 2/15/20 (c)	1,190,000	1,261,400
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,934,500
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	4,465,000	4,677,088
8% 2/1/18 (c)	1,895,000	1,985,013
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP:
6.5% 6/1/16	$ 1,715,000	$ 1,792,175
6.5% 6/1/16	1,730,000	1,807,850
		51,558,282
Homebuilding/Real Estate - 1.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (c)	1,040,000	1,050,400
KB Home 7.25% 6/15/18	1,250,000	1,212,500
Lennar Corp.:
5.6% 5/31/15	390,000	368,550
12.25% 6/1/17	2,765,000	3,318,000
Standard Pacific Corp.:
7% 8/15/15	730,000	719,050
8.375% 5/15/18	1,200,000	1,242,000
10.75% 9/15/16	1,650,000	1,856,250
		9,766,750
Hotels - 0.8%
Host Hotels & Resorts LP:
6% 11/1/20 (c)	2,490,000	2,490,000
6.875% 11/1/14	225,000	232,313
9% 5/15/17	1,415,000	1,588,338
Host Marriott LP 7.125% 11/1/13	2,764,000	2,805,460
		7,116,111
Leisure - 2.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	2,145,000	2,252,250
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	1,280,000	1,355,200
NCL Corp. Ltd. 11.75% 11/15/16	1,065,000	1,230,075
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,675,000	1,796,438
7.25% 3/15/18	950,000	1,016,500
11.875% 7/15/15	975,000	1,218,750
yankee:
7% 6/15/13	3,660,000	3,961,950
7.25% 6/15/16	3,345,000	3,646,050
7.5% 10/15/27	1,605,000	1,588,950
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	698,265
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	$ 845,000	$ 895,700
10.875% 11/15/16	1,905,000	2,105,025
		21,765,153
Metals/Mining - 2.3%
Arch Coal, Inc.:
7.25% 10/1/20	370,000	403,300
8.75% 8/1/16	1,345,000	1,506,400
Arch Western Finance LLC 6.75% 7/1/13	469,000	476,035
CONSOL Energy, Inc.:
8% 4/1/17 (c)	1,810,000	1,977,425
8.25% 4/1/20 (c)	1,210,000	1,343,100
Drummond Co., Inc. 9% 10/15/14 (c)	565,000	601,725
FMG Finance Property Ltd.:
10% 9/1/13 (c)	1,205,000	1,500,225
10.625% 9/1/16 (c)	1,205,000	1,777,375
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	2,870,000	2,941,750
Massey Energy Co. 6.875% 12/15/13	5,000,000	5,068,750
Severstal Columbus LLC 10.25% 2/15/18 (c)	2,695,000	2,856,700
		20,452,785
Paper - 0.6%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	900,000	941,670
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	1,050,000	1,076,250
11.5% 7/1/14	3,130,000	3,474,300
		5,492,220
Publishing/Printing - 0.4%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	2,515,000	2,640,750
Visant Corp. 10% 10/1/17 (c)	1,135,000	1,200,263
		3,841,013
Services - 4.2%
Aircastle Ltd. 9.75% 8/1/18	1,760,000	1,918,400
ARAMARK Corp.:
3.9656% 2/1/15 (d)	3,755,000	3,501,538
8.5% 2/1/15	2,260,000	2,373,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	3,910,000	4,017,525
7.75% 5/15/16	2,195,000	2,227,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (c)	$ 650,000	$ 702,000
7.875% 7/15/20 (c)	865,000	942,850
FTI Consulting, Inc. 6.75% 10/1/20 (c)	2,165,000	2,257,013
Hertz Corp.:
7.5% 10/15/18 (c)	4,535,000	4,659,713
8.875% 1/1/14	2,080,000	2,132,000
10.5% 1/1/16	2,475,000	2,623,500
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	4,560,000	4,172,400
PHH Corp. 9.25% 3/1/16 (c)	1,340,000	1,370,150
Rural/Metro Corp. 12.75% 3/15/16	1,739,000	1,860,730
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	2,045,000	2,188,150
		36,946,894
Shipping - 1.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	1,580,000	1,682,700
9.5% 12/15/14	2,415,000	2,505,563
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	229,775
8.125% 3/30/18	1,980,000	2,079,000
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,064,913
Teekay Corp. 8.5% 1/15/20	940,000	1,045,750
		11,607,701
Specialty Retailing - 1.0%
Sears Holdings Corp. 6.625% 10/15/18 (c)	4,505,000	4,477,069
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	4,020,000	4,572,750
		9,049,819
Steels - 0.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	260,000	239,200
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,085,000	2,152,763
Steel Dynamics, Inc. 6.75% 4/1/15	3,780,000	3,893,400
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,203,685
		7,489,048
Super Retail - 1.6%
AutoNation, Inc. 6.75% 4/15/18	3,045,000	3,128,738
Netflix, Inc. 8.5% 11/15/17	2,560,000	2,873,600
QVC, Inc. 7.125% 4/15/17 (c)	1,015,000	1,068,288
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	2,050,000	2,091,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	$ 3,285,000	$ 3,531,375
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,005,000	1,045,200
		13,738,201
Technology - 5.5%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (c)	1,700,000	1,802,000
Amkor Technology, Inc. 7.375% 5/1/18 (c)	1,955,000	2,033,200
Avaya, Inc.:
9.75% 11/1/15	1,990,000	2,004,925
10.125% 11/1/15 pay-in-kind (d)	3,378,985	3,404,327
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (d)	2,431,109	2,473,653
9.25% 4/15/18 (c)	1,870,000	2,000,900
10.125% 12/15/16	3,245,000	3,163,875
10.125% 3/15/18 (c)	3,475,000	3,831,188
Jabil Circuit, Inc.:
5.625% 12/15/20	650,000	655,655
7.75% 7/15/16	1,615,000	1,861,288
8.25% 3/15/18	1,215,000	1,424,588
Lucent Technologies, Inc.:
6.45% 3/15/29	4,400,000	3,674,000
6.5% 1/15/28	1,065,000	886,613
Seagate HDD Cayman 6.875% 5/1/20 (c)	795,000	798,975
Seagate Technology HDD Holdings 6.8% 10/1/16	1,995,000	2,029,913
SunGard Data Systems, Inc. 10.25% 8/15/15	3,020,000	3,178,550
Terremark Worldwide, Inc. 12% 6/15/17	3,200,000	3,664,000
Viasystems, Inc. 12% 1/15/15 (c)	1,110,000	1,241,813
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,823,557
		47,953,020
Telecommunications - 12.0%
Citizens Communications Co.:
7.875% 1/15/27	635,000	654,050
9% 8/15/31	1,390,000	1,549,850
Cleveland Unlimited, Inc. 11.5% 12/15/10 (c)(d)	865,000	856,350
Cricket Communications, Inc.:
7.75% 5/15/16	1,955,000	2,091,850
9.375% 11/1/14	990,000	1,037,025
Digicel Group Ltd.:
8.25% 9/1/17 (c)	2,150,000	2,257,500
8.875% 1/15/15 (c)	3,935,000	3,994,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (c)(d)	$ 2,020,000	$ 2,055,350
12% 4/1/14 (c)	2,200,000	2,552,000
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,082,500
Frontier Communications Corp.:
7.875% 4/15/15	2,440,000	2,726,700
8.125% 10/1/18	3,460,000	3,944,400
8.25% 5/1/14	2,285,000	2,561,942
8.25% 4/15/17	1,775,000	2,023,500
8.5% 4/15/20	605,000	698,775
Global Crossing Ltd. 12% 9/15/15	1,940,000	2,206,750
Intelsat Bermuda Ltd.:
11.25% 2/4/17	1,055,000	1,128,850
12% 2/4/17 pay-in-kind (d)	5,856,241	6,255,084
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,705,000	2,884,342
11.5% 6/15/16	2,260,000	2,446,450
Intelsat Jackson Holdings SA 7.25% 10/15/20 (c)	3,005,000	3,050,075
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	5,375,013
7.625% 4/15/12	1,215,000	1,257,525
11.25% 6/15/16	745,000	810,188
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	280,000	288,400
8.875% 1/15/15	4,255,000	4,403,925
MetroPCS Wireless, Inc.:
7.875% 9/1/18	2,490,000	2,670,525
9.25% 11/1/14	2,350,000	2,458,570
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,480,475
6.875% 10/31/13	3,580,000	3,606,850
7.375% 8/1/15	4,635,000	4,652,381
NII Capital Corp.:
8.875% 12/15/19	1,875,000	2,081,250
10% 8/15/16	1,680,000	1,904,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	1,705,000	1,803,038
7.5% 2/15/14	1,040,000	1,060,800
8% 10/1/15	2,465,000	2,680,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
3.5422% 6/15/13 (d)	$ 2,450,000	$ 2,566,375
8.375% 5/1/16	855,000	1,030,532
Sprint Nextel Corp. 6% 12/1/16	2,445,000	2,445,000
U.S. West Communications 7.5% 6/15/23	2,780,000	2,800,850
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	3,060,000	3,473,100
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	2,951,867	3,294,550
		105,202,103
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	2,825,000	2,867,375
TOTAL NONCONVERTIBLE BONDS		777,651,824
TOTAL CORPORATE BONDS (Cost $709,280,857)		782,693,940
Preferred Stocks - 0.4%
	Shares
Convertible Preferred Stocks - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,111,130
Nonconvertible Preferred Stocks - 0.3%
Diversified Financial Services - 0.3%
GMAC, Inc. 7.00% (c)	2,570	2,268,025
TOTAL PREFERRED STOCKS (Cost $3,338,549)		3,379,155
Floating Rate Loans - 5.4%
	Principal Amount	Value
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (d)	$ 1,734,989	$ 1,682,939
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (d)	167,912	159,517
US Airways Group, Inc. term loan 2.7884% 3/23/14 (d)	2,911,383	2,620,245
		4,462,701
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (d)	2,593,678	2,282,437
Tranche C, term loan 2.1975% 12/27/15 (d)	1,561,214	1,362,159
		3,644,596
Broadcasting - 0.6%
Clear Channel Capital I LLC Tranche B, term loan 3.9053% 1/29/16 (d)	2,320,000	1,841,500
Univision Communications, Inc. term loan 4.5063% 3/31/17 (d)	3,631,700	3,450,115
		5,291,615
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (d)	966,149	949,242
Capital Goods - 0.5%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (d)	4,090,000	4,069,550
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,310,654	1,310,654
Tranche 2LN, term loan 10% 9/2/16 (d)	1,480,000	1,472,600
		2,783,254
Diversified Financial Services - 0.4%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (d)	3,050,000	3,122,438
Fifth Third Processing Solutions:
Tranche 1LN, term loan 10/29/16	215,000	212,850
Tranche 2LN, term loan 8.25% 10/29/17 (d)	50,000	49,500
		3,384,788
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (d)	$ 547,730	$ 529,245
term loan 3.2894% 3/30/14 (d)	6,304,338	6,091,567
		6,620,812
Gaming - 0.2%
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (d)	1,509,120	1,409,141
Tranche I, term loan 3.03% 11/23/16 (d)	309,151	288,670
		1,697,811
Leisure - 0.3%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,699,600	2,740,094
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	780,000	834,600
Visant Corp. Tranche B, term loan 7% 12/22/16 (d)	1,080,000	1,089,450
		1,924,050
Technology - 0.2%
Avaya, Inc. term loan 3.0575% 10/24/14 (d)	1,572,758	1,431,210
Telecommunications - 0.9%
Asurion Corp.:
Tranche 2LN, term loan 6.7563% 7/3/15 (d)	3,955,000	3,688,038
Tranche B 2LN, term loan 6.75% 3/31/15 (d)	3,320,000	3,261,900
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (d)	1,335,000	1,268,250
		8,218,188
TOTAL FLOATING RATE LOANS (Cost $44,746,095)		47,217,911
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (a) (Cost $34,008,915)	34,008,915	$ 34,008,915
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $791,374,416)		867,299,921
NET OTHER ASSETS (LIABILITIES) - 1.3%		11,315,597
NET ASSETS - 100%		$ 878,615,518
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,623,096 or 28.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,583
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,268,025	$ -	$ 2,268,025	$ -
Utilities	1,111,130	-	1,111,130	-
Corporate Bonds	782,693,940	-	782,693,940	-
Floating Rate Loans	47,217,911	-	47,217,911	-
Money Market Funds	34,008,915	34,008,915	-	-
Total Investments in Securities:	$ 867,299,921	$ 34,008,915	$ 833,291,006	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.2%
Bermuda	5.3%
Canada	3.3%
Cayman Islands	1.9%
Liberia	1.5%
Luxembourg	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At October 31, 2010, the fund had a capital loss carryforward of approximately $26,981,121 all of which will expire on October 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $757,365,501)	$ 833,291,006
Fidelity Central Funds (cost $34,008,915)	34,008,915
Total Investments (cost $791,374,416)		$ 867,299,921
Cash		1,058,502
Receivable for investments sold		2,506,674
Receivable for fund shares sold		5,379,494
Dividends receivable		44,487
Interest receivable		16,941,687
Distributions receivable from Fidelity Central Funds		8,556
Receivable from investment adviser for expense reductions		9,073
Other receivables		2,412
Total assets		893,250,806

Liabilities
Payable for investments purchased	$ 11,244,524
Payable for fund shares redeemed	1,710,911
Distributions payable	825,213
Accrued management fee	407,212
Distribution and service plan fees payable	203,314
Other affiliated payables	169,508
Other payables and accrued expenses	74,606
Total liabilities		14,635,288

Net Assets		$ 878,615,518
Net Assets consist of:
Paid in capital		$ 817,695,385
Undistributed net investment income		12,073,287
Accumulated undistributed net realized gain (loss) on investments		(27,074,121)
Net unrealized appreciation (depreciation) on investments		75,920,967
Net Assets		$ 878,615,518

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($278,577,145 ÷ 32,440,669 shares)	$ 8.59

Maximum offering price per share (100/96.00 of $8.59)	$ 8.95
Class T: Net Asset Value and redemption price per share ($119,576,042 ÷ 13,944,892 shares)	$ 8.57

Maximum offering price per share (100/96.00 of $8.57)	$ 8.93
Class B: Net Asset Value and offering price per share ($29,064,632 ÷ 3,392,354 shares)A	$ 8.57

Class C: Net Asset Value and offering price per share ($121,796,257 ÷ 14,214,150 shares)A	$ 8.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($329,601,442 ÷ 38,329,387 shares)	$ 8.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 151,012
Interest		69,709,117
Income from Fidelity Central Funds		63,583
Total income		69,923,712

Expenses
Management fee	$ 4,463,245
Transfer agent fees	1,659,401
Distribution and service plan fees	2,278,805
Accounting fees and expenses	294,181
Custodian fees and expenses	21,392
Independent trustees' compensation	4,420
Registration fees	114,350
Audit	63,213
Legal	54,186
Miscellaneous	10,529
Total expenses before reductions	8,963,722
Expense reductions	(132,083)	8,831,639
Net investment income		61,092,073
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,897,693
Change in net unrealized appreciation (depreciation) on investment securities		37,579,543
Net gain (loss)		65,477,236
Net increase (decrease) in net assets resulting from operations		$ 126,569,309

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 61,092,073	$ 49,321,902
Net realized gain (loss)	27,897,693	(37,947,386)
Change in net unrealized appreciation (depreciation)	37,579,543	160,152,496
Net increase (decrease) in net assets resulting from operations	126,569,309	171,527,012
Distributions to shareholders from net investment income	(56,793,977)	(43,012,938)
Share transactions - net increase (decrease)	30,984,510	320,669,955
Redemption fees	118,631	259,288
Total increase (decrease) in net assets	100,878,473	449,443,317

Net Assets
Beginning of period	777,737,045	328,293,728
End of period (including undistributed net investment income of $12,073,287 and undistributed net investment income of $7,747,507, respectively)	$ 878,615,518	$ 777,737,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Income from Investment Operations
Net investment income C	.637	.625	.645	.661	.634
Net realized and unrealized gain (loss)	.673	1.318	(2.616)	(.078)	.214
Total from investment operations	1.310	1.943	(1.971)	.583	.848
Distributions from net investment income	(.591)	(.556)	(.621)	(.664)	(.613)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.591)	(.556)	(.681)	(.714)	(.748)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26
Total Return A, B	17.33%	31.69%	(23.03)%	6.46%	9.82%
Ratios to Average Net Assets D, F
Expenses before reductions	1.06%	1.09%	1.12%	1.04%	1.01%
Expenses net of fee waivers, if any	1.06%	1.09%	1.10%	1.04%	1.00%
Expenses net of all reductions	1.06%	1.08%	1.10%	1.03%	1.00%
Net investment income	7.81%	8.91%	7.65%	7.11%	6.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,577	$ 282,936	$ 89,571	$ 110,703	$ 130,666
Portfolio turnover rate E	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income C	.633	.622	.645	.654	.624
Net realized and unrealized gain (loss)	.665	1.310	(2.606)	(.077)	.215
Total from investment operations	1.298	1.932	(1.961)	.577	.839
Distributions from net investment income	(.589)	(.555)	(.621)	(.658)	(.604)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.589)	(.555)	(.681)	(.708)	(.739)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25
Total Return A, B	17.17%	31.52%	(22.94)%	6.40%	9.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.11%	1.16%	1.19%	1.15%	1.18%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.78%	8.89%	7.65%	7.04%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,576	$ 111,601	$ 43,018	$ 57,798	$ 68,487
Portfolio turnover rate E	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income C	.579	.571	.593	.593	.565
Net realized and unrealized gain (loss)	.676	1.317	(2.609)	(.086)	.215
Total from investment operations	1.255	1.888	(2.016)	.507	.780
Distributions from net investment income	(.536)	(.511)	(.566)	(.598)	(.545)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.536)	(.511)	(.626)	(.648)	(.680)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return A, B	16.58%	30.73%	(23.47)%	5.61%	9.03%
Ratios to Average Net Assets D, F
Expenses before reductions	1.80%	1.81%	1.82%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	7.13%	8.25%	7.00%	6.39%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,065	$ 32,894	$ 21,429	$ 41,049	$ 51,362
Portfolio turnover rate E	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income C	.575	.572	.583	.584	.556
Net realized and unrealized gain (loss)	.675	1.309	(2.608)	(.085)	.215
Total from investment operations	1.250	1.881	(2.025)	.499	.771
Distributions from net investment income	(.531)	(.504)	(.557)	(.590)	(.536)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.531)	(.504)	(.617)	(.640)	(.671)
Redemption fees added to paid in capital C	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return A, B	16.51%	30.60%	(23.54)%	5.51%	8.92%
Ratios to Average Net Assets D, F
Expenses before reductions	1.81%	1.85%	1.86%	1.84%	1.86%
Expenses net of fee waivers, if any	1.81%	1.85%	1.85%	1.84%	1.85%
Expenses net of all reductions	1.81%	1.85%	1.85%	1.84%	1.85%
Net investment income	7.07%	8.15%	6.90%	6.30%	6.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,796	$ 98,361	$ 30,619	$ 50,700	$ 52,796
Portfolio turnover rate E	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Income from Investment Operations
Net investment income B	.655	.637	.669	.678	.648
Net realized and unrealized gain (loss)	.673	1.323	(2.619)	(.078)	.214
Total from investment operations	1.328	1.960	(1.950)	.600	.862
Distributions from net investment income	(.609)	(.573)	(.642)	(.681)	(.627)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)
Total distributions	(.609)	(.573)	(.702)	(.731)	(.762)
Redemption fees added to paid in capital B	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27
Total Return A	17.55%	31.95%	(22.81)%	6.65%	9.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.89%	.90%	.92%	.90%	.91%
Expenses net of fee waivers, if any	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%	.85%	.85%	.85%	.85%
Net investment income	8.03%	9.15%	7.90%	7.29%	7.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 329,601	$ 251,945	$ 143,656	$ 206,188	$ 208,205
Portfolio turnover rate D	79%	54%	62%	69%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,994,772
Gross unrealized depreciation	(3,282,993)
Net unrealized appreciation (depreciation)	$ 82,711,779

Tax Cost	$ 784,588,142

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,190,814
Capital loss carryforward	$ (26,981,121)
Net unrealized appreciation (depreciation)	$ 82,707,241

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 56,793,977	$ 43,012,938

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $605,984,848 and $597,660,495, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 669,565	$ 6,230
Class T	-%	.25%	279,713	588
Class B	.65%	.25%	273,285	197,572
Class C	.75%	.25%	1,056,242	282,521
			$ 2,278,805	$ 486,911

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76,235
Class T	17,524
Class B*	66,908
Class C*	22,144
$ 182,811

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 471,301.18
Class T	251,911.23
Class B	79,879.26
Class C	176,845.17
Institutional Class	679,465.25
	$ 1,659,401

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,072 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.10%	$ 14,534
Class B	1.75%	15,539
Institutional Class	.85%	100,892
		$ 130,965

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,098.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 19,564,063	$ 14,826,870
Class T	8,106,510	6,135,544
Class B	2,016,196	1,894,439
Class C	6,870,782	4,503,367
Institutional Class	20,236,426	15,652,718
Total	$ 56,793,977	$ 43,012,938

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	12,522,852	30,560,083	$ 102,338,670	$ 204,385,489
Reinvestment of distributions	1,933,676	1,768,218	15,757,880	12,459,517
Shares redeemed	(17,971,169)	(10,186,786)	(146,048,194)	(70,599,371)
Net increase (decrease)	(3,514,641)	22,141,515	$ (27,951,644)	$ 146,245,635

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class T
Shares sold	4,262,025	10,322,686	$ 34,864,789	$ 69,320,898
Reinvestment of distributions	801,021	709,444	6,526,420	4,967,568
Shares redeemed	(5,319,048)	(3,473,620)	(42,961,064)	(24,238,299)
Net increase (decrease)	(256,002)	7,558,510	$ (1,569,855)	$ 50,050,167
Class B
Shares sold	980,780	2,249,463	$ 7,948,435	$ 15,307,774
Reinvestment of distributions	178,898	178,901	1,455,158	1,237,038
Shares redeemed	(1,956,336)	(1,550,654)	(15,872,081)	(10,542,209)
Net increase (decrease)	(796,658)	877,710	$ (6,468,488)	$ 6,002,603
Class C
Shares sold	4,995,047	9,727,146	$ 40,775,675	$ 65,826,181
Reinvestment of distributions	603,900	438,112	4,920,435	3,085,477
Shares redeemed	(3,909,452)	(2,371,464)	(31,699,416)	(16,619,567)
Net increase (decrease)	1,689,495	7,793,794	$ 13,996,694	$ 52,292,091
Institutional Class
Shares sold	13,581,004	16,964,074	$ 111,569,405	$ 113,961,441
Reinvestment of distributions	2,217,926	2,049,342	18,146,842	14,203,877
Shares redeemed	(9,445,366)	(9,166,153)	(76,738,444)	(62,085,859)
Net increase (decrease)	6,353,564	9,847,263	$ 52,977,803	$ 66,079,459

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1991

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-

present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of .04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $41,208,970 of distributions paid during the period January 1, 2010 to October 31, 2010, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2009, the total expenses of Class T ranked equal to its competitive median for 2009, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHII-UANN-1210
1.784749.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Value
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Life of class A
Class A (incl. sales charge)	16.86%	0.21%	3.76%
Class T (incl. sales charge)	19.34%	0.42%	3.85%
Class B (incl. contingent deferred sales charge)B	18.17%	0.28%	3.88%
Class C (incl. c ontingent deferred sales charge)C	22.08%	0.65%	3.88%

A From December 23, 2003.

B Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of class total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of class total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Class

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Value Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid bouts of volatility, major U.S. stock market indexes recorded double-digit gains for the year ending October 31, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Aside from a January dip, stocks trended upward for the first half of the period amid indications the Great Recession was over. However, in April, lingering high unemployment and heightened concern over European debt sent equities falling. Markets regrouped in July, but fell again in August on mixed economic data. The final two months of the period brought renewed optimism, with the large-cap S&P 500® Index posting its best September/October performance since 1998. For the full 12 months, the S&P 500® rose 16.52%, while the blue-chip-laden Dow Jones Industrial AverageSM added 17.62% and the technology-heavy Nasdaq Composite® Index rose 23.72%. Among market segments, all 10 sectors in the S&P 500 posted gains, with more than half outperforming the broad-market index. Stocks of mid- and small-sized companies surged, with the Russell Midcap® Index adding 27.71% and Russell 2000® Index climbing 26.58%. Looking abroad, debt problems in several European countries cooled gains in developed markets, and yet the MSCI® EAFE® (Europe, Australasia, Far East) Index still rose 8.49%.

Comments from Matthew Friedman, who became Co-Portfolio Manager of Fidelity AdvisorSM Value Fund on May 1, 2010, and Lead Portfolio Manager on July 30, 2010: During the year, the fund's Class A, Class T, Class B and Class C shares returned 23.99%, 23.66%, 23.17% and 23.08%, respectively (excluding sales charges), lagging the 27.49% gain of the Russell Midcap Value Index. The fund adopted a multi-manager structure in July, giving me full responsibility for investing 50% of assets across all market sectors, with the other half spread among a team of sector portfolio managers. Weak results in energy and financials were the biggest relative detractors. Within energy, stakes in Petrohawk Energy and Weatherford International were hurt by unfavorable natural gas pricing. A significant overweighting in large-cap diversified financials that suffered from fears of increased government regulation held back performance. JPMorgan Chase and Bank of New York Mellon were in this category, as were banks Wells Fargo and BB&T. The fund had weak security selection in utilities and health care. On the upside, an overweighting and good choices in consumer discretionary led the way, including office supply retailer OfficeMax and commercial real estate broker CB Richard Ellis Group. The fund also had positive results from regional banking firm Huntington Bancshares, food packaging products provider Pactiv and some good stock picks within industrials. Some of these stocks were not in the benchmark, and some were sold prior to period end.

Comments from Matthew Friedman, who became Co-Portfolio Manager of Fidelity AdvisorSM Value Fund on May 1, 2010, and Lead Portfolio Manager on July 30, 2010: During the year, the fund's Institutional Class shares returned 24.36%, lagging the 27.49% gain of the Russell Midcap Value Index. The fund adopted a multi-manager structure in July, giving me full responsibility for investing 50% of assets across all market sectors, with the other half spread among a team of sector portfolio managers. Weak results in energy and financials were the biggest relative detractors. Within energy, stakes in Petrohawk Energy and Weatherford International were hurt by unfavorable natural gas pricing. A significant overweighting in large-cap diversified financials that suffered from fears of increased government regulation held back performance. JPMorgan Chase and Bank of New York Mellon were in this category, as were banks Wells Fargo and BB&T. The fund had weak security selection in utilities and health care. On the upside, an overweighting and good choices in consumer discretionary led the way, including office supply retailer OfficeMax and commercial real estate broker CB Richard Ellis Group. The fund also had positive results from regional banking firm Huntington Bancshares, food packaging products provider Pactiv and some good stock picks within industrials. Some of these stocks were not in the benchmark, and some were sold prior to period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 979.80	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 978.80	$ 7.48
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 976.70	$ 9.96
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 976.70	$ 9.96
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 981.50	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.5	0.6
PPL Corp.	1.4	0.0
PG&E Corp.	1.3	0.5
U.S. Bancorp, Delaware	1.2	0.7
National Grid PLC	1.2	0.0
Wells Fargo & Co.	1.2	1.3
AES Corp.	1.1	0.6
Public Service Enterprise Group, Inc.	1.1	0.0
Stanley Black & Decker, Inc.	1.1	1.3
JPMorgan Chase & Co.	1.0	1.1
	12.1
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	26.7
Consumer Discretionary	12.1	11.8
Industrials	11.8	14.8
Utilities	10.6	6.3
Energy	9.4	8.5
Asset Allocation (% of fund's net assets)
As of October 31, 2010*		As of April 30, 2010**
	Stocks and Equity Futures 98.6%		Stocks 97.3%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	13.9%	** Foreign investments	11.6%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.9%
Fiat SpA	27,100	$ 458,533
Harley-Davidson, Inc.	6,659	204,298
		662,831
Diversified Consumer Services - 0.2%
H&R Block, Inc.	13,100	154,449
Hotels, Restaurants & Leisure - 1.7%
Accor SA	2,043	83,761
Ameristar Casinos, Inc.	11,600	207,408
Bally Technologies, Inc. (a)	4,062	146,557
Brinker International, Inc.	13,715	254,276
Vail Resorts, Inc. (a)(d)	2,400	97,344
WMS Industries, Inc. (a)	4,176	182,199
Wyndham Worldwide Corp.	11,121	319,729
		1,291,274
Household Durables - 2.5%
Ethan Allen Interiors, Inc. (d)	27,100	411,107
Garmin Ltd.	5,200	170,768
Jarden Corp.	3,866	123,944
PulteGroup, Inc. (a)	42,940	337,079
Stanley Black & Decker, Inc.	13,760	852,707
		1,895,605
Internet & Catalog Retail - 0.7%
Expedia, Inc.	4,562	132,070
Liberty Media Corp. Interactive Series A (a)	27,470	405,457
		537,527
Leisure Equipment & Products - 0.8%
Brunswick Corp.	31,170	493,109
Eastman Kodak Co. (a)(d)	29,210	137,579
		630,688
Media - 2.1%
Interpublic Group of Companies, Inc. (a)	41,325	427,714
Liberty Global, Inc. Class A (a)(d)	5,800	219,182
MDC Partners, Inc. Class A (sub. vtg.)	5,600	77,840
United Business Media Ltd.	10,276	108,331
Valassis Communications, Inc. (a)	9,615	317,295
Virgin Media, Inc.	17,624	448,178
		1,598,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Big Lots, Inc. (a)	4,729	$ 148,349
Kohl's Corp. (a)	1,164	59,597
Retail Ventures, Inc. (a)	4,231	57,499
		265,445
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	1,911	124,177
Best Buy Co., Inc.	8,240	354,155
OfficeMax, Inc. (a)	41,706	738,196
Sally Beauty Holdings, Inc. (a)	21,750	264,698
Staples, Inc.	6,592	134,938
		1,616,164
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	7,646	189,621
Iconix Brand Group, Inc. (a)	14,230	249,025
Warnaco Group, Inc. (a)	2,236	118,754
		557,400
TOTAL CONSUMER DISCRETIONARY		9,209,923
CONSUMER STAPLES - 5.0%
Beverages - 2.2%
Britvic PLC	8,913	68,887
Carlsberg AS Series B	2,300	251,497
Coca-Cola Enterprises, Inc.	16,300	391,363
Dr Pepper Snapple Group, Inc.	14,200	519,010
Molson Coors Brewing Co. Class B	5,100	240,873
The Coca-Cola Co.	4,264	261,468
		1,733,098
Food & Staples Retailing - 1.3%
Kroger Co.	33,723	741,906
SUPERVALU, Inc.	3,300	35,607
Walgreen Co.	4,288	145,277
Winn-Dixie Stores, Inc. (a)	9,523	63,804
		986,594
Food Products - 0.9%
Bunge Ltd.	11,241	675,247
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Avon Products, Inc.	14,561	$ 443,382
TOTAL CONSUMER STAPLES		3,838,321
ENERGY - 9.4%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	16,632	770,561
Cameron International Corp. (a)	6,260	273,875
Halliburton Co.	17,000	541,620
McDermott International, Inc. (a)	13,616	210,095
Pride International, Inc. (a)	9,500	288,040
Transocean Ltd. (a)	4,825	305,712
		2,389,903
Oil, Gas & Consumable Fuels - 6.3%
Apache Corp.	2,100	212,142
Atlas Pipeline Partners, LP	12,289	243,199
Cimarex Energy Co.	5,571	427,574
Denbury Resources, Inc. (a)	14,677	249,803
Enbridge Energy Partners LP	5,341	328,418
EXCO Resources, Inc.	11,169	165,636
Forest Oil Corp. (a)	5,100	156,723
Marathon Oil Corp.	11,946	424,919
NuStar Energy LP	2,993	188,559
Peabody Energy Corp.	7,900	417,910
Petrohawk Energy Corp. (a)	11,472	195,139
Pioneer Natural Resources Co.	3,313	231,247
Southwestern Energy Co. (a)	7,657	259,189
Talisman Energy, Inc.	22,500	407,908
Whiting Petroleum Corp. (a)	6,500	652,860
Williams Companies, Inc.	10,870	233,922
		4,795,148
TOTAL ENERGY		7,185,051
FINANCIALS - 26.7%
Capital Markets - 3.1%
Bank of New York Mellon Corp.	18,072	452,884
Invesco Ltd.	16,594	381,662
Morgan Stanley	21,290	529,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	14,300	$ 597,168
TD Ameritrade Holding Corp.	22,352	381,996
		2,343,192
Commercial Banks - 6.2%
BB&T Corp.	24,439	572,117
CapitalSource, Inc.	39,233	239,714
CIT Group, Inc. (a)	7,724	334,681
Comerica, Inc.	6,361	227,597
Itau Unibanco Banco Multiplo SA ADR (a)(e)	14,200	348,752
PNC Financial Services Group, Inc.	3,850	207,515
Regions Financial Corp.	32,857	206,999
SunTrust Banks, Inc.	14,982	374,850
TCF Financial Corp.	14,400	189,504
U.S. Bancorp, Delaware	39,178	947,324
Wells Fargo & Co.	33,568	875,453
Zions Bancorporation	8,704	179,825
		4,704,331
Consumer Finance - 0.5%
SLM Corp. (a)	35,800	426,020
Diversified Financial Services - 1.5%
CME Group, Inc.	784	227,086
JPMorgan Chase & Co.	20,993	789,967
Moody's Corp.	5,414	146,503
		1,163,556
Insurance - 8.2%
AEGON NV (a)	43,973	278,621
AFLAC, Inc.	8,726	487,696
Allstate Corp.	9,904	301,973
Aon Corp.	1,300	51,675
Assured Guaranty Ltd.	6,672	127,102
Berkshire Hathaway, Inc. Class B (a)	3,200	254,592
Delphi Financial Group, Inc. Class A	12,663	342,787
Everest Re Group Ltd.	3,292	277,450
Fairfax Financial Holdings Ltd. (sub. vtg.)	600	245,430
First American Financial Corp.	16,610	233,204
Genworth Financial, Inc. Class A (a)	19,440	220,450
Lincoln National Corp.	21,984	538,168
Marsh & McLennan Companies, Inc.	6,200	154,876
MetLife, Inc.	14,200	572,686
Reinsurance Group of America, Inc.	10,950	548,267
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	9,631	$ 413,170
Torchmark Corp.	4,666	267,268
Unum Group	18,167	407,304
XL Capital Ltd. Class A	23,648	500,155
		6,222,874
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc.	6,991	513,699
CBL & Associates Properties, Inc.	9,850	154,448
Corporate Office Properties Trust (SBI)	5,156	182,986
iStar Financial, Inc. (a)(d)	4,058	18,545
Post Properties, Inc.	7,954	242,120
ProLogis Trust	54,065	737,987
Public Storage	2,347	232,869
Rayonier, Inc.	577	30,119
SL Green Realty Corp.	8,633	567,361
The Macerich Co.	5,400	240,894
Ventas, Inc.	9,308	498,536
Vornado Realty Trust	1,678	146,640
Weyerhaeuser Co.	28,612	464,087
		4,030,291
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	15,507	284,553
Forest City Enterprises, Inc. Class A (a)(d)	29,511	430,565
Forestar Group, Inc. (a)	19,409	331,894
Wharf Holdings Ltd.	32,000	210,134
		1,257,146
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	16,200	199,422
TOTAL FINANCIALS		20,346,832
HEALTH CARE - 5.7%
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (a)	1,600	25,456
Clinical Data, Inc. (a)	3,400	64,566
Gilead Sciences, Inc. (a)	3,490	138,448
PDL BioPharma, Inc.	16,650	87,080
		315,550
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Alere, Inc. (a)	500	$ 14,775
C. R. Bard, Inc.	500	41,560
Conceptus, Inc. (a)(d)	8,176	116,181
Hill-Rom Holdings, Inc.	2,388	92,535
Orthofix International NV (a)	1,500	42,015
Wright Medical Group, Inc. (a)	10,800	144,072
Zimmer Holdings, Inc. (a)	8,240	390,906
		842,044
Health Care Providers & Services - 3.0%
Brookdale Senior Living, Inc. (a)	10,052	188,777
Centene Corp. (a)	5,519	123,184
DaVita, Inc. (a)	5,181	371,737
Health Net, Inc. (a)	5,800	155,962
HealthSouth Corp. (a)	4,800	86,832
Henry Schein, Inc. (a)	700	39,305
Lincare Holdings, Inc.	12,206	320,041
McKesson Corp.	4,621	304,894
Medco Health Solutions, Inc. (a)	3,800	199,614
Omnicare, Inc.	2,400	57,888
Quest Diagnostics, Inc.	2,840	139,558
Sun Healthcare Group, Inc. (a)	5,500	52,305
Universal American Financial Corp.	3,286	52,839
Universal Health Services, Inc. Class B	3,797	156,702
		2,249,638
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	600	19,662
ICON PLC sponsored ADR (a)	5,202	100,659
Lonza Group AG	2,327	203,658
PerkinElmer, Inc.	9,630	225,824
		549,803
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)(d)	7,389	65,614
Mylan, Inc. (a)	2,500	50,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,400	176,460
Valeant Pharmaceuticals International, Inc.	3,805	105,282
		398,156
TOTAL HEALTH CARE		4,355,191
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.8%
AerCap Holdings NV (a)	9,431	$ 121,754
DigitalGlobe, Inc. (a)	6,724	219,539
Esterline Technologies Corp. (a)	5,050	305,222
Goodrich Corp.	3,359	275,673
ITT Corp.	2,990	141,098
Precision Castparts Corp.	877	119,781
Raytheon Co.	3,775	173,952
		1,357,019
Airlines - 0.2%
Pinnacle Airlines Corp. (a)	19,113	110,091
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	6,806	284,151
Masco Corp.	16,146	172,116
Owens Corning (a)	15,365	415,470
		871,737
Commercial Services & Supplies - 2.2%
Avery Dennison Corp.	4,300	156,305
Interface, Inc. Class A	8,079	116,257
Iron Mountain, Inc.	24,827	540,980
Quad/Graphics, Inc. (a)	1,607	71,849
Republic Services, Inc.	9,744	290,469
Sykes Enterprises, Inc. (a)	8,636	143,444
The Geo Group, Inc. (a)	14,492	371,720
		1,691,024
Construction & Engineering - 1.9%
Fluor Corp.	11,208	540,114
Foster Wheeler AG (a)	16,265	380,926
Jacobs Engineering Group, Inc. (a)	14,074	543,397
		1,464,437
Electrical Equipment - 0.1%
EnerSys (a)	2,045	53,906
Industrial Conglomerates - 0.3%
Textron, Inc.	10,766	224,148
Machinery - 1.7%
Actuant Corp. Class A	3,707	83,296
AGCO Corp. (a)	3,525	149,707
ArvinMeritor, Inc. (a)	5,376	89,134
Dover Corp.	1,911	101,474
Ingersoll-Rand Co. Ltd.	8,300	326,273
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	6,187	$ 298,090
Pall Corp.	3,721	158,775
Vallourec SA	1,100	114,136
		1,320,885
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	69,657
Professional Services - 0.6%
Towers Watson & Co.	9,397	483,194
Road & Rail - 1.8%
Con-way, Inc.	9,088	299,995
Contrans Group, Inc. Class A	16,800	144,132
Quality Distribution, Inc. (a)(d)	16,164	115,573
Union Pacific Corp.	7,365	645,763
Vitran Corp., Inc. (a)	12,600	140,994
		1,346,457
TOTAL INDUSTRIALS		8,992,555
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.4%
Comverse Technology, Inc. (a)	21,400	171,200
Research In Motion Ltd. (a)	1,800	102,510
		273,710
Computers & Peripherals - 0.6%
Gemalto NV	4,285	195,089
Hewlett-Packard Co.	3,650	153,519
Western Digital Corp. (a)	2,463	78,865
		427,473
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	5,101	177,515
Avnet, Inc. (a)	14,581	434,222
Flextronics International Ltd. (a)	29,749	213,003
Molex, Inc. (d)	5,750	116,725
TTM Technologies, Inc. (a)	400	4,192
		945,657
Internet Software & Services - 0.7%
eBay, Inc. (a)	10,175	303,317
Monster Worldwide, Inc. (a)	13,739	248,126
		551,443
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Acxiom Corp. (a)	19,664	$ 345,103
Atos Origin SA (a)	1,342	62,042
Fiserv, Inc. (a)	2,990	163,015
MasterCard, Inc. Class A	851	204,291
Wright Express Corp. (a)	2,701	101,855
		876,306
Office Electronics - 0.2%
Xerox Corp.	14,235	166,550
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	19,504	142,964
Avago Technologies Ltd. (a)	11,200	276,416
Intersil Corp. Class A	26,236	343,429
KLA-Tencor Corp.	9,300	332,196
Lam Research Corp. (a)	12,187	558,043
Marvell Technology Group Ltd. (a)	10,891	210,305
Micron Technology, Inc. (a)	47,450	392,412
NXP Semiconductors NV	3,296	43,474
ON Semiconductor Corp. (a)	16,800	128,856
PMC-Sierra, Inc. (a)	10,000	76,900
		2,504,995
Software - 1.3%
BMC Software, Inc. (a)	8,629	392,274
CA, Inc.	7,538	174,957
Epicor Software Corp. (a)	14,922	140,267
Micro Focus International PLC	8,500	51,995
Symantec Corp. (a)	15,050	243,509
		1,003,002
TOTAL INFORMATION TECHNOLOGY		6,749,136
MATERIALS - 6.1%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	1,970	167,391
Ashland, Inc.	9,086	469,110
Cabot Corp.	7,650	260,253
Celanese Corp. Class A	13,675	487,514
CF Industries Holdings, Inc.	1,642	201,194
Clariant AG (Reg.) (a)	8,880	150,112
Innophos Holdings, Inc.	4,461	163,808
LyondellBasell Industries NV Class A (a)	1,700	45,662
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Solutia, Inc. (a)	27,368	$ 495,634
Solvay SA Class A	600	63,525
Valspar Corp.	3,300	105,930
W.R. Grace & Co. (a)	6,450	206,787
Wacker Chemie AG	550	113,455
		2,930,375
Construction Materials - 0.3%
HeidelbergCement AG	4,668	244,125
Containers & Packaging - 0.9%
Aptargroup, Inc.	2,508	112,559
Ball Corp.	6,029	388,026
Owens-Illinois, Inc. (a)	6,008	168,404
		668,989
Metals & Mining - 1.1%
Commercial Metals Co.	7,249	100,616
Compania de Minas Buenaventura SA sponsored ADR	3,880	205,795
Compass Minerals International, Inc.	4,662	367,692
Walter Energy, Inc.	1,475	129,741
		803,844
TOTAL MATERIALS		4,647,333
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
AboveNet, Inc. (a)	107	6,087
Cbeyond, Inc. (a)	7,919	107,302
Cincinnati Bell, Inc. (a)	17,600	43,120
Global Crossing Ltd. (a)	6,417	87,271
Iliad Group SA	777	87,466
Qwest Communications International, Inc.	53,489	353,027
Verizon Communications, Inc.	2,511	81,532
		765,805
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	6,700	345,787
NII Holdings, Inc. (a)	7,290	304,795
Sprint Nextel Corp. (a)	15,060	62,047
		712,629
TOTAL TELECOMMUNICATION SERVICES		1,478,434
Common Stocks - continued
	Shares	Value
UTILITIES - 10.6%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	19,801	$ 741,349
NextEra Energy, Inc.	8,807	484,737
PPL Corp.	39,501	1,062,577
		2,288,663
Gas Utilities - 0.6%
China Gas Holdings Ltd. (d)	278,000	158,883
UGI Corp.	8,673	260,971
		419,854
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	72,630	867,202
Calpine Corp. (a)	48,992	612,400
		1,479,602
Multi-Utilities - 5.1%
National Grid PLC	97,838	925,085
PG&E Corp.	20,167	964,386
Public Service Enterprise Group, Inc.	26,414	854,493
Sempra Energy	20,900	1,117,734
		3,861,698
TOTAL UTILITIES		8,049,817
TOTAL COMMON STOCKS (Cost $75,239,090)		74,852,593
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 11/4/10 to 1/13/11 (f) (Cost $259,948)	$ 260,000	259,954
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	3,139,601	$ 3,139,601
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,586,935	1,586,935
TOTAL MONEY MARKET FUNDS (Cost $4,726,536)		4,726,536
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $80,225,574)		79,839,083
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(3,631,035)
NET ASSETS - 100%		76,208,048
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2010	$ 331,000	$ 1,672
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,752 or 0.5% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $259,954.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,840
Fidelity Securities Lending Cash Central Fund	8,722
Total	$ 10,562
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,209,923	$ 9,209,923	$ -	$ -
Consumer Staples	3,838,321	3,838,321	-	-
Energy	7,185,051	7,185,051	-	-
Financials	20,346,832	20,068,211	278,621	-
Health Care	4,355,191	4,355,191	-	-
Industrials	8,992,555	8,992,555	-	-
Information Technology	6,749,136	6,749,136	-	-
Materials	4,647,333	4,647,333	-	-
Telecommunication Services	1,478,434	1,478,434	-	-
Utilities	8,049,817	7,124,732	925,085	-
U.S. Government and Government Agency Obligations	259,954	-	259,954	-
Money Market Funds	4,726,536	4,726,536	-	-
Total Investments in Securities:	$ 79,839,083	$ 78,375,423	$ 1,463,660	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,672	$ 1,672	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,672	$ -
Total Value of Derivatives	$ 1,672	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.1%
Bermuda	2.4%
Canada	1.6%
Switzerland	1.6%
United Kingdom	1.4%
Ireland	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $38,818,733 of which $5,235,611, $33,566,895 and $16,227 will expire on October 31, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $1,563,125) - See accompanying schedule: Unaffiliated issuers (cost $75,499,038)	$ 75,112,547
Fidelity Central Funds (cost $4,726,536)	4,726,536
Total Investments (cost $80,225,574)		$ 79,839,083
Receivable for investments sold		3,124,943
Receivable for fund shares sold		52,411
Dividends receivable		32,742
Interest receivable		2
Distributions receivable from Fidelity Central Funds		1,042
Receivable for daily variation on futures contracts		13,014
Other receivables		2,861
Total assets		83,066,098

Liabilities
Payable to custodian bank	$ 1,653,598
Payable for investments purchased	912,948
Payable for fund shares redeemed	2,566,202
Accrued management fee	31,068
Distribution and service plan fees payable	27,800
Other affiliated payables	21,814
Other payables and accrued expenses	57,685
Collateral on securities loaned, at value	1,586,935
Total liabilities		6,858,050

Net Assets		$ 76,208,048
Net Assets consist of:
Paid in capital		$ 116,188,454
Undistributed net investment income		222,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,818,509)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(384,669)
Net Assets		$ 76,208,048

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,971,649 ÷ 3,132,162 shares)	$ 12.12

Maximum offering price per share (100/94.25 of $12.12)	$ 12.86
Class T: Net Asset Value and redemption price per share ($17,907,931 ÷ 1,488,147 shares)	$ 12.03

Maximum offering price per share (100/96.50 of $12.03)	$ 12.47
Class B: Net Asset Value and offering price per share ($4,937,131 ÷ 420,156 shares)A	$ 11.75

Class C: Net Asset Value and offering price per share ($9,497,002 ÷ 809,769 shares)A	$ 11.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,894,335 ÷ 482,721 shares)	$ 12.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 1,114,433
Special dividends		316,370
Interest		7,284
Income from Fidelity Central Funds		10,562
Total income		1,448,649

Expenses
Management fee Basic fee	$ 463,089
Performance adjustment	(92,417)
Transfer agent fees	255,755
Distribution and service plan fees	352,196
Accounting and security lending fees	32,790
Custodian fees and expenses	117,520
Independent trustees' compensation	473
Registration fees	60,107
Audit	55,466
Legal	416
Miscellaneous	1,098
Total expenses before reductions	1,246,493
Expense reductions	(74,514)	1,171,979
Net investment income (loss)		276,670
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(208,716)
Foreign currency transactions	(1,973)
Futures contracts	29,835
Total net realized gain (loss)		(180,854)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,341,509
Assets and liabilities in foreign currencies	183
Futures contracts	1,672
Total change in net unrealized appreciation (depreciation)		17,343,364
Net gain (loss)		17,162,510
Net increase (decrease) in net assets resulting from operations		$ 17,439,180

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 276,670	$ 435,930
Net realized gain (loss)	(180,854)	(33,589,686)
Change in net unrealized appreciation (depreciation)	17,343,364	41,027,610
Net increase (decrease) in net assets resulting from operations	17,439,180	7,873,854
Distributions to shareholders from net investment income	(184,993)	(401,567)
Distributions to shareholders from net realized gain	(33,457)	-
Total distributions	(218,450)	(401,567)
Share transactions - net increase (decrease)	(21,145,429)	(18,715,333)
Total increase (decrease) in net assets	(3,924,699)	(11,243,046)

Net Assets
Beginning of period	80,132,747	91,375,793
End of period (including undistributed net investment income of $222,772 and undistributed net investment income of $113,513, respectively)	$ 76,208,048	$ 80,132,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Income from Investment Operations
Net investment income (loss) C	.06 F	.06	.08	.03	.03
Net realized and unrealized gain (loss)	2.29	1.46	(7.33)	2.18	2.25
Total from investment operations	2.35	1.52	(7.25)	2.21	2.28
Distributions from net investment income	(.03)	(.04)	-	-	-
Distributions from net realized gain	(.01)	-	(.97)	(.43)	(.23)
Total distributions	(.04)	(.04)	(.97)	(.43)	(.23)
Net asset value, end of period	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77
Total Return A, B	23.99%	18.41%	(46.38)%	15.28%	18.11%
Ratios to Average Net Assets D, G
Expenses before reductions	1.33%	1.36%	1.34%	1.25%	1.35%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24%	1.25%	1.25%	1.24%	1.24%
Net investment income (loss)	.51% F	.76%	.65%	.22%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,972	$ 40,404	$ 39,288	$ 75,384	$ 47,960
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Income from Investment Operations
Net investment income (loss) C	.03 F	.04	.05	- H	- H
Net realized and unrealized gain (loss)	2.27	1.45	(7.30)	2.16	2.23
Total from investment operations	2.30	1.49	(7.25)	2.16	2.23
Distributions from net investment income	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.01)	-	(.93)	(.39)	(.20)
Total distributions	(.01) I	(.04)	(.93)	(.39)	(.20)
Net asset value, end of period	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70
Total Return A, B	23.66%	18.09%	(46.50)%	15.01%	17.78%
Ratios to Average Net Assets D, G
Expenses before reductions	1.59%	1.62%	1.59%	1.49%	1.59%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.49%	1.50%
Expenses net of all reductions	1.49%	1.50%	1.50%	1.49%	1.49%
Net investment income (loss)	.26% F	.51%	.40%	(.03)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,908	$ 19,978	$ 22,523	$ 53,229	$ 43,716
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Income from Investment Operations
Net investment income (loss) C	(.03) F	- H	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.24	1.41	(7.20)	2.14	2.22
Total from investment operations	2.21	1.41	(7.21)	2.06	2.15
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.15)
Total distributions	-	(.03)	(.93)	(.33)	(.15)
Net asset value, end of period	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57
Total Return A, B	23.17%	17.43%	(46.75)%	14.39%	17.21%
Ratios to Average Net Assets D, G
Expenses before reductions	2.08%	2.12%	2.10%	2.03%	2.15%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.24)% F	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,937	$ 4,828	$ 5,919	$ 15,565	$ 14,625
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Income from Investment Operations
Net investment income (loss) C	(.03) F	- H	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.23	1.42	(7.19)	2.13	2.22
Total from investment operations	2.20	1.42	(7.20)	2.05	2.15
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.17)
Total distributions	-	(.03)	(.93)	(.33)	(.17)
Net asset value, end of period	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55
Total Return A, B	23.08%	17.60%	(46.78)%	14.37%	17.22%
Ratios to Average Net Assets D, G
Expenses before reductions	2.08%	2.11%	2.09%	2.02%	2.13%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.24)% F	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,497	$ 9,692	$ 10,418	$ 25,733	$ 19,093
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.09 E	.08	.12	.08	.07
Net realized and unrealized gain (loss)	2.31	1.47	(7.38)	2.18	2.25
Total from investment operations	2.40	1.55	(7.26)	2.26	2.32
Distributions from net investment income	(.06)	(.04)	-	-	-
Distributions from net realized gain	(.01)	-	(1.02)	(.46)	(.26)
Total distributions	(.07)	(.04)	(1.02)	(.46)	(.26)
Net asset value, end of period	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85
Total Return A	24.36%	18.74%	(46.27)%	15.61%	18.32%
Ratios to Average Net Assets C, F
Expenses before reductions	1.03%	1.16%	1.09%	.95%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.95%	1.00%
Expenses net of all reductions	.99%	1.00%	1.00%	.95%	.99%
Net investment income (loss)	.76% E	1.01%	.90%	.51%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,894	$ 5,230	$ 13,229	$ 25,663	$ 6,140
Portfolio turnover rate D	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,318,552
Gross unrealized depreciation	(7,703,147)
Net unrealized appreciation (depreciation)	$ (1,384,595)

Tax Cost	$ 81,223,678

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 222,772
Capital loss carryforward	$ (38,818,733)
Net unrealized appreciation (depreciation)	$ (1,384,445)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 218,450	$ 401,567

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $29,835 and a change in net unrealized appreciation (depreciation) of $1,672 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $121,662,152 and $143,114,981, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is based the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annual management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 106,849	$ 795
Class T	.25%	.25%	98,826	170
Class B	.75%	.25%	50,182	37,802
Class C	.75%	.25%	96,339	6,624
			$ 352,196	$ 45,391

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,189
Class T	1,821
Class B*	8,346
Class C*	813
$ 17,169

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 132,593.31
Class T	62,861.32
Class B	15,712.31
Class C	30,093.31
Institutional Class	14,496.26
	$ 255,755

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,204 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $329 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,722. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 34,255
Class T	1.50%	17,687
Class B	2.00%	4,098
Class C	2.00%	7,955
Institutional Class	1.00%	1,355
		$ 65,350

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,164 for the period.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 136,522	$ 183,353
Class T	16,260	94,149
Class B	-	21,637
Class C	-	38,058
Institutional Class	32,211	64,370
Total	$ 184,993	$ 401,567
From net realized gain
Class A	$ 20,685	$ -
Class T	10,174	-
Institutional Class	2,598	-
Total	$ 33,457	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	1,105,325	1,395,336	$ 12,387,189	$ 11,224,821
Reinvestment of distributions	14,068	24,355	148,280	172,677
Shares redeemed	(2,106,636)	(2,017,298)	(23,804,192)	(15,702,100)
Net increase (decrease)	(987,243)	(597,607)	$ (11,268,723)	$ (4,304,602)
Class T
Shares sold	273,571	777,416	$ 3,051,489	$ 6,292,773
Reinvestment of distributions	2,447	12,952	25,670	91,314
Shares redeemed	(839,646)	(1,456,823)	(9,300,763)	(10,836,897)
Net increase (decrease)	(563,628)	(666,455)	$ (6,223,604)	$ (4,452,810)
Class B
Shares sold	51,303	81,099	$ 565,167	$ 627,773
Reinvestment of distributions	-	2,853	-	19,798
Shares redeemed	(137,009)	(303,758)	(1,477,869)	(2,217,010)
Net increase (decrease)	(85,706)	(219,806)	$ (912,702)	$ (1,569,439)
Class C
Shares sold	99,978	351,278	$ 1,095,447	$ 2,823,183
Reinvestment of distributions	-	4,891	-	33,894
Shares redeemed	(307,741)	(618,264)	(3,326,863)	(4,563,797)
Net increase (decrease)	(207,763)	(262,095)	$ (2,231,416)	$ (1,706,720)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Institutional Class
Shares sold	122,649	241,804	$ 1,401,064	$ 1,801,225
Reinvestment of distributions	1,916	6,706	20,309	47,816
Shares redeemed	(171,151)	(1,299,236)	(1,930,357)	(8,530,803)
Net increase (decrease)	(46,586)	(1,050,726)	$ (508,984)	$ (6,681,762)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition,
Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition,
Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds.
Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividend	Capital Gain
Class A	12/06/10	12/03/10	$0.064	$0.009

Class T	12/06/10	12/03/10	$0.035	$0.009

Class B	12/06/10	12/03/10	$0.000	$0.000

Class C	12/06/10	12/03/10	$0.000	$0.000

Class A designates 100%, Class T designates 100%, Class B designates 0%, and Class C designates 0% of the dividend distributed in December 2009 as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%, Class T designates 100%, Class B designates 0%, and Class C designates 0% of the dividend distributed in December 2009 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2009 represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2009, the total expenses of Class C ranked equal to its competitive median for 2009, and the total expenses of each of Class T and Institutional Class ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAV-UANN-1210
1.809012.106

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Value
Fund - Institutional Class

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Life of class A
Institutional Class	24.36%	1.65%	4.93%

A From December 23, 2003.

$10,000 Over Life of Class

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Value Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid bouts of volatility, major U.S. stock market indexes recorded double-digit gains for the year ending October 31, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Aside from a January dip, stocks trended upward for the first half of the period amid indications the Great Recession was over. However, in April, lingering high unemployment and heightened concern over European debt sent equities falling. Markets regrouped in July, but fell again in August on mixed economic data. The final two months of the period brought renewed optimism, with the large-cap S&P 500® Index posting its best September/October performance since 1998. For the full 12 months, the S&P 500® rose 16.52%, while the blue-chip-laden Dow Jones Industrial AverageSM added 17.62% and the technology-heavy Nasdaq Composite® Index rose 23.72%. Among market segments, all 10 sectors in the S&P 500 posted gains, with more than half outperforming the broad-market index. Stocks of mid- and small-sized companies surged, with the Russell Midcap® Index adding 27.71% and Russell 2000® Index climbing 26.58%. Looking abroad, debt problems in several European countries cooled gains in developed markets, and yet the MSCI® EAFE® (Europe, Australasia, Far East) Index still rose 8.49%.

Comments from Matthew Friedman, who became Co-Portfolio Manager of Fidelity AdvisorSM Value Fund on May 1, 2010, and Lead Portfolio Manager on July 30, 2010: During the year, the fund's Class A, Class T, Class B and Class C shares returned 23.99%, 23.66%, 23.17% and 23.08%, respectively (excluding sales charges), lagging the 27.49% gain of the Russell Midcap Value Index. The fund adopted a multi-manager structure in July, giving me full responsibility for investing 50% of assets across all market sectors, with the other half spread among a team of sector portfolio managers. Weak results in energy and financials were the biggest relative detractors. Within energy, stakes in Petrohawk Energy and Weatherford International were hurt by unfavorable natural gas pricing. A significant overweighting in large-cap diversified financials that suffered from fears of increased government regulation held back performance. JPMorgan Chase and Bank of New York Mellon were in this category, as were banks Wells Fargo and BB&T. The fund had weak security selection in utilities and health care. On the upside, an overweighting and good choices in consumer discretionary led the way, including office supply retailer OfficeMax and commercial real estate broker CB Richard Ellis Group. The fund also had positive results from regional banking firm Huntington Bancshares, food packaging products provider Pactiv and some good stock picks within industrials. Some of these stocks were not in the benchmark, and some were sold prior to period end.

Comments from Matthew Friedman, who became Co-Portfolio Manager of Fidelity AdvisorSM Value Fund on May 1, 2010, and Lead Portfolio Manager on July 30, 2010: During the year, the fund's Institutional Class shares returned 24.36%, lagging the 27.49% gain of the Russell Midcap Value Index. The fund adopted a multi-manager structure in July, giving me full responsibility for investing 50% of assets across all market sectors, with the other half spread among a team of sector portfolio managers. Weak results in energy and financials were the biggest relative detractors. Within energy, stakes in Petrohawk Energy and Weatherford International were hurt by unfavorable natural gas pricing. A significant overweighting in large-cap diversified financials that suffered from fears of increased government regulation held back performance. JPMorgan Chase and Bank of New York Mellon were in this category, as were banks Wells Fargo and BB&T. The fund had weak security selection in utilities and health care. On the upside, an overweighting and good choices in consumer discretionary led the way, including office supply retailer OfficeMax and commercial real estate broker CB Richard Ellis Group. The fund also had positive results from regional banking firm Huntington Bancshares, food packaging products provider Pactiv and some good stock picks within industrials. Some of these stocks were not in the benchmark, and some were sold prior to period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 979.80	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 978.80	$ 7.48
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 976.70	$ 9.96
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 976.70	$ 9.96
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 981.50	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.5	0.6
PPL Corp.	1.4	0.0
PG&E Corp.	1.3	0.5
U.S. Bancorp, Delaware	1.2	0.7
National Grid PLC	1.2	0.0
Wells Fargo & Co.	1.2	1.3
AES Corp.	1.1	0.6
Public Service Enterprise Group, Inc.	1.1	0.0
Stanley Black & Decker, Inc.	1.1	1.3
JPMorgan Chase & Co.	1.0	1.1
	12.1
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	26.7
Consumer Discretionary	12.1	11.8
Industrials	11.8	14.8
Utilities	10.6	6.3
Energy	9.4	8.5
Asset Allocation (% of fund's net assets)
As of October 31, 2010*		As of April 30, 2010**
	Stocks and Equity Futures 98.6%		Stocks 97.3%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	13.9%	** Foreign investments	11.6%

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.9%
Fiat SpA	27,100	$ 458,533
Harley-Davidson, Inc.	6,659	204,298
		662,831
Diversified Consumer Services - 0.2%
H&R Block, Inc.	13,100	154,449
Hotels, Restaurants & Leisure - 1.7%
Accor SA	2,043	83,761
Ameristar Casinos, Inc.	11,600	207,408
Bally Technologies, Inc. (a)	4,062	146,557
Brinker International, Inc.	13,715	254,276
Vail Resorts, Inc. (a)(d)	2,400	97,344
WMS Industries, Inc. (a)	4,176	182,199
Wyndham Worldwide Corp.	11,121	319,729
		1,291,274
Household Durables - 2.5%
Ethan Allen Interiors, Inc. (d)	27,100	411,107
Garmin Ltd.	5,200	170,768
Jarden Corp.	3,866	123,944
PulteGroup, Inc. (a)	42,940	337,079
Stanley Black & Decker, Inc.	13,760	852,707
		1,895,605
Internet & Catalog Retail - 0.7%
Expedia, Inc.	4,562	132,070
Liberty Media Corp. Interactive Series A (a)	27,470	405,457
		537,527
Leisure Equipment & Products - 0.8%
Brunswick Corp.	31,170	493,109
Eastman Kodak Co. (a)(d)	29,210	137,579
		630,688
Media - 2.1%
Interpublic Group of Companies, Inc. (a)	41,325	427,714
Liberty Global, Inc. Class A (a)(d)	5,800	219,182
MDC Partners, Inc. Class A (sub. vtg.)	5,600	77,840
United Business Media Ltd.	10,276	108,331
Valassis Communications, Inc. (a)	9,615	317,295
Virgin Media, Inc.	17,624	448,178
		1,598,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Big Lots, Inc. (a)	4,729	$ 148,349
Kohl's Corp. (a)	1,164	59,597
Retail Ventures, Inc. (a)	4,231	57,499
		265,445
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	1,911	124,177
Best Buy Co., Inc.	8,240	354,155
OfficeMax, Inc. (a)	41,706	738,196
Sally Beauty Holdings, Inc. (a)	21,750	264,698
Staples, Inc.	6,592	134,938
		1,616,164
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	7,646	189,621
Iconix Brand Group, Inc. (a)	14,230	249,025
Warnaco Group, Inc. (a)	2,236	118,754
		557,400
TOTAL CONSUMER DISCRETIONARY		9,209,923
CONSUMER STAPLES - 5.0%
Beverages - 2.2%
Britvic PLC	8,913	68,887
Carlsberg AS Series B	2,300	251,497
Coca-Cola Enterprises, Inc.	16,300	391,363
Dr Pepper Snapple Group, Inc.	14,200	519,010
Molson Coors Brewing Co. Class B	5,100	240,873
The Coca-Cola Co.	4,264	261,468
		1,733,098
Food & Staples Retailing - 1.3%
Kroger Co.	33,723	741,906
SUPERVALU, Inc.	3,300	35,607
Walgreen Co.	4,288	145,277
Winn-Dixie Stores, Inc. (a)	9,523	63,804
		986,594
Food Products - 0.9%
Bunge Ltd.	11,241	675,247
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Avon Products, Inc.	14,561	$ 443,382
TOTAL CONSUMER STAPLES		3,838,321
ENERGY - 9.4%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	16,632	770,561
Cameron International Corp. (a)	6,260	273,875
Halliburton Co.	17,000	541,620
McDermott International, Inc. (a)	13,616	210,095
Pride International, Inc. (a)	9,500	288,040
Transocean Ltd. (a)	4,825	305,712
		2,389,903
Oil, Gas & Consumable Fuels - 6.3%
Apache Corp.	2,100	212,142
Atlas Pipeline Partners, LP	12,289	243,199
Cimarex Energy Co.	5,571	427,574
Denbury Resources, Inc. (a)	14,677	249,803
Enbridge Energy Partners LP	5,341	328,418
EXCO Resources, Inc.	11,169	165,636
Forest Oil Corp. (a)	5,100	156,723
Marathon Oil Corp.	11,946	424,919
NuStar Energy LP	2,993	188,559
Peabody Energy Corp.	7,900	417,910
Petrohawk Energy Corp. (a)	11,472	195,139
Pioneer Natural Resources Co.	3,313	231,247
Southwestern Energy Co. (a)	7,657	259,189
Talisman Energy, Inc.	22,500	407,908
Whiting Petroleum Corp. (a)	6,500	652,860
Williams Companies, Inc.	10,870	233,922
		4,795,148
TOTAL ENERGY		7,185,051
FINANCIALS - 26.7%
Capital Markets - 3.1%
Bank of New York Mellon Corp.	18,072	452,884
Invesco Ltd.	16,594	381,662
Morgan Stanley	21,290	529,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	14,300	$ 597,168
TD Ameritrade Holding Corp.	22,352	381,996
		2,343,192
Commercial Banks - 6.2%
BB&T Corp.	24,439	572,117
CapitalSource, Inc.	39,233	239,714
CIT Group, Inc. (a)	7,724	334,681
Comerica, Inc.	6,361	227,597
Itau Unibanco Banco Multiplo SA ADR (a)(e)	14,200	348,752
PNC Financial Services Group, Inc.	3,850	207,515
Regions Financial Corp.	32,857	206,999
SunTrust Banks, Inc.	14,982	374,850
TCF Financial Corp.	14,400	189,504
U.S. Bancorp, Delaware	39,178	947,324
Wells Fargo & Co.	33,568	875,453
Zions Bancorporation	8,704	179,825
		4,704,331
Consumer Finance - 0.5%
SLM Corp. (a)	35,800	426,020
Diversified Financial Services - 1.5%
CME Group, Inc.	784	227,086
JPMorgan Chase & Co.	20,993	789,967
Moody's Corp.	5,414	146,503
		1,163,556
Insurance - 8.2%
AEGON NV (a)	43,973	278,621
AFLAC, Inc.	8,726	487,696
Allstate Corp.	9,904	301,973
Aon Corp.	1,300	51,675
Assured Guaranty Ltd.	6,672	127,102
Berkshire Hathaway, Inc. Class B (a)	3,200	254,592
Delphi Financial Group, Inc. Class A	12,663	342,787
Everest Re Group Ltd.	3,292	277,450
Fairfax Financial Holdings Ltd. (sub. vtg.)	600	245,430
First American Financial Corp.	16,610	233,204
Genworth Financial, Inc. Class A (a)	19,440	220,450
Lincoln National Corp.	21,984	538,168
Marsh & McLennan Companies, Inc.	6,200	154,876
MetLife, Inc.	14,200	572,686
Reinsurance Group of America, Inc.	10,950	548,267
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	9,631	$ 413,170
Torchmark Corp.	4,666	267,268
Unum Group	18,167	407,304
XL Capital Ltd. Class A	23,648	500,155
		6,222,874
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc.	6,991	513,699
CBL & Associates Properties, Inc.	9,850	154,448
Corporate Office Properties Trust (SBI)	5,156	182,986
iStar Financial, Inc. (a)(d)	4,058	18,545
Post Properties, Inc.	7,954	242,120
ProLogis Trust	54,065	737,987
Public Storage	2,347	232,869
Rayonier, Inc.	577	30,119
SL Green Realty Corp.	8,633	567,361
The Macerich Co.	5,400	240,894
Ventas, Inc.	9,308	498,536
Vornado Realty Trust	1,678	146,640
Weyerhaeuser Co.	28,612	464,087
		4,030,291
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	15,507	284,553
Forest City Enterprises, Inc. Class A (a)(d)	29,511	430,565
Forestar Group, Inc. (a)	19,409	331,894
Wharf Holdings Ltd.	32,000	210,134
		1,257,146
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	16,200	199,422
TOTAL FINANCIALS		20,346,832
HEALTH CARE - 5.7%
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (a)	1,600	25,456
Clinical Data, Inc. (a)	3,400	64,566
Gilead Sciences, Inc. (a)	3,490	138,448
PDL BioPharma, Inc.	16,650	87,080
		315,550
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Alere, Inc. (a)	500	$ 14,775
C. R. Bard, Inc.	500	41,560
Conceptus, Inc. (a)(d)	8,176	116,181
Hill-Rom Holdings, Inc.	2,388	92,535
Orthofix International NV (a)	1,500	42,015
Wright Medical Group, Inc. (a)	10,800	144,072
Zimmer Holdings, Inc. (a)	8,240	390,906
		842,044
Health Care Providers & Services - 3.0%
Brookdale Senior Living, Inc. (a)	10,052	188,777
Centene Corp. (a)	5,519	123,184
DaVita, Inc. (a)	5,181	371,737
Health Net, Inc. (a)	5,800	155,962
HealthSouth Corp. (a)	4,800	86,832
Henry Schein, Inc. (a)	700	39,305
Lincare Holdings, Inc.	12,206	320,041
McKesson Corp.	4,621	304,894
Medco Health Solutions, Inc. (a)	3,800	199,614
Omnicare, Inc.	2,400	57,888
Quest Diagnostics, Inc.	2,840	139,558
Sun Healthcare Group, Inc. (a)	5,500	52,305
Universal American Financial Corp.	3,286	52,839
Universal Health Services, Inc. Class B	3,797	156,702
		2,249,638
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	600	19,662
ICON PLC sponsored ADR (a)	5,202	100,659
Lonza Group AG	2,327	203,658
PerkinElmer, Inc.	9,630	225,824
		549,803
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)(d)	7,389	65,614
Mylan, Inc. (a)	2,500	50,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,400	176,460
Valeant Pharmaceuticals International, Inc.	3,805	105,282
		398,156
TOTAL HEALTH CARE		4,355,191
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.8%
AerCap Holdings NV (a)	9,431	$ 121,754
DigitalGlobe, Inc. (a)	6,724	219,539
Esterline Technologies Corp. (a)	5,050	305,222
Goodrich Corp.	3,359	275,673
ITT Corp.	2,990	141,098
Precision Castparts Corp.	877	119,781
Raytheon Co.	3,775	173,952
		1,357,019
Airlines - 0.2%
Pinnacle Airlines Corp. (a)	19,113	110,091
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	6,806	284,151
Masco Corp.	16,146	172,116
Owens Corning (a)	15,365	415,470
		871,737
Commercial Services & Supplies - 2.2%
Avery Dennison Corp.	4,300	156,305
Interface, Inc. Class A	8,079	116,257
Iron Mountain, Inc.	24,827	540,980
Quad/Graphics, Inc. (a)	1,607	71,849
Republic Services, Inc.	9,744	290,469
Sykes Enterprises, Inc. (a)	8,636	143,444
The Geo Group, Inc. (a)	14,492	371,720
		1,691,024
Construction & Engineering - 1.9%
Fluor Corp.	11,208	540,114
Foster Wheeler AG (a)	16,265	380,926
Jacobs Engineering Group, Inc. (a)	14,074	543,397
		1,464,437
Electrical Equipment - 0.1%
EnerSys (a)	2,045	53,906
Industrial Conglomerates - 0.3%
Textron, Inc.	10,766	224,148
Machinery - 1.7%
Actuant Corp. Class A	3,707	83,296
AGCO Corp. (a)	3,525	149,707
ArvinMeritor, Inc. (a)	5,376	89,134
Dover Corp.	1,911	101,474
Ingersoll-Rand Co. Ltd.	8,300	326,273
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	6,187	$ 298,090
Pall Corp.	3,721	158,775
Vallourec SA	1,100	114,136
		1,320,885
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	69,657
Professional Services - 0.6%
Towers Watson & Co.	9,397	483,194
Road & Rail - 1.8%
Con-way, Inc.	9,088	299,995
Contrans Group, Inc. Class A	16,800	144,132
Quality Distribution, Inc. (a)(d)	16,164	115,573
Union Pacific Corp.	7,365	645,763
Vitran Corp., Inc. (a)	12,600	140,994
		1,346,457
TOTAL INDUSTRIALS		8,992,555
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.4%
Comverse Technology, Inc. (a)	21,400	171,200
Research In Motion Ltd. (a)	1,800	102,510
		273,710
Computers & Peripherals - 0.6%
Gemalto NV	4,285	195,089
Hewlett-Packard Co.	3,650	153,519
Western Digital Corp. (a)	2,463	78,865
		427,473
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	5,101	177,515
Avnet, Inc. (a)	14,581	434,222
Flextronics International Ltd. (a)	29,749	213,003
Molex, Inc. (d)	5,750	116,725
TTM Technologies, Inc. (a)	400	4,192
		945,657
Internet Software & Services - 0.7%
eBay, Inc. (a)	10,175	303,317
Monster Worldwide, Inc. (a)	13,739	248,126
		551,443
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Acxiom Corp. (a)	19,664	$ 345,103
Atos Origin SA (a)	1,342	62,042
Fiserv, Inc. (a)	2,990	163,015
MasterCard, Inc. Class A	851	204,291
Wright Express Corp. (a)	2,701	101,855
		876,306
Office Electronics - 0.2%
Xerox Corp.	14,235	166,550
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	19,504	142,964
Avago Technologies Ltd. (a)	11,200	276,416
Intersil Corp. Class A	26,236	343,429
KLA-Tencor Corp.	9,300	332,196
Lam Research Corp. (a)	12,187	558,043
Marvell Technology Group Ltd. (a)	10,891	210,305
Micron Technology, Inc. (a)	47,450	392,412
NXP Semiconductors NV	3,296	43,474
ON Semiconductor Corp. (a)	16,800	128,856
PMC-Sierra, Inc. (a)	10,000	76,900
		2,504,995
Software - 1.3%
BMC Software, Inc. (a)	8,629	392,274
CA, Inc.	7,538	174,957
Epicor Software Corp. (a)	14,922	140,267
Micro Focus International PLC	8,500	51,995
Symantec Corp. (a)	15,050	243,509
		1,003,002
TOTAL INFORMATION TECHNOLOGY		6,749,136
MATERIALS - 6.1%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	1,970	167,391
Ashland, Inc.	9,086	469,110
Cabot Corp.	7,650	260,253
Celanese Corp. Class A	13,675	487,514
CF Industries Holdings, Inc.	1,642	201,194
Clariant AG (Reg.) (a)	8,880	150,112
Innophos Holdings, Inc.	4,461	163,808
LyondellBasell Industries NV Class A (a)	1,700	45,662
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Solutia, Inc. (a)	27,368	$ 495,634
Solvay SA Class A	600	63,525
Valspar Corp.	3,300	105,930
W.R. Grace & Co. (a)	6,450	206,787
Wacker Chemie AG	550	113,455
		2,930,375
Construction Materials - 0.3%
HeidelbergCement AG	4,668	244,125
Containers & Packaging - 0.9%
Aptargroup, Inc.	2,508	112,559
Ball Corp.	6,029	388,026
Owens-Illinois, Inc. (a)	6,008	168,404
		668,989
Metals & Mining - 1.1%
Commercial Metals Co.	7,249	100,616
Compania de Minas Buenaventura SA sponsored ADR	3,880	205,795
Compass Minerals International, Inc.	4,662	367,692
Walter Energy, Inc.	1,475	129,741
		803,844
TOTAL MATERIALS		4,647,333
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
AboveNet, Inc. (a)	107	6,087
Cbeyond, Inc. (a)	7,919	107,302
Cincinnati Bell, Inc. (a)	17,600	43,120
Global Crossing Ltd. (a)	6,417	87,271
Iliad Group SA	777	87,466
Qwest Communications International, Inc.	53,489	353,027
Verizon Communications, Inc.	2,511	81,532
		765,805
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	6,700	345,787
NII Holdings, Inc. (a)	7,290	304,795
Sprint Nextel Corp. (a)	15,060	62,047
		712,629
TOTAL TELECOMMUNICATION SERVICES		1,478,434
Common Stocks - continued
	Shares	Value
UTILITIES - 10.6%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	19,801	$ 741,349
NextEra Energy, Inc.	8,807	484,737
PPL Corp.	39,501	1,062,577
		2,288,663
Gas Utilities - 0.6%
China Gas Holdings Ltd. (d)	278,000	158,883
UGI Corp.	8,673	260,971
		419,854
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	72,630	867,202
Calpine Corp. (a)	48,992	612,400
		1,479,602
Multi-Utilities - 5.1%
National Grid PLC	97,838	925,085
PG&E Corp.	20,167	964,386
Public Service Enterprise Group, Inc.	26,414	854,493
Sempra Energy	20,900	1,117,734
		3,861,698
TOTAL UTILITIES		8,049,817
TOTAL COMMON STOCKS (Cost $75,239,090)		74,852,593
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 11/4/10 to 1/13/11 (f) (Cost $259,948)	$ 260,000	259,954
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	3,139,601	$ 3,139,601
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,586,935	1,586,935
TOTAL MONEY MARKET FUNDS (Cost $4,726,536)		4,726,536
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $80,225,574)		79,839,083
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(3,631,035)
NET ASSETS - 100%		76,208,048
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2010	$ 331,000	$ 1,672
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,752 or 0.5% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $259,954.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,840
Fidelity Securities Lending Cash Central Fund	8,722
Total	$ 10,562
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,209,923	$ 9,209,923	$ -	$ -
Consumer Staples	3,838,321	3,838,321	-	-
Energy	7,185,051	7,185,051	-	-
Financials	20,346,832	20,068,211	278,621	-
Health Care	4,355,191	4,355,191	-	-
Industrials	8,992,555	8,992,555	-	-
Information Technology	6,749,136	6,749,136	-	-
Materials	4,647,333	4,647,333	-	-
Telecommunication Services	1,478,434	1,478,434	-	-
Utilities	8,049,817	7,124,732	925,085	-
U.S. Government and Government Agency Obligations	259,954	-	259,954	-
Money Market Funds	4,726,536	4,726,536	-	-
Total Investments in Securities:	$ 79,839,083	$ 78,375,423	$ 1,463,660	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,672	$ 1,672	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,672	$ -
Total Value of Derivatives	$ 1,672	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.1%
Bermuda	2.4%
Canada	1.6%
Switzerland	1.6%
United Kingdom	1.4%
Ireland	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $38,818,733 of which $5,235,611, $33,566,895 and $16,227 will expire on October 31, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $1,563,125) - See accompanying schedule: Unaffiliated issuers (cost $75,499,038)	$ 75,112,547
Fidelity Central Funds (cost $4,726,536)	4,726,536
Total Investments (cost $80,225,574)		$ 79,839,083
Receivable for investments sold		3,124,943
Receivable for fund shares sold		52,411
Dividends receivable		32,742
Interest receivable		2
Distributions receivable from Fidelity Central Funds		1,042
Receivable for daily variation on futures contracts		13,014
Other receivables		2,861
Total assets		83,066,098

Liabilities
Payable to custodian bank	$ 1,653,598
Payable for investments purchased	912,948
Payable for fund shares redeemed	2,566,202
Accrued management fee	31,068
Distribution and service plan fees payable	27,800
Other affiliated payables	21,814
Other payables and accrued expenses	57,685
Collateral on securities loaned, at value	1,586,935
Total liabilities		6,858,050

Net Assets		$ 76,208,048
Net Assets consist of:
Paid in capital		$ 116,188,454
Undistributed net investment income		222,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,818,509)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(384,669)
Net Assets		$ 76,208,048

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,971,649 ÷ 3,132,162 shares)	$ 12.12

Maximum offering price per share (100/94.25 of $12.12)	$ 12.86
Class T: Net Asset Value and redemption price per share ($17,907,931 ÷ 1,488,147 shares)	$ 12.03

Maximum offering price per share (100/96.50 of $12.03)	$ 12.47
Class B: Net Asset Value and offering price per share ($4,937,131 ÷ 420,156 shares)A	$ 11.75

Class C: Net Asset Value and offering price per share ($9,497,002 ÷ 809,769 shares)A	$ 11.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,894,335 ÷ 482,721 shares)	$ 12.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 1,114,433
Special dividends		316,370
Interest		7,284
Income from Fidelity Central Funds		10,562
Total income		1,448,649

Expenses
Management fee Basic fee	$ 463,089
Performance adjustment	(92,417)
Transfer agent fees	255,755
Distribution and service plan fees	352,196
Accounting and security lending fees	32,790
Custodian fees and expenses	117,520
Independent trustees' compensation	473
Registration fees	60,107
Audit	55,466
Legal	416
Miscellaneous	1,098
Total expenses before reductions	1,246,493
Expense reductions	(74,514)	1,171,979
Net investment income (loss)		276,670
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(208,716)
Foreign currency transactions	(1,973)
Futures contracts	29,835
Total net realized gain (loss)		(180,854)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,341,509
Assets and liabilities in foreign currencies	183
Futures contracts	1,672
Total change in net unrealized appreciation (depreciation)		17,343,364
Net gain (loss)		17,162,510
Net increase (decrease) in net assets resulting from operations		$ 17,439,180

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 276,670	$ 435,930
Net realized gain (loss)	(180,854)	(33,589,686)
Change in net unrealized appreciation (depreciation)	17,343,364	41,027,610
Net increase (decrease) in net assets resulting from operations	17,439,180	7,873,854
Distributions to shareholders from net investment income	(184,993)	(401,567)
Distributions to shareholders from net realized gain	(33,457)	-
Total distributions	(218,450)	(401,567)
Share transactions - net increase (decrease)	(21,145,429)	(18,715,333)
Total increase (decrease) in net assets	(3,924,699)	(11,243,046)

Net Assets
Beginning of period	80,132,747	91,375,793
End of period (including undistributed net investment income of $222,772 and undistributed net investment income of $113,513, respectively)	$ 76,208,048	$ 80,132,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Income from Investment Operations
Net investment income (loss) C	.06 F	.06	.08	.03	.03
Net realized and unrealized gain (loss)	2.29	1.46	(7.33)	2.18	2.25
Total from investment operations	2.35	1.52	(7.25)	2.21	2.28
Distributions from net investment income	(.03)	(.04)	-	-	-
Distributions from net realized gain	(.01)	-	(.97)	(.43)	(.23)
Total distributions	(.04)	(.04)	(.97)	(.43)	(.23)
Net asset value, end of period	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77
Total Return A, B	23.99%	18.41%	(46.38)%	15.28%	18.11%
Ratios to Average Net Assets D, G
Expenses before reductions	1.33%	1.36%	1.34%	1.25%	1.35%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24%	1.25%	1.25%	1.24%	1.24%
Net investment income (loss)	.51% F	.76%	.65%	.22%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,972	$ 40,404	$ 39,288	$ 75,384	$ 47,960
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Income from Investment Operations
Net investment income (loss) C	.03 F	.04	.05	- H	- H
Net realized and unrealized gain (loss)	2.27	1.45	(7.30)	2.16	2.23
Total from investment operations	2.30	1.49	(7.25)	2.16	2.23
Distributions from net investment income	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.01)	-	(.93)	(.39)	(.20)
Total distributions	(.01) I	(.04)	(.93)	(.39)	(.20)
Net asset value, end of period	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70
Total Return A, B	23.66%	18.09%	(46.50)%	15.01%	17.78%
Ratios to Average Net Assets D, G
Expenses before reductions	1.59%	1.62%	1.59%	1.49%	1.59%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.49%	1.50%
Expenses net of all reductions	1.49%	1.50%	1.50%	1.49%	1.49%
Net investment income (loss)	.26% F	.51%	.40%	(.03)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,908	$ 19,978	$ 22,523	$ 53,229	$ 43,716
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Income from Investment Operations
Net investment income (loss) C	(.03) F	- H	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.24	1.41	(7.20)	2.14	2.22
Total from investment operations	2.21	1.41	(7.21)	2.06	2.15
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.15)
Total distributions	-	(.03)	(.93)	(.33)	(.15)
Net asset value, end of period	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57
Total Return A, B	23.17%	17.43%	(46.75)%	14.39%	17.21%
Ratios to Average Net Assets D, G
Expenses before reductions	2.08%	2.12%	2.10%	2.03%	2.15%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.24)% F	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,937	$ 4,828	$ 5,919	$ 15,565	$ 14,625
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Income from Investment Operations
Net investment income (loss) C	(.03) F	- H	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.23	1.42	(7.19)	2.13	2.22
Total from investment operations	2.20	1.42	(7.20)	2.05	2.15
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.17)
Total distributions	-	(.03)	(.93)	(.33)	(.17)
Net asset value, end of period	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55
Total Return A, B	23.08%	17.60%	(46.78)%	14.37%	17.22%
Ratios to Average Net Assets D, G
Expenses before reductions	2.08%	2.11%	2.09%	2.02%	2.13%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.24)% F	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,497	$ 9,692	$ 10,418	$ 25,733	$ 19,093
Portfolio turnover rate E	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.09 E	.08	.12	.08	.07
Net realized and unrealized gain (loss)	2.31	1.47	(7.38)	2.18	2.25
Total from investment operations	2.40	1.55	(7.26)	2.26	2.32
Distributions from net investment income	(.06)	(.04)	-	-	-
Distributions from net realized gain	(.01)	-	(1.02)	(.46)	(.26)
Total distributions	(.07)	(.04)	(1.02)	(.46)	(.26)
Net asset value, end of period	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85
Total Return A	24.36%	18.74%	(46.27)%	15.61%	18.32%
Ratios to Average Net Assets C, F
Expenses before reductions	1.03%	1.16%	1.09%	.95%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.95%	1.00%
Expenses net of all reductions	.99%	1.00%	1.00%	.95%	.99%
Net investment income (loss)	.76% E	1.01%	.90%	.51%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,894	$ 5,230	$ 13,229	$ 25,663	$ 6,140
Portfolio turnover rate D	152%	58%	49%	43%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,318,552
Gross unrealized depreciation	(7,703,147)
Net unrealized appreciation (depreciation)	$ (1,384,595)

Tax Cost	$ 81,223,678

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 222,772
Capital loss carryforward	$ (38,818,733)
Net unrealized appreciation (depreciation)	$ (1,384,445)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 218,450	$ 401,567

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $29,835 and a change in net unrealized appreciation (depreciation) of $1,672 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $121,662,152 and $143,114,981, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is based the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annual management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 106,849	$ 795
Class T	.25%	.25%	98,826	170
Class B	.75%	.25%	50,182	37,802
Class C	.75%	.25%	96,339	6,624
			$ 352,196	$ 45,391

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,189
Class T	1,821
Class B*	8,346
Class C*	813
$ 17,169

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 132,593.31
Class T	62,861.32
Class B	15,712.31
Class C	30,093.31
Institutional Class	14,496.26
	$ 255,755

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,204 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $329 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,722. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 34,255
Class T	1.50%	17,687
Class B	2.00%	4,098
Class C	2.00%	7,955
Institutional Class	1.00%	1,355
		$ 65,350

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,164 for the period.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 136,522	$ 183,353
Class T	16,260	94,149
Class B	-	21,637
Class C	-	38,058
Institutional Class	32,211	64,370
Total	$ 184,993	$ 401,567
From net realized gain
Class A	$ 20,685	$ -
Class T	10,174	-
Institutional Class	2,598	-
Total	$ 33,457	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	1,105,325	1,395,336	$ 12,387,189	$ 11,224,821
Reinvestment of distributions	14,068	24,355	148,280	172,677
Shares redeemed	(2,106,636)	(2,017,298)	(23,804,192)	(15,702,100)
Net increase (decrease)	(987,243)	(597,607)	$ (11,268,723)	$ (4,304,602)
Class T
Shares sold	273,571	777,416	$ 3,051,489	$ 6,292,773
Reinvestment of distributions	2,447	12,952	25,670	91,314
Shares redeemed	(839,646)	(1,456,823)	(9,300,763)	(10,836,897)
Net increase (decrease)	(563,628)	(666,455)	$ (6,223,604)	$ (4,452,810)
Class B
Shares sold	51,303	81,099	$ 565,167	$ 627,773
Reinvestment of distributions	-	2,853	-	19,798
Shares redeemed	(137,009)	(303,758)	(1,477,869)	(2,217,010)
Net increase (decrease)	(85,706)	(219,806)	$ (912,702)	$ (1,569,439)
Class C
Shares sold	99,978	351,278	$ 1,095,447	$ 2,823,183
Reinvestment of distributions	-	4,891	-	33,894
Shares redeemed	(307,741)	(618,264)	(3,326,863)	(4,563,797)
Net increase (decrease)	(207,763)	(262,095)	$ (2,231,416)	$ (1,706,720)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Institutional Class
Shares sold	122,649	241,804	$ 1,401,064	$ 1,801,225
Reinvestment of distributions	1,916	6,706	20,309	47,816
Shares redeemed	(171,151)	(1,299,236)	(1,930,357)	(8,530,803)
Net increase (decrease)	(46,586)	(1,050,726)	$ (508,984)	$ (6,681,762)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition,
Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition,
Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds.
Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sale of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividend	Capital Gain
Institutional Class	12/06/10	12/03/10	$0.100	$0.009

Institutional Class designates 100% of the dividend distributed in December 2009 as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividend distributed in December 2009 as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2009 represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2009, the total expenses of Class C ranked equal to its competitive median for 2009, and the total expenses of each of Class T and Institutional Class ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAVI-UANN-1210
1.809013.106

Item 2. Code of Ethics

As of the end of the period, October 31, 2010, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, and Fidelity Advisor Value Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$129,000	$-	$5,600	$-
Fidelity Advisor High Income Advantage Fund	$59,000	$-	$5,600	$-
Fidelity Advisor High Income Fund	$51,000	$-	$5,600	$-
Fidelity Advisor Value Fund	$39,000	$-	$5,700	$-

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$145,000	$-	$5,600	$-
Fidelity Advisor High Income Advantage Fund	$67,000	$-	$5,600	$-
Fidelity Advisor High Income Fund	$60,000	$-	$5,600	$-
Fidelity Advisor Value Fund	$40,000	$-	$5,700	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2010A	October 31, 2009A
Audit-Related Fees	$720,000	$685,000
Tax Fees	$-	$2,000
All Other Fees	$790,000	$215,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2010 A	October 31, 2009 A
Deloitte Entities	$1,625,000	$970,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2010